UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Guggenheim Variable Funds Trust

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 through June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

6.30.2018

Guggenheim Variable Funds Trust Semi-Annual Report

Series
Series A	(StylePlus—Large Core Series)
Series B	(Large Cap Value Series)
Series D	(World Equity Income Series)
Series E	(Total Return Bond Series)
Series F	(Floating Rate Strategies Series)
Series J	(StylePlus—Mid Growth Series)
Series N	(Managed Asset Allocation Series)
Series O	(All Cap Value Series)
Series P	(High Yield Series)
Series Q	(Small Cap Value Series)
Series V	(Mid Cap Value Series)
Series X	(StylePlus—Small Growth Series)
Series Y	(StylePlus—Large Growth Series)
Series Z	(Alpha Opportunity Series)

GuggenheimInvestments.com	GVFT-SEMI-0618x1218

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
SERIES A (STYLEPLUS—LARGE CORE SERIES)	8
SERIES B (LARGE CAP VALUE SERIES)	15
SERIES D (WORLD EQUITY INCOME SERIES)	21
SERIES E (TOTAL RETURN BOND SERIES)	28
SERIES F (FLOATING RATE STRATEGIES SERIES)	41
SERIES J (STYLEPLUS—MID GROWTH SERIES)	53
SERIES N (MANAGED ASSET ALLOCATION SERIES)	61
SERIES O (ALL CAP VALUE SERIES)	68
SERIES P (HIGH YIELD SERIES)	75
SERIES Q (SMALL CAP VALUE SERIES)	89
SERIES V (MID CAP VALUE SERIES)	96
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)	103
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)	111
SERIES Z (ALPHA OPPORTUNITY SERIES)	118
NOTES TO FINANCIAL STATEMENTS	130
OTHER INFORMATION	151
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	158
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	163

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 1

June 30, 2018

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (the “Investment Advisers”) are pleased to present the semiannual shareholder report for funds that are part of the Guggenheim Variable Funds Trust (the “Funds”). This report covers performance of the Funds for the semiannual period ended June 30, 2018.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Performance Report and Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC
Guggenheim Partners Investment Management, LLC
July 31, 2018

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

The Series StylePlus Funds may not be suitable for all investors. Investments in large capitalization stocks may underperform other segments of the equity market or the equity market as a whole. ● Investments in small-sized company securities may present additional risks such as less predictable earnings, higher volatility and less liquidity than larger, more established companies. ● Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing companies. ● The Funds may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile than if it had not been leveraged. ● The Funds’ investments in other investment vehicles subject the Funds to those risks and expenses affecting the investment vehicle. ● The Funds may invest in foreign securities which carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● The Funds may invest in fixed income securities whose market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The Funds may invest in bank loans and asset-backed securities, including mortgage backed, which involve special types of risks. ● The Funds may invest in restricted securities which may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Funds are not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series Value Funds may not be suitable for all investors. ● An investment in the Funds will fluctuate and is subject to investment risks, which means investors could lose money. The intrinsic value of the underlying stocks may never be realized or the stocks may decline in value. Investments in small- and/or mid-sized company securities may present additional risks such as less predictable earnings, higher volatility and less liquidity than larger, more established companies. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series D (World Equity Income Series) may not be suitable for all investors. ● Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. ●The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets are generally subject to an even greater level of risks). Additionally, the Funds exposure to foreign currencies subjects the fund to the risk that those currencies will decline in value relative to the U.S. Dollar. ● The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. ●The Funds use of leverage, through instruments such as derivatives, may cause the fund to be more volatile than if it had not been leveraged. ●The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ●The Fund may have significant exposure to securities in a particular capitalization range e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the pre-denominate capitalization range may underperform other segments of the equity market or the equity market as a whole. ● Please read the prospectus for more detailed information regarding these and other risks.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

June 30, 2018

The Series E (Total Return Bond Series) may not be suitable for all investors. ● Investments in fixed-income instruments are subject to the possibility that interest rates could rise, causing the value of the Fund’s holdings and share price to decline. ● Investors in asset-backed securities, including collateralized loan obligations (“CLOs”), generally receive payments that are part interest and part return of principal. These payments may vary based on the rate loans are repaid. Some asset-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices volatile and they are subject to liquidity and valuation risk. CLOs bear similar risks to investing in loans directly. ● Investments in loans involve special types of risks, including credit, interest rate, counterparty, prepayment, liquidity, and valuation risks. Loans are often below investment grade, may be unrated, and typically offer a fixed or floating interest rate. ● High yield and unrated debt securities are at a greater risk of default than investment grade bonds and may be less liquid, which may increase volatility. ● The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged. The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements expose the Fund to many of the same risks as leveraged instruments, such as derivatives. ● You may have a gain or loss when you sell your shares. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series F (Floating Rate Strategies Series) may not be suitable for all investors. ● Investments in floating rate senior secured syndicated bank loans and other floating rate securities involve special types of risks, including credit rate risk, interest rate risk, liquidity risk and prepayment risk. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund will leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements and synthetic instruments (such as synthetic collateralized debt obligations) expose the Fund to the many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series N (Managed Asset Allocation Series) may not be suitable for all investors. ● The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The Fund could lose money if the issuer of a bond or a counterparty to a derivatives transaction or other transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Fund will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Fund’s other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs. The Investment Manager may not be able to cause certain of the underlying funds’ performance to match or correlate to that of the underlying funds’ respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund’s investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying fund’s and, thus the Fund’s, performance to be less than you expect. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series P (High Yield Series) may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ●The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● The Fund may invest in foreign securities which carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series Z (Alpha Opportunity Series) may not be suitable for all investors. ● The Alpha Opportunity Fund is subject to a number of risks and is not suitable for all investors. ● Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the fund may lose money. There can be no guarantee the Fund will achieve it investment objective. ●The fund’s use of derivatives such as futures, options and swap agreements may expose the fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● Certain of the derivative instruments, such as swaps and structured notes, are also subject to the risks of counterparty default and adverse tax treatment. ●The more the fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The fund’s use of short selling involves increased risk and costs, including paying more for a security than it received from its sale and the risk of unlimited losses. ●In certain circumstances the fund may be subject to liquidity risk and it may be difficult for the fund to purchase and sell particular investments within a reasonable time at a fair price. ●In certain circumstances, it may be difficult for the fund to purchase and sell particular investments within a reasonable time at a fair price. ●The Fund’s fixed income investments will change in value in response to interest rate changes and other factors. ●See the prospectus for more information on these and additional risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2018

As the U.S. economy powers along, with second quarter 2018 gross domestic product (“GDP”) coming in at 4.1% annualized, geopolitical risk continues to weigh on the market. Positive headlines surrounding growth and the labor market are offset by concerns over trade tariffs launched by the U.S. against both its rivals and its allies. In May, the Trump administration allowed the aluminum and steel tariff exemptions to expire for Canada, Mexico, and the European Union, instituting 25% tariffs on steel and 10% tariffs on aluminum imported from these regions. In June, the U.S. administration announced it would also impose 25% tariffs on $50 billion worth of Chinese imports ($34 billion of which would be tariffed beginning in July), followed by the publication of a list of $200 billion in additional Chinese goods to be targeted, to which China promised retaliation. The European Union has also announced retaliation, approving tariffs of 25% on a long list of American goods. Over this period, 10-year U.S. Treasury yields peaked at 3.1% and finished the quarter at 2.9%.

The bond market’s reaction to trade rhetoric indicates that there is a tug of war at hand. While fiscal stimulus pushed up bond yields initially, tariffs are weighing them down. Markets are right to be concerned about the consequences of trade tariffs. Outside of the U.S., these trade tariffs may have the intended impact of squeezing economic growth in export-heavy regions, but among the losers will also be U.S. consumers. Some corporations may slow or postpone hiring as they manage for rising input costs. Others will pass higher prices on to the consumer, causing disposable incomes to suffer. In either case, tariffs reduce the benefit of the fiscal stimulus.

The U.S. Federal Reserve’s (the “Fed”) confidence in the U.S. economy seems to have sharpened in recent weeks despite trade uncertainty. In the June Summary of Economic Projections (“SEP”), the U.S. Federal Reserve Open Market Committee’s (“FOMC”) median expectations for 2018 GDP growth rose from 2.7% to 2.8%. The FOMC now expects a lower unemployment rate, higher personal consumption expenditures inflation and a higher federal funds rate for 2018 and 2019 than previously expected. The Fed is determined to tighten financial conditions until economic growth and hiring slow to a more sustainable pace.

We believe that the net effect of all factors affecting rates—fiscal stimulus, trade tariffs, and monetary policy tightening—will keep long-term interest rates from moving much higher than current levels. The market is currently pricing this in to the yield curve; in July the difference between 30-year and two-year U.S. Treasury yields hit its lowest level since July 2007. The bond market is sending a warning signal that makes us wary of taking on too much credit risk at this stage.

We maintain our view that a recession could come in 2020 and markets may discount this as early as 2019. In the meantime, we are watching for exogenous factors that could cause a recession to come sooner.

For the six months ended June 30, 2018, the Standard & Poor’s 500® (“S&P 500”) Index* returned 2.65%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -2.37%. The return of the MSCI Emerging Markets Index* was -6.51%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -1.62% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 0.16%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.81% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2018

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Morningstar Long/Short Equity Category Average is an average return of the funds in the Morningstar Long/Short Equity Category. The categories assist investors and investment professionals in making meaningful comparisons between funds, making it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds.

Russell 3000® Index measures the performance of the largest 3,000 U.S. companies, representing approximately 98% of the investable U.S. equity market.

Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500® Value Index measures the performance of the small- to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth value.

Russell 1000® Value Index: A measure of the performance for the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2017 and ending June 30, 2018.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2017	Ending Account Value June 30, 2018	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Series A (StylePlus—Large Core Series)	0.98%	1.63%	$ 1,000.00	$ 1,016.30	$ 4.90
Series B (Large Cap Value Series)	0.80%	(0.99%)	1,000.00	990.10	3.95
Series D (World Equity Income Series)	0.90%	0.07%	1,000.00	1,000.70	4.46
Series E (Total Return Bond Series)	0.77%	0.49%	1,000.00	1,004.90	3.83
Series F (Floating Rate Strategies Series)	1.16%	1.03%	1,000.00	1,010.30	5.78
Series J (StylePlus—Mid Growth Series)	0.94%	4.20%	1,000.00	1,042.00	4.76
Series N (Managed Asset Allocation Series)	0.93%	0.00%	1,000.00	1,000.00	4.61
Series O (All Cap Value Series)	0.88%	0.78%	1,000.00	1,007.80	4.38
Series P (High Yield Series)	1.26%	(0.96%)	1,000.00	990.40	6.22
Series Q (Small Cap Value Series)	1.14%	3.60%	1,000.00	1,036.00	5.75
Series V (Mid Cap Value Series)	0.91%	4.33%	1,000.00	1,043.30	4.61
Series X (StylePlus—Small Growth Series)	1.06%	8.78%	1,000.00	1,087.80	5.49
Series Y (StylePlus—Large Growth Series)	1.02%	6.11%	1,000.00	1,061.10	5.21
Series Z (Alpha Opportunity Series)	2.00%	(9.18%)	1,000.00	908.20	9.46
Table 2. Based on hypothetical 5% return (before expenses)
Series A (StylePlus—Large Core Series)	0.98%	5.00%	$ 1,000.00	$ 1,019.93	$ 4.91
Series B (Large Cap Value Series)	0.80%	5.00%	1,000.00	1,020.83	4.01
Series D (World Equity Income Series)	0.90%	5.00%	1,000.00	1,020.33	4.51
Series E (Total Return Bond Series)	0.77%	5.00%	1,000.00	1,020.98	3.86
Series F (Floating Rate Strategies Series)	1.16%	5.00%	1,000.00	1,019.04	5.81
Series J (StylePlus—Mid Growth Series)	0.94%	5.00%	1,000.00	1,020.13	4.71
Series N (Managed Asset Allocation Series)	0.93%	5.00%	1,000.00	1,020.18	4.66
Series O (All Cap Value Series)	0.88%	5.00%	1,000.00	1,020.43	4.41
Series P (High Yield Series)	1.26%	5.00%	1,000.00	1,018.55	6.31
Series Q (Small Cap Value Series)	1.14%	5.00%	1,000.00	1,019.14	5.71
Series V (Mid Cap Value Series)	0.91%	5.00%	1,000.00	1,020.28	4.56
Series X (StylePlus—Small Growth Series)	1.06%	5.00%	1,000.00	1,019.54	5.31
Series Y (StylePlus—Large Growth Series)	1.02%	5.00%	1,000.00	1,019.74	5.11
Series Z (Alpha Opportunity Series)	2.00%	5.00%	1,000.00	1,014.88	9.99

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any. This ratio represents net expenses, which may include expenses that are excluded from the expense limitation agreement and affiliated waivers. Excluding these expenses, the net expense ratios for the period would be:

Fund	06/30/18
Series A (StylePlus—Large Core Series)	0.91%
Series B (Large Cap Value Series)	0.80%
Series D (World Equity Income Series)	0.90%
Series E (Total Return Bond Series)	0.77%
Series F (Floating Rate Strategies Series)	1.15%
Series J (StylePlus—Mid Growth Series)	0.94%
Series O (All Cap Value Series)	0.88%
Series P (High Yield Series)	1.07%
Series Q (Small Cap Value Series)	1.14%
Series V (Mid Cap Value Series)	0.91%
Series X (StylePlus—Small Growth Series)	1.06%
Series Y (StylePlus—Large Growth Series)	0.93%
Series Z (Alpha Opportunity Series)	2.00%

[2]	Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.
[3]	Actual cumulative return at net asset value for the period December 31, 2017 to June 30, 2018.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2018

SERIES A (STYLEPLUS—LARGE CORE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds.

Inception Date: May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	33.9%
Guggenheim Strategy Fund III	30.2%
Guggenheim Strategy Fund II	12.2%
Guggenheim Strategy Fund I	1.2%
Apple, Inc.	0.6%
Exxon Mobil Corp.	0.5%
Microsoft Corp.	0.5%
Alphabet, Inc. — Class C	0.4%
Chevron Corp.	0.4%
Amazon.com, Inc.	0.4%
Top Ten Total	80.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2018

	6 Month‡	1 Year	5 Year	10 Year
Series A (StylePlus—Large Core Series)	1.63%	13.59%	14.02%	9.09%
S&P 500 Index	2.65%	14.37%	13.42%	10.17%

*	The performance data above represents past performance that is not predictive of future results. Effective April 30, 2013, certain changes were made to the Series’ investment objective and principal strategies. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Shares	Value

COMMON STOCKS† - 20.0%

Consumer, Non-cyclical - 7.0%
Pfizer, Inc.	24,807	$899,998
Procter & Gamble Co.	11,127	868,574
PepsiCo, Inc.	7,299	794,642
Amgen, Inc.	3,869	714,179
Gilead Sciences, Inc.	9,179	650,240
Mondelez International, Inc. — Class A	14,589	598,149
Biogen, Inc.*	1,958	568,290
Sysco Corp.	8,120	554,515
Kimberly-Clark Corp.	5,245	552,508
Archer-Daniels-Midland Co.	11,563	529,932
Molson Coors Brewing Co. — Class B	7,484	509,212
JM Smucker Co.	4,672	502,147
Tyson Foods, Inc. — Class A	7,184	494,618
Allergan plc	2,859	476,653
Altria Group, Inc.	8,171	464,031
Humana, Inc.	1,500	446,445
Centene Corp.*	3,493	430,372
Kellogg Co.	6,136	428,722
Kroger Co.	14,420	410,249
Mylan N.V.*	11,146	402,816
Western Union Co.	18,760	381,391
Anthem, Inc.	1,594	379,420
McKesson Corp.	2,669	356,045
United Rentals, Inc.*	2,383	351,778
Cardinal Health, Inc.	6,556	320,130
AbbVie, Inc.	3,368	312,045
Conagra Brands, Inc.	8,094	289,199
Johnson & Johnson	2,280	276,655
CVS Health Corp.	4,258	274,002
Bristol-Myers Squibb Co.	4,666	258,216
Perrigo Company plc	3,427	249,863
Quanta Services, Inc.*	6,478	216,365
Becton Dickinson and Co.	604	144,694
UnitedHealth Group, Inc.	556	136,409
Cigna Corp.	619	105,199
Total Consumer, Non-cyclical		15,347,703

Technology - 3.9%
Apple, Inc.	7,582	1,403,504
Microsoft Corp.	11,548	1,138,748
Intel Corp.	16,125	801,574
Oracle Corp.	15,694	691,478
International Business Machines Corp.	4,905	685,229
NetApp, Inc.	6,710	526,936
CA, Inc.	13,291	473,824
Applied Materials, Inc.	9,455	436,726
Seagate Technology plc	7,172	405,003
DXC Technology Co.	5,016	404,340
Western Digital Corp.	5,184	401,293
HP, Inc.	17,265	391,743
Lam Research Corp.	2,250	388,912
Micron Technology, Inc.*	5,181	271,692
QUALCOMM, Inc.	3,361	188,619
Total Technology		8,609,621

Communications - 2.6%
Alphabet, Inc. — Class C*	862	961,690
Amazon.com, Inc.*	544	924,691
Cisco Systems, Inc.	20,241	870,971
Facebook, Inc. — Class A*	2,782	540,598
Omnicom Group, Inc.	6,685	509,865
Juniper Networks, Inc.	17,579	482,016
Comcast Corp. — Class A	14,556	477,582
News Corp. — Class A	30,189	467,930
AT&T, Inc.	5,519	177,215
Walt Disney Co.	1,353	141,808
Netflix, Inc.*	257	100,598
Total Communications		5,654,964

Industrial - 2.6%
Honeywell International, Inc.	3,947	568,565
Caterpillar, Inc.	4,168	565,473
WestRock Co.	8,121	463,060
Snap-on, Inc.	2,784	447,444
Eaton Corporation plc	5,540	414,059
Textron, Inc.	6,057	399,217
Huntington Ingalls Industries, Inc.	1,808	391,956
Cummins, Inc.	2,934	390,222
Dover Corp.	5,099	373,247
Pentair plc	8,866	373,081
Acuity Brands, Inc.	3,036	351,781
Kansas City Southern	2,426	257,059
United Technologies Corp.	1,670	208,800
Stanley Black & Decker, Inc.	1,434	190,450
Johnson Controls International plc	5,492	183,708
Total Industrial		5,578,122

Energy - 1.4%
Exxon Mobil Corp.	14,207	1,175,345
Chevron Corp.	7,517	950,374
Valero Energy Corp.	3,671	406,857
Occidental Petroleum Corp.	3,603	301,499
ConocoPhillips	2,033	141,538
Total Energy		2,975,613

Consumer, Cyclical - 1.3%
Walmart, Inc.	5,256	450,176
Delta Air Lines, Inc.	8,177	405,088
PACCAR, Inc.	6,481	401,563
Southwest Airlines Co.	7,795	396,610
Alaska Air Group, Inc.	5,535	334,259
American Airlines Group, Inc.	6,275	238,199
Walgreens Boots Alliance, Inc.	3,518	211,133
United Continental Holdings, Inc.*	2,601	181,368
Yum! Brands, Inc.	1,130	88,389
General Motors Co.	2,131	83,961
Home Depot, Inc.	232	45,263
Total Consumer, Cyclical		2,836,009

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Shares	Value

Financial - 1.0%
State Street Corp.	5,207	$484,720
JPMorgan Chase & Co.	3,870	403,254
Prudential Financial, Inc.	3,454	322,983
Berkshire Hathaway, Inc. — Class B*	1,415	264,110
Visa, Inc. — Class A	1,745	231,125
Bank of America Corp.	6,299	177,569
Wells Fargo & Co.	2,588	143,479
Citigroup, Inc.	2,020	135,178
MetLife, Inc.	2,973	129,623
Total Financial		2,292,041

Basic Materials - 0.2%
LyondellBasell Industries N.V. — Class A	3,011	330,758

Total Common Stocks
(Cost $42,492,013)		43,624,831

MUTUAL FUNDS† - 77.5%
Guggenheim Variable Insurance Strategy Fund III[1]	2,953,479	74,043,712
Guggenheim Strategy Fund III[1]	2,643,098	66,051,017
Guggenheim Strategy Fund II1	1,069,781	26,733,815
Guggenheim Strategy Fund I1	100,969	2,528,252
Total Mutual Funds
(Cost $168,858,324)		169,356,796

MONEY MARKET FUND† - 2.3%
Dreyfus Treasury Prime Cash Management — Institutional Class, 1.68%[2]	5,077,540	5,077,540
Total Money Market Fund
(Cost $5,077,540)		5,077,540

Total Investments - 99.8%
(Cost $216,427,877)		$218,059,167
Other Assets & Liabilities, net - 0.2%		408,242
Total Net Assets - 100.0%		$218,467,409

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	55	Sep 2018	$7,482,063	$(171,860)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo	S&P 500 Index	2.17%	At Maturity	07/02/18	61,917	$168,313,315	$8,451,050

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2018
SERIES A (STYLEPLUS—LARGE CORE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$43,624,831	$—	$—	$43,624,831
Mutual Funds	169,356,796	—	—	169,356,796
Money Market Fund	5,077,540	—	—	5,077,540
Equity Index Swap Agreements*	—	8,451,050	—	8,451,050
Total Assets	$218,059,167	$8,451,050	$—	$226,510,217

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$171,860	$—	$—	$171,860

*	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$26,350,212	$164,194	$(23,983,716)	$147,342	$(149,780)	$2,528,252	100,969	$165,248
Guggenheim Strategy Fund II	36,603,488	451,761	(10,299,994)	53,715	(75,155)	26,733,815	1,069,781	451,368
Guggenheim Strategy Fund III	65,316,993	813,448	—	—	(79,424)	66,051,017	2,643,098	810,966
Guggenheim Variable Insurance Strategy Fund III	67,887,722	6,276,077	—	—	(120,087)	74,043,712	2,953,479	945,410
	$196,158,415	$7,705,480	$(34,283,710)	$201,057	$(424,446)	$169,356,796		$2,372,992

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $47,569,553)	$48,702,371
Investments in affiliated issuers, at value (cost $168,858,324)	169,356,796
Segregated cash with broker	308,000
Unrealized appreciation on swap agreements	8,451,050
Prepaid expenses	1,210
Receivables:
Dividends	487,154
Interest	9,413
Variation margin on futures contracts	3,438
Total assets	227,319,432

Liabilities:
Overdraft due to custodian bank	1,460,146
Segregated cash due to broker	6,480,000
Payable for:
Securities purchased	464,014
Fund shares redeemed	204,173
Management fees	79,125
Distribution and service fees	48,131
Swap settlement	38,737
Fund accounting/administration fees	15,402
Trustees’ fees*	3,271
Due to advisor	2,658
Transfer agent/maintenance fees	2,304
Miscellaneous (Note 11)	54,062
Total liabilities	8,852,023
Commitments and contingent liabilities (Note 13)	—
Net assets	$218,467,409

Net assets consist of:
Paid in capital	$167,638,923
Undistributed net investment income	5,254,092
Accumulated net realized gain on investments	35,663,914
Net unrealized appreciation on investments	9,910,480
Net assets	$218,467,409
Capital shares outstanding	4,724,729
Net asset value per share	$46.24

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2018

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $575)	$497,364
Dividends from securities of affiliated issuers	2,372,992
Interest	54,395
Total investment income	2,924,751

Expenses:
Management fees	916,962
Distribution and service fees	305,654
Recoupment of previously waived fees	2,658
Transfer agent/maintenance fees	12,598
Fund accounting/administration fees	97,810
Interest expense	83,466
Custodian fees	9,497
Line of credit fees	5,106
Trustees’ fees*	2,715
Miscellaneous	49,967
Total expenses	1,486,433
Less:
Expenses waived by Adviser	(298,250)
Net expenses	1,188,183
Net investment income	1,736,568

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,737,131
Investments in affiliated issuers	201,057
Swap agreements	6,089,606
Futures contracts	136,691
Net realized gain	9,164,485
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(3,368,756)
Investments in affiliated issuers	(424,446)
Swap agreements	(2,433,124)
Futures contracts	(184,432)
Net change in unrealized appreciation (depreciation)	(6,410,758)
Net realized and unrealized gain	2,753,727
Net increase in net assets resulting from operations	$4,490,295

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,736,568	$3,513,001
Net realized gain on investments	9,164,485	36,947,690
Net change in unrealized appreciation (depreciation) on investments	(6,410,758)	7,079,795
Net increase in net assets resulting from operations	4,490,295	47,540,486

Distributions to shareholders from:
Net investment income	—	(2,810,139)
Net realized gains	—	(3,235,435)
Total distributions to shareholders	—	(6,045,574)

Capital share transactions:
Proceeds from sale of shares	2,611,960	7,868,127
Distributions reinvested	—	6,045,574
Cost of shares redeemed	(40,429,704)	(27,318,491)
Net decrease from capital share transactions	(37,817,744)	(13,404,790)
Net increase (decrease) in net assets	(33,327,449)	28,090,122

Net assets:
Beginning of period	251,794,858	223,704,736
End of period	$218,467,409	$251,794,858
Undistributed net investment income at end of period	$5,254,092	$3,517,524

Capital share activity:
Shares sold	56,032	189,083
Shares issued from reinvestment of distributions	—	146,205
Shares redeemed	(864,855)	(657,420)
Net decrease in shares	(808,823)	(322,132)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SERIES A (STYLEPLUS—LARGE CORE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2018[a]	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Per Share Data
Net asset value, beginning of period	$45.50	$38.20	$34.34	$37.53	$32.50	$25.22
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.62	.46	.30	.44	.16
Net gain (loss) on investments (realized and unrealized)	.41	7.76	4.09	.36	4.59	7.12
Total from investment operations	.74	8.38	4.55	.66	5.03	7.28
Less distributions from:
Net investment income	—	(.50)	(.32)	(.52)	—	—
Net realized gains	—	(.58)	(.37)	(3.33)	—	—
Total distributions	—	(1.08)	(.69)	(3.85)	—	—
Net asset value, end of period	$46.24	$45.50	$38.20	$34.34	$37.53	$32.50

Total Return[c]	1.63%	22.22%	13.34%	1.50%	15.48%	28.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$218,467	$251,795	$223,705	$218,880	$239,075	$231,194
Ratios to average net assets:
Net investment income (loss)	1.42%	1.48%	1.31%	0.83%	1.28%	0.56%
Total expenses[d]	1.22%	1.12%	0.93%	0.96%	0.97%	0.96%
Net expenses[e,f,g]	0.98%	0.91%	0.93%	0.96%	0.95%	0.96%
Portfolio turnover rate	25%	44%	43%	66%	88%	267%

[a]	Unaudited figures for the period ended June 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
0.91%	0.90%	N/A	N/A	N/A	N/A

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions of expense reimbursements for the periods presented would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
0.00%*	N/A	N/A	N/A	N/A	N/A

*	Less than 0.01%.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2018

SERIES B (LARGE CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
JPMorgan Chase & Co.	4.1%
Exxon Mobil Corp.	3.1%
Chevron Corp.	3.0%
Bank of America Corp.	3.0%
Berkshire Hathaway, Inc. — Class B	2.5%
Citigroup, Inc.	2.4%
Intel Corp.	2.4%
Cisco Systems, Inc.	2.1%
Wells Fargo & Co.	2.1%
Merck & Company, Inc.	2.0%
Top Ten Total	26.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2018

	6 Month‡	1 Year	5 Year	10 Year
Series B (Large Cap Value Series)	(0.99%)	9.93%	10.58%	8.24%
Russell 1000 Value Index	(1.69%)	6.77%	10.34%	8.49%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 1000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 15

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018
SERIES B (LARGE CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 98.5%

Financial - 30.3%
JPMorgan Chase & Co.	95,515	$9,952,663
Bank of America Corp.	256,481	7,230,199
Berkshire Hathaway, Inc. — Class B*	32,111	5,993,518
Citigroup, Inc.	86,257	5,772,318
Wells Fargo & Co.	90,492	5,016,877
BB&T Corp.	65,362	3,296,859
Zions Bancorporation	60,137	3,168,619
SunTrust Banks, Inc.	46,386	3,062,404
Allstate Corp.	23,741	2,166,841
Welltower, Inc. REIT	33,237	2,083,627
Piedmont Office Realty Trust, Inc. — Class A REIT	104,367	2,080,034
Charles Schwab Corp.	40,347	2,061,732
Principal Financial Group, Inc.	37,423	1,981,548
Jefferies Financial Group, Inc.	84,080	1,911,979
Liberty Property Trust REIT	41,187	1,825,820
Omega Healthcare Investors, Inc. REIT	58,239	1,805,409
Loews Corp.	36,285	1,751,840
Morgan Stanley	34,665	1,643,121
Assured Guaranty Ltd.	45,312	1,618,998
Unum Group	41,540	1,536,564
Regions Financial Corp.	76,086	1,352,809
KeyCorp	64,668	1,263,613
T. Rowe Price Group, Inc.	10,273	1,192,593
Realogy Holdings Corp.	50,262	1,145,974
American International Group, Inc.	20,706	1,097,832
Equity Commonwealth REIT*	23,702	746,613
Federated Investors, Inc. — Class B	29,308	683,462
Total Financial		73,443,866

Consumer, Non-cyclical - 20.6%
Merck & Company, Inc.	81,134	4,924,834
Pfizer, Inc.	127,456	4,624,104
Johnson & Johnson	32,817	3,982,015
Amgen, Inc.	16,845	3,109,419
Procter & Gamble Co.	39,244	3,063,386
Hormel Foods Corp.	71,296	2,652,924
HCA Healthcare, Inc.	21,438	2,199,539
Tyson Foods, Inc. — Class A	30,226	2,081,060
UnitedHealth Group, Inc.	8,286	2,032,887
Archer-Daniels-Midland Co.	43,946	2,014,045
Quest Diagnostics, Inc.	17,512	1,925,269
Bunge Ltd.	25,800	1,798,518
CVS Health Corp.	26,943	1,733,782
Express Scripts Holding Co.*	22,381	1,728,037
Zimmer Biomet Holdings, Inc.	14,681	1,636,050
United Therapeutics Corp.*	14,302	1,618,271
Humana, Inc.	5,395	1,605,714
DaVita, Inc.*	20,183	1,401,508
AmerisourceBergen Corp. — Class A	14,464	1,233,345
Conagra Brands, Inc.	33,664	1,202,815
Medtronic plc	13,608	1,164,981
Mylan N.V.*	19,130	691,358
Ingredion, Inc.	5,434	601,544
Philip Morris International, Inc.	6,382	515,283
Patterson Companies, Inc.	21,970	498,060
Total Consumer, Non-cyclical		50,038,748

Energy - 12.7%
Exxon Mobil Corp.	90,329	7,472,918
Chevron Corp.	57,407	7,257,967
Kinder Morgan, Inc.	188,943	3,338,623
Marathon Oil Corp.	158,094	3,297,841
Hess Corp.	41,074	2,747,440
Whiting Petroleum Corp.*	38,939	2,052,864
Range Resources Corp.	107,163	1,792,837
Diamondback Energy, Inc.	13,123	1,726,593
Antero Resources Corp.*	56,985	1,216,630
Total Energy		30,903,713

Utilities - 7.2%
Exelon Corp.	72,444	3,086,114
Public Service Enterprise Group, Inc.	56,473	3,057,448
Duke Energy Corp.	32,516	2,571,365
Ameren Corp.	41,280	2,511,888
OGE Energy Corp.	58,117	2,046,300
Edison International	27,657	1,749,858
Pinnacle West Capital Corp.	15,680	1,263,181
SCANA Corp.	31,222	1,202,672
Total Utilities		17,488,826

Industrial - 6.4%
Republic Services, Inc. — Class A	34,123	2,332,648
Corning, Inc.	82,413	2,267,182
WestRock Co.	31,950	1,821,789
Carlisle Companies, Inc.	16,256	1,760,687
Owens Corning	26,430	1,674,869
Eaton Corporation plc	18,940	1,415,576
General Electric Co.	97,873	1,332,052
Jabil, Inc.	43,618	1,206,474
Honeywell International, Inc.	6,020	867,181
Timken Co.	19,855	864,685
Total Industrial		15,543,143

Consumer, Cyclical - 6.4%
Walmart, Inc.	31,959	2,737,288
Southwest Airlines Co.	47,188	2,400,926
PVH Corp.	12,844	1,923,004
Lear Corp.	10,067	1,870,549
JetBlue Airways Corp.*	77,479	1,470,551
Carnival Corp.	23,157	1,327,128
DR Horton, Inc.	32,193	1,319,913
PACCAR, Inc.	20,253	1,254,876
Macy’s, Inc.	17,763	664,869
Goodyear Tire & Rubber Co.	24,587	572,631
Total Consumer, Cyclical		15,541,735

Technology - 5.5%
Intel Corp.	114,952	5,714,264
Apple, Inc.	11,164	2,066,568
Xerox Corp.	72,023	1,728,552

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2018
SERIES B (LARGE CAP VALUE SERIES)

	Shares	Value

VMware, Inc. — Class A*	11,664	$1,714,258
Oracle Corp.	28,737	1,266,152
QUALCOMM, Inc.	16,170	907,461
Total Technology		13,397,255

Basic Materials - 5.1%
Nucor Corp.	38,756	2,422,250
Reliance Steel & Aluminum Co.	25,241	2,209,597
Steel Dynamics, Inc.	47,307	2,173,757
Cabot Corp.	33,822	2,089,185
DowDuPont, Inc.	29,631	1,953,275
Freeport-McMoRan, Inc.	82,050	1,416,183
Total Basic Materials		12,264,247

Communications - 4.3%
Cisco Systems, Inc.	118,524	5,100,088
Verizon Communications, Inc.	62,050	3,121,735
AT&T, Inc.	65,948	2,117,590
Total Communications		10,339,413

Total Common Stocks
(Cost $188,700,534)		238,960,946

MONEY MARKET FUND† - 1.4%
Dreyfus Treasury Prime Cash Management — Institutional Class 1.68%[1]	3,513,142	3,513,142
Total Money Market Fund
(Cost $3,513,142)		3,513,142

Total Investments - 99.9%
(Cost $192,213,676)		$242,474,088
Other Assets & Liabilities, net - 0.1%		163,823
Total Net Assets - 100.0%		$242,637,911

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$238,960,946	$—	$—	$238,960,946
Money Market Fund	3,513,142	—	—	3,513,142
Total Assets	$242,474,088	$—	$—	$242,474,088

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SERIES B (LARGE CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

Assets:
Investments, at value (cost $192,213,676)	$242,474,088
Prepaid expenses	2,625
Receivables:
Securities sold	2,697,242
Dividends	186,449
Interest	3,221
Total assets	245,363,625

Liabilities:
Payable for:
Securities purchased	2,407,350
Fund shares redeemed	116,849
Management fees	85,418
Distribution and service fees	51,508
Fund accounting/administration fees	16,483
Transfer agent/maintenance fees	2,605
Trustees’ fees*	1,508
Miscellaneous	43,993
Total liabilities	2,725,714
Commitments and contingent liabilities (Note 13)	—
Net assets	$242,637,911

Net assets consist of:
Paid in capital	$161,802,019
Undistributed net investment income	5,065,671
Accumulated net realized gain on investments	25,509,809
Net unrealized appreciation on investments	50,260,412
Net assets	$242,637,911
Capital shares outstanding	5,651,713
Net asset value per share	$42.93

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2018

Investment Income:
Dividends (net of foreign withholding tax of $878)	$2,827,780
Interest	14,345
Total investment income	2,842,125

Expenses:
Management fees	837,775
Distribution and service fees	322,221
Transfer agent/maintenance fees	12,796
Fund accounting/administration fees	103,112
Trustees’ fees*	5,172
Custodian fees	4,365
Line of credit fees	5,350
Miscellaneous	43,189
Total expenses	1,333,980
Less:
Expenses waived by Adviser	(305,493)
Net expenses	1,028,487
Net investment income	1,813,638

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,540,640
Net realized gain	9,540,640
Net change in unrealized appreciation (depreciation) on:
Investments	(13,722,573)
Net change in unrealized appreciation (depreciation)	(13,722,573)
Net realized and unrealized loss	(4,181,933)
Net decrease in net assets resulting from operations	$(2,368,295)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES B (LARGE CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,813,638	$3,059,968
Net realized gain on investments	9,540,640	20,432,360
Net change in unrealized appreciation (depreciation) on investments	(13,722,573)	14,902,142
Net increase (decrease) in net assets resulting from operations	(2,368,295)	38,394,470

Distributions to shareholders from:
Net investment income	—	(3,290,010)
Net realized gains	—	(7,443,276)
Total distributions to shareholders	—	(10,733,286)

Capital share transactions:
Proceeds from sale of shares	2,049,336	4,647,149
Distributions reinvested	—	10,733,286
Cost of shares redeemed	(26,301,265)	(34,475,157)
Net decrease from capital share transactions	(24,251,929)	(19,094,722)
Net increase (decrease) in net assets	(26,620,224)	8,566,462

Net assets:
Beginning of period	269,258,135	260,691,673
End of period	$242,637,911	$269,258,135
Undistributed net investment income at end of period	$5,065,671	$3,252,033

Capital share activity:
Shares sold	47,189	115,794
Shares issued from reinvestment of distributions	—	272,488
Shares redeemed	(605,578)	(849,517)
Net decrease in shares	(558,389)	(461,235)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SERIES B (LARGE CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2018[a]	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Per Share Data
Net asset value, beginning of period	$43.36	$39.08	$33.20	$41.40	$37.82	$28.66
Income (loss) from investment operations:
Net investment income (loss)[b]	.30	.48	.50	.61	.41	.35
Net gain (loss) on investments (realized and unrealized)	(.73)	5.52	6.48	(2.29)	3.17	8.81
Total from investment operations	(.43)	6.00	6.98	(1.68)	3.58	9.16
Less distributions from:
Net investment income	—	(.53)	(.61)	(.47)	—	—
Net realized gains	—	(1.19)	(.49)	(6.05)	—	—
Total distributions	—	(1.72)	(1.10)	(6.52)	—	—
Net asset value, end of period	$42.93	$43.36	$39.08	$33.20	$41.40	$37.82

Total Return[c]	(0.99%)	15.81%	21.41%	(5.08%)	9.47%	31.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$242,638	$269,258	$260,692	$233,098	$275,200	$283,527
Ratios to average net assets:
Net investment income (loss)	1.41%	1.17%	1.44%	1.63%	1.04%	1.05%
Total expenses[e]	1.03%	1.02%	0.82%	0.84%	0.83%	0.83%
Net expenses[d,f]	0.80%	0.81%	0.82%	0.84%	0.83%	0.83%
Portfolio turnover rate	9%	27%	44%	38%	47%	26%

[a]	Unaudited figures for the period ended June 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
0.80%	0.79%	N/A	N/A	N/A	N/A

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2018

SERIES D (WORLD EQUITY INCOME SERIES)

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

COUNTRY DIVERSIFICATION

At June 30, 2018, the investment diversification of the Fund by country was as follows:

Country	% of Long Term Investments
United States	54.7%
Canada	6.5%
Japan	6.1%
France	5.2%
Australia	3.7%
United Kingdom	3.0%
Switzerland	2.9%
Other	17.9%
Total Long Term Investments	100.0%

Inception Date: April 19, 1984

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	1.8%
Home Depot, Inc.	1.3%
Mastercard, Inc. — Class A	1.3%
Johnson & Johnson	1.3%
UnitedHealth Group, Inc.	1.3%
Microsoft Corp.	1.2%
Accenture plc — Class A	1.1%
TOTAL S.A.	1.1%
Pfizer, Inc.	1.1%
Alphabet, Inc. — Class C	1.1%
Top Ten Total	12.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2018

	6 month‡	1 Year	5 Year	10 Year
Series D (World Equity Income Series)	0.07%	8.77%	8.58%	4.02%
MSCI World Index	0.43%	11.09%	9.94%	6.26%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The MSCI World Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 21

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018
SERIES D (WORLD EQUITY INCOME SERIES)

	Shares	Value

COMMON STOCKS† - 98.5%

Financial - 27.0%
Mastercard, Inc. — Class A	9,700	$1,906,244
JPMorgan Chase & Co.	12,400	1,292,080
DNB ASA††	65,600	1,277,361
MetLife, Inc.	26,800	1,168,480
Bank of Montreal	14,900	1,151,760
BNP Paribas S.A.††	18,600	1,150,419
Progressive Corp.	19,100	1,129,765
T. Rowe Price Group, Inc.	9,500	1,102,855
Swiss Re AG††	12,400	1,082,564
Kinnevik AB — Class B††	30,500	1,039,411
Bank Leumi Le-Israel BM	175,500	1,036,219
Nippon Building Fund, Inc. REIT††	170	980,651
Israel Discount Bank Ltd. — Class A††	174,900	976,198
Prudential plc	41,600	952,330
SEI Investments Co.	14,900	931,548
Everest Re Group Ltd.	4,000	921,920
Bank Hapoalim BM	134,600	910,628
Canadian Imperial Bank of Commerce	10,360	901,219
Japan Real Estate Investment Corp. REIT††	170	899,346
Hongkong Land Holdings Ltd.††	122,300	874,314
PNC Financial Services Group, Inc.	6,400	864,640
SmartCentres Real Estate Investment Trust	36,600	849,971
Barclays plc††	328,700	812,426
Aflac, Inc.	18,500	795,870
Unibail-Rodamco-Westfield	3,609	794,578
First Capital Realty, Inc.	50,000	785,773
United Urban Investment Corp. REIT††	500	776,991
Assurant, Inc.	7,387	764,481
RioCan Real Estate Investment Trust	40,500	743,993
Cboe Global Markets, Inc.	6,700	697,269
H&R Real Estate Investment Trust	44,700	684,120
Public Storage REIT	3,000	680,580
Allianz AG††	3,300	679,910
Power Financial Corp.	24,000	561,375
ING Groep N.V.††	31,700	454,991
Societe Generale S.A.††	10,500	441,268
Visa, Inc. — Class A	3,200	423,840
IGM Financial, Inc.	14,200	411,646
New York Community Bancorp, Inc.	35,000	386,400
Lloyds Banking Group plc	458,200	381,294
Henderson Land Development Company Ltd.††	71,916	379,231
ASX Ltd.††	7,900	376,620
Great-West Lifeco, Inc.	14,300	351,564
Arthur J Gallagher & Co.	5,300	345,984
Wells Fargo & Co.	6,200	343,728
BB&T Corp.	6,600	332,904
CI Financial Corp.	17,000	305,569
United Overseas Bank Ltd.††	15,200	297,899
Assicurazioni Generali SpA††	17,700	295,877
People’s United Financial, Inc.	15,900	287,631
Comerica, Inc.	3,100	281,852
U.S. Bancorp	5,577	278,961
CME Group, Inc. — Class A	1,700	278,664
BlackRock, Inc. — Class A	500	249,520
SVB Financial Group*	800	231,008
Total Financial		39,313,740

Consumer, Cyclical - 14.8%
Home Depot, Inc.	10,000	1,951,000
L Brands, Inc.	37,200	1,371,936
Target Corp.	17,400	1,324,488
TJX Companies, Inc.	13,468	1,281,884
Ford Motor Co.	114,900	1,271,943
LVMH Moet Hennessy Louis Vuitton SE††	3,634	1,206,432
Las Vegas Sands Corp.	15,600	1,191,216
WW Grainger, Inc.	3,700	1,141,080
Cie Generale des Etablissements Michelin — Class B††	9,200	1,112,883
Bandai Namco Holdings, Inc.††	26,400	1,087,505
Kohl’s Corp.	14,900	1,086,210
Macy’s, Inc.	29,000	1,085,470
Fastenal Co.	19,500	938,535
Iida Group Holdings Company Ltd.††	47,700	918,340
Carnival plc††	14,800	845,753
Crown Resorts Ltd.††	76,200	760,401
Domino’s Pizza, Inc.	2,000	564,340
Polaris Industries, Inc.	4,400	537,592
Darden Restaurants, Inc.	4,600	492,476
Harvey Norman Holdings Ltd.††	191,900	471,502
Ferguson plc	4,736	384,421
McDonald’s Corp.	1,800	282,042
Hugo Boss AG††	2,600	235,767
Total Consumer, Cyclical		21,543,216

Consumer, Non-cyclical - 14.0%
Johnson & Johnson	15,600	1,892,904
UnitedHealth Group, Inc.	7,600	1,864,584
Pfizer, Inc.	42,700	1,549,156
Roche Holding AG††	6,700	1,486,360
AbbVie, Inc.	14,800	1,371,220
Koninklijke Ahold Delhaize N.V.††	37,400	892,929
Swedish Match AB††	17,500	864,928
ABIOMED, Inc.*	2,000	818,100
Wesfarmers Ltd.††	21,300	777,250
Western Union Co.	37,300	758,309
Danone S.A.††	10,300	751,951
Automatic Data Processing, Inc.	5,500	737,770
Coca-Cola Amatil Ltd.††	106,900	727,183
Dairy Farm International Holdings Ltd.	80,000	703,200
George Weston Ltd.	8,300	677,193
Taisho Pharmaceutical Holdings Company Ltd.††	5,300	620,040
Gilead Sciences, Inc.	8,400	595,056
Cochlear Ltd.††	4,000	592,277
Moody’s Corp.	3,000	511,680
Shionogi & Company Ltd.††	8,800	451,583
Robert Half International, Inc.	6,600	429,660
Otsuka Holdings Company Ltd.††	8,800	425,699
Marine Harvest ASA††	17,700	351,907

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES D (WORLD EQUITY INCOME SERIES)

	Shares	Value

MEIJI Holdings Company Ltd.††	4,000	$337,832
Amgen, Inc.	1,598	294,975
Total Consumer, Non-cyclical		20,483,746

Technology - 13.6%
Apple, Inc.	14,100	2,610,051
Microsoft Corp.	17,100	1,686,231
Accenture plc — Class A	10,100	1,652,259
NVIDIA Corp.	6,500	1,539,850
International Business Machines Corp.	11,000	1,536,700
Texas Instruments, Inc.	13,700	1,510,425
Western Digital Corp.	15,900	1,230,819
Paychex, Inc.	15,800	1,079,930
CA, Inc.	26,700	951,855
Intel Corp.	19,000	944,490
Intuit, Inc.	4,301	878,716
Splunk, Inc.*	7,300	723,503
Xilinx, Inc.	10,600	691,756
Broadridge Financial Solutions, Inc.	4,900	563,990
Lam Research Corp.	2,800	483,980
Canon, Inc.††	11,800	386,957
Jack Henry & Associates, Inc.	2,900	378,044
Cognizant Technology Solutions Corp. — Class A	3,500	276,465
Red Hat, Inc.*	2,000	268,740
Veeva Systems, Inc. — Class A*	2,500	192,150
ServiceNow, Inc.*	1,000	172,470
Total Technology		19,759,381

Industrial - 8.9%
TE Connectivity Ltd.	14,100	1,269,846
Vinci S.A.††	12,700	1,218,961
Lockheed Martin Corp.	3,728	1,101,363
Cummins, Inc.	8,000	1,064,000
SKF AB — Class B††	52,100	964,544
United Parcel Service, Inc. — Class B	8,200	871,086
Pentair plc	18,800	791,104
Trinity Industries, Inc.††	461,800	777,930
Emerson Electric Co.	11,100	767,454
Avnet, Inc.	17,100	733,419
BHP Billiton Ltd.††	24,692	617,917
3M Co.	2,900	570,488
Raytheon Co.	2,900	560,222
Makita Corp.††	12,400	554,715
CH Robinson Worldwide, Inc.	4,971	415,874
Hexagon AB — Class B††	6,389	355,038
CRH plc	8,000	282,445
Total Industrial		12,916,406

Energy - 6.9%
Total S.A.††	26,700	1,621,210
Neste Oyj††	16,600	1,298,630
Valero Energy Corp.	10,600	1,174,798
Woodside Petroleum Ltd.††	37,200	974,997
Exxon Mobil Corp.	11,000	910,030
Targa Resources Corp.	16,800	831,432
Plains GP Holdings, LP — Class A*	31,100	743,601
Koninklijke Vopak N.V.††	14,100	649,829
HollyFrontier Corp.	7,800	533,754
Hess Corp.	7,000	468,230
TransCanada Corp.	8,000	346,135
Phillips 66	2,800	314,468
Marathon Petroleum Corp.	3,000	210,480
Total Energy		10,077,594

Communications - 5.1%
Alphabet, Inc. — Class C*	1,381	1,540,713
Amazon.com, Inc.*	800	1,359,840
BCE, Inc.	20,100	814,012
F5 Networks, Inc.*	4,500	776,025
TELUS Corp.	21,100	749,542
Nokia Oyj††	100,000	573,528
Facebook, Inc. — Class A*	2,935	570,329
Arista Networks, Inc.*	2,000	514,980
Palo Alto Networks, Inc.*	1,500	308,205
Elisa Oyj††	6,000	277,155
Total Communications		7,484,329

Utilities - 4.6%
Dominion Energy, Inc.	20,500	1,397,690
CLP Holdings Ltd.††	120,638	1,299,432
Duke Energy Corp.	14,800	1,170,384
Hong Kong & China Gas Company Ltd.††	522,830	999,402
PPL Corp.	33,200	947,860
Tokyo Gas Company Ltd.††	20,000	531,070
FirstEnergy Corp.	12,400	445,284
Total Utilities		6,791,122

Basic Materials - 3.2%
Umicore S.A.††	22,600	1,290,042
Stora Enso Oyj — Class R††	64,400	1,254,508
LyondellBasell Industries N.V. — Class A	10,300	1,131,455
Anglo American plc††	26,700	592,733
Eastman Chemical Co.	3,500	349,860
Total Basic Materials		4,618,598

Diversified - 0.4%
Jardine Matheson Holdings Ltd.††	10,100	636,434

Total Common Stocks
(Cost $136,424,635)		143,624,566

MONEY MARKET FUND† - 1.0%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Class 1.72%[1]	1,385,575	1,385,575
Total Money Market Fund
(Cost $1,385,575)		1,385,575

Total Investments - 99.5%
(Cost $137,810,210)		$145,010,141
Other Assets & Liabilities, net - 0.5%		690,662
Total Net Assets - 100.0%		$145,700,803

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2018
SERIES D (WORLD EQUITY INCOME SERIES)

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Sold Short†
Euro FX Futures Contracts	113	Sep 2018	$16,588,400	$164,972
Canadian Dollar Futures Contracts	124	Sep 2018	9,443,840	126,170
British Pound Futures Contracts	54	Sep 2018	4,469,513	59,936
Australian Dollar Futures Contracts	70	Sep 2018	5,182,100	(15,031)
			$35,683,853	$336,047

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$99,035,535	$44,589,031	$—	$143,624,566
Money Market Fund	1,385,575	—	—	1,385,575
Currency Futures Contracts*	351,078	—	—	351,078
Total Assets	$100,772,188	$44,589,031	$—	$145,361,219

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts*	$15,031	$—	$—	$15,031

*	This derivative is reported as unrealized appreciation/(depreciation) at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, the Fund had securities with a total value of $27,339,833 transfer out of Level 1 into Level 2 due to utilizing fair value pricing for certain foreign equity securities at period end.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES D (WORLD EQUITY INCOME SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

Assets:
Investments, at value (cost $137,810,210)	$145,010,141
Foreign currency, at value (cost $56,866)	56,990
Segregated cash with broker	597,000
Prepaid expenses	2,397
Receivables:
Foreign tax reclaims	459,714
Dividends	125,576
Foreign Currency	21,261
Fund shares sold	3,553
Interest	2,095
Total assets	146,278,727

Liabilities:
Payable for:
Variation margin on futures contracts	339,301
Management fees	58,305
Fund shares redeemed	53,882
Direct shareholders expense	32,147
Distribution and service fees	31,437
Fund accounting/administration fees	10,060
Transfer agent/maintenance fees	2,624
Trustees’ fees*	323
Miscellaneous	49,845
Total liabilities	577,924
Commitments and contingent liabilities (Note 13)	—
Net assets	$145,700,803

Net assets consist of:
Paid in capital	$125,455,109
Undistributed net investment income	6,125,099
Accumulated net realized gain on investments	6,580,359
Net unrealized appreciation on investments	7,540,236
Net assets	$145,700,803
Capital shares outstanding	10,030,962
Net asset value per share	$14.53

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2018

Investment Income:
Dividends (net of foreign withholding tax of $220,568)	$2,640,978
Interest	8,431
Total investment income	2,649,409

Expenses:
Management fees	550,479
Distribution and service fees	196,599
Transfer agent/maintenance fees	12,710
Fund accounting/administration fees	62,912
Custodian fees	14,361
Trustees’ fees*	5,109
Line of credit fees	2,759
Miscellaneous	55,493
Total expenses	900,422
Less:
Expenses waived by Adviser	(196,688)
Net expenses	703,734
Net investment income	1,945,675

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,065,732
Futures contracts	(261,668)
Foreign currency transactions	(19,160)
Net realized gain	6,784,904
Net change in unrealized appreciation (depreciation) on:
Investments	(8,741,063)
Futures contracts	336,047
Foreign currency translations	(6,981)
Net change in unrealized appreciation (depreciation)	(8,411,997)
Net realized and unrealized loss	(1,627,093)
Net increase in net assets resulting from operations	$318,582

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SERIES D (WORLD EQUITY INCOME SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,945,675	$3,809,763
Net realized gain on investments	6,784,904	11,398,423
Net change in unrealized appreciation (depreciation) on investments	(8,411,997)	7,230,039
Net increase in net assets resulting from operations	318,582	22,438,225

Distributions to shareholders from:
Net investment income	—	(4,436,814)
Total distributions to shareholders	—	(4,436,814)

Capital share transactions:
Proceeds from sale of shares	1,908,936	3,125,858
Distributions reinvested	—	4,436,814
Cost of shares redeemed	(17,638,212)	(24,431,034)
Net decrease from capital share transactions	(15,729,276)	(16,868,362)
Net increase (decrease) in net assets	(15,410,694)	1,133,049

Net assets:
Beginning of period	161,111,497	159,978,448
End of period	$145,700,803	$161,111,497
Undistributed net investment income at end of period	$6,125,099	$4,179,424

Capital share activity:
Shares sold	128,429	228,681
Shares issued from reinvestment of distributions	—	328,167
Shares redeemed	(1,193,299)	(1,783,834)
Net decrease in shares	(1,064,870)	(1,226,986)

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES D (WORLD EQUITY INCOME SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2018[a]	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Per Share Data
Net asset value, beginning of period	$14.52	$12.98	$12.12	$12.60	$12.00	$10.06
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.33	.37	.36	.37	.28
Net gain (loss) on investments (realized and unrealized)	(.17)	1.60	.88	(.43)	.23	1.66
Total from investment operations	.01	1.93	1.25	(.07)	.60	1.94
Less distributions from:
Net investment income	—	(.39)	(.39)	(.41)	(—)[c]	—
Total distributions	—	(.39)	(.39)	(.41)	(—)[c]	—
Net asset value, end of period	$14.53	$14.52	$12.98	$12.12	$12.60	$12.00

Total Return[d]	0.07%	15.06%	10.37%	(0.67%)	5.00%	19.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$145,701	$161,111	$159,978	$158,063	$178,548	$193,594
Ratios to average net assets:
Net investment income (loss)	2.47%	2.38%	2.92%	2.88%	2.95%	2.50%
Total expenses[f]	1.14%	1.12%	0.91%	0.96%	1.01%	1.14%
Net expenses[e,g]	0.90%	0.90%	0.91%	0.96%	1.01%	1.14%
Portfolio turnover rate	57%	112%	43%	110%	132%	150%

[a]	Unaudited figures for the period ended June 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Does not include expenses of the underlying funds in which the Fund invests.
[g]	Net expenses may include expense that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
0.90%	0.88%	N/A	N/A	N/A	N/A

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2018

SERIES E (TOTAL RETURN BOND SERIES)

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds.

Inception Date: April 26, 1985

Ten Largest Holdings (% of Total Net Assets)
U.S. Treasury Bond, 11/15/46	7.8%
Guggenheim Total Return Bond Fund - Institutional Class	4.8%
Guggenheim Limited Duration Fund - Institutional Class	2.4%
Guggenheim Strategy Fund I	2.1%
Government of Japan	1.7%
Ladder Capital Commercial Mortgage 2017-FL1 Mortgage Trust, 2.95%	1.3%
U.S. Treasury Bond, 11/15/44	1.2%
Willis Engine Securitization Trust II, 5.50%	1.2%
Fortress Credit Opportunities IX CLO Ltd., 3.89%	1.1%
Fannie Mae, 3.16%	1.0%
Top Ten Total	24.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2018

Average Annual Returns*,†

Periods Ended June 30, 2018

	6 month‡	1 Year	5 Year	10 Year
Series E (Total Return Bond Series)	0.49%	3.19%	5.11%	4.14%
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62%)	(0.40%)	2.27%	3.72%

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	77.0%
AA	2.5%
A	4.2%
BBB	1.3%
BB	0.4%
B	2.2%
CC	0.3%
NR2	0.2%
Other Instruments	11.9%
Total Investments	100.0%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.
[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poors (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.
[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 29

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018
SERIES E (TOTAL RETURN BOND SERIES)

	Shares	Value

UNIT INVESTMENT TRUSTS† - 0.0%

Financial - 0.0%
Rescap Liquidating Trust*	9,655	$60,344
Total Unit Investment Trusts
(Cost $487,486)		60,344

PREFERRED STOCKS†† - 0.9%
Financial - 0.8%
Woodbourne Capital Trust III, 3.91% (1 month USD LIBOR + 2.50%)*,†††,1,2,3	300,000	234,747
Woodbourne Capital Trust IV, 3.91% (1 month USD LIBOR + 2.50%) *,†††,1,2,3	300,000	234,747
Woodbourne Capital Trust I, 3.90% (1 month USD LIBOR +2.50%)*,†††,1,2,3	300,000	234,747
Woodbourne Capital Trust II, 3.90% (1 month USD LIBOR + 2.50%) *,†††,1,2,3	300,000	234,747
Total Financial		938,988

Industrial - 0.1%
Seaspan Corp., 6.38% due 04/30/19	7,060	180,171
Total Preferred Stocks
(Cost $1,382,296)		1,119,159

MUTUAL FUNDS† - 9.5%
Guggenheim Total Return Bond Fund - Institutional Class[4]	213,558	5,744,699
Guggenheim Limited Duration Fund - Institutional Class[4]	118,796	2,933,083
Guggenheim Strategy Fund I4	98,304	2,461,542
Guggenheim Floating Rate Strategies Fund - Institutional Class[4]	7,971	205,418
Total Mutual Funds
(Cost $11,218,399)		11,344,742

MONEY MARKET FUND† - 1.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 1.68%[5]	1,342,539	1,342,539
Total Money Market Fund
(Cost $1,342,539)		1,342,539

	Face Amount~

ASSET-BACKED SECURITIES†† - 33.0%
Collateralized Loan Obligations - 21.0%
KVK CLO Ltd.
2018-1A, 3.26% (3 Month USD LIBOR + 0.93%) due 05/20/29[1,6]	1,000,000	999,935
2017-1A, 4.14% (3 Month USD LIBOR + 1.80%) due 05/15/26[1,6]	1,000,000	999,850
2013-1A, due 01/15/28[6,7]	900,000	426,559
Ladder Capital Commercial Mortgage 2017-FL1 Mortgage Trust
2017-FL1, 2.95% (1 Month USD LIBOR + 0.88%) due 09/15/34[1,6]	1,500,000	1,495,249
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.89% (3 Month USD LIBOR + 1.55%) due 11/15/29[1,6]	1,300,000	1,300,111
Northwoods Capital XIV Ltd.
2017-14A, 4.06% (3 Month USD LIBOR + 1.70%) due 11/12/25[1,6]	1,250,000	1,250,267
Golub Capital Partners CLO 36m Ltd.
2018-36A, 3.39% (3 Month USD LIBOR + 1.30%) due 02/05/31[1,6]	1,200,000	1,200,115
OCP CLO Ltd.
2016-2A, 5.18% (3 Month USD LIBOR + 2.85%) due 11/22/25[1,6]	1,000,000	1,004,762
NXT Capital CLO LLC
2017-1A, 4.06% (3 Month USD LIBOR + 1.70%) due 04/20/29[1,6]	1,000,000	1,002,486
Marathon CLO VII Ltd.
2017-7A, 4.01% (3 Month USD LIBOR + 1.65%) due 10/28/25[1,6]	1,000,000	1,001,408
York CLO 1 Ltd.
2017-1A, 4.06% (3 Month USD LIBOR + 1.70%) due 01/22/27[1,6]	1,000,000	1,001,067
Vibrant CLO II Ltd.
2017-2A, 3.81% (3 Month USD LIBOR + 1.45%) due 07/24/24[1,6]	1,000,000	1,000,274
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[6]	1,000,000	1,000,108
CIFC Funding Ltd.
2017-3A, 3.31% (3 Month USD LIBOR + 0.95%) due 07/22/26[1,6]	1,000,000	1,000,030
Flagship CLO VIII Ltd.
2018-8A, 3.74% (3 Month USD LIBOR + 1.40%) due 01/16/26[1,6]	1,000,000	1,000,000
OZLM IX Ltd.
2017-9A, 4.01% (3 Month USD LIBOR + 1.65%) due 01/20/27[1,6]	1,000,000	999,829
BSPRT Issuer Ltd.
2017-FL2, 2.89% (1 Month USD LIBOR + 0.82%) due 10/15/34[1,6]	1,000,000	999,641
MP CLO VIII Ltd.
2018-2A, 3.27% (3 Month USD LIBOR + 0.91%) due 10/28/27[1,6]	1,000,000	998,273
Cerberus Loan Funding XXIII, LP
2018-2A, 3.28% (3 Month USD LIBOR + 1.00%) due 04/15/28[1,6]	1,000,000	998,017
Hunt CRE Ltd.
2017-FL1, 3.07% (1 Month USD LIBOR + 1.00%) due 08/15/34[1,6]	1,000,000	995,205
Venture XII CLO Ltd.
2018-12A, 3.52% (3 Month USD LIBOR + 1.20%) due 02/28/26[1,6]	1,000,000	993,959
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[6,7]	1,000,000	948,285

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value

Resource Capital Corporation Ltd.
2017-CRE5, 2.87% (1 Month USD LIBOR + 0.80%) due 07/15/34[1,6]	847,541	$847,540
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.65% (3 Month USD LIBOR + 1.30%) due 04/15/31[1,6]	750,000	747,934
Treman Park CLO Ltd.
2015-1A, due 04/20/27[6,7]	500,000	429,918
ACIS CLO Ltd.
2013-1A, 5.31% (3 Month USD LIBOR + 2.95%) due 04/18/24[1,6]	400,000	400,063
Copper River CLO Ltd.
2007-1A, due 01/20/21[3,7]	600,000	71,977
Babson CLO Ltd.
2012-2A, due 05/15/23[6,7]	750,000	30,245
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[6,7]	250,000	8,315
Total Collateralized Loan Obligations		25,151,422

Transport-Aircraft - 6.3%
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	917,062	910,120
2015-1A, 4.70% due 12/15/40[6]	594,156	599,830
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[6]	1,433,825	1,409,549
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[6]	830,390	835,164
2013-1, 6.35% due 10/15/38[6]	166,078	168,421
Apollo Aviation Securitization Equity Trust
2016-1A, 4.88% due 03/17/36[6]	730,593	745,977
Raspro Trust
2005-1A, 2.98% (3 Month USD LIBOR + 0.63%) due 03/23/24[1,6]	746,067	723,394
Rise Ltd.
2014-1A, 4.75% due 02/12/39	644,575	639,406
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[6]	633,786	638,035
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[6]	455,550	456,312
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[3]	486,007	455,957
Total Transport-Aircraft		7,582,165

Whole Business - 2.0%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[6]	985,000	1,016,983
Jimmy Johns Funding LLC
2017-1A, 3.61% due 07/30/47[6]	818,632	813,262
Domino’s Pizza Master Issuer LLC
2017-1A, 3.61% (3 Month USD LIBOR + 1.25%) due 07/25/47[1,6]	496,250	497,322
Total Whole Business		2,327,567

Collateralized Debt Obligations - 1.4%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[6]	1,000,000	957,881
Putnam Structured Product Funding Ltd.
2003-1A, 3.07% (1 Month USD LIBOR + 1.00%) due 10/15/38[1,6]	502,052	496,536
N-Star REL CDO VIII Ltd.
2006-8A, 2.45% (1 Month USD LIBOR + 0.36%) due 02/01/41[1,6]	265,968	264,490
Total Collateralized Debt Obligations		1,718,907

Net Lease - 1.0%
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[6]	1,212,816	1,164,303

Transport-Container - 0.8%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[6]	1,013,230	990,444

Insurance - 0.4%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[6]	464,250	467,835

Diversified Payment Rights 0.1%
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21	133,375	135,776
Total Asset-Backed Securities
(Cost $39,974,817)		39,538,419

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.1%
Residential Mortgage Backed Securities - 13.6%
American Home Mortgage Investment Trust
2006-1, 2.49% (1 Month USD LIBOR + 0.40%) due 03/25/46[1]	853,296	829,568
2007-1, 2.08% due 05/25/47[8]	2,842,253	430,450
Home Equity Loan Trust
2007-FRE1, 2.28% (1 Month USD LIBOR + 0.19%) due 04/25/37[1]	1,264,870	1,188,632
Saxon Asset Securities Trust
2007-3, 2.40% (1 Month USD LIBOR + 0.31%) due 09/25/47[1]	1,192,817	1,169,264
Soundview Home Loan Trust
2006-OPT5, 2.23% (1 Month USD LIBOR + 0.14%) due 07/25/36[1]	1,156,149	1,120,596
GSAA Trust
2005-10, 2.74% (1 Month USD LIBOR + 0.65%) due 06/25/35[1]	1,050,000	1,040,487
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 2.21% (1 Month USD LIBOR + 0.12%) due 12/25/36[1]	1,681,415	1,033,786
IndyMac INDX Mortgage Loan Trust
2006-AR6, 2.48% (1 Year CMT Rate + 0.92%) due 06/25/46[1]	1,046,383	978,984
NovaStar Mortgage Funding Trust Series
2007-2, 2.29% (1 Month USD LIBOR + 0.20%) due 09/25/37[1]	987,160	955,076
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[1,6]	942,985	939,110
Towd Point Mortgage Trust
2018-1, 3.00% (WAC) due 01/25/58[1,6]	939,149	924,708

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value

CSMC Series
2015-12R, 2.46% (1 Month USD LIBOR + 0.50%) due 11/30/37[1,6]	904,420	$901,392
American Home Mortgage Assets Trust
2007-1, 2.26% (1 Year CMT Rate + 0.70%) due 02/25/47[1]	1,349,680	877,260
Luminent Mortgage Trust
2006-2, 2.29% (1 Month USD LIBOR + 0.20%) due 02/25/46[1]	924,523	843,112
CIT Mortgage Loan Trust
2007-1, 3.54% (1 Month USD LIBOR + 1.45%) due 10/25/37[1,6]	575,433	579,337
2007-1, 3.44% (1 Month USD LIBOR + 1.35%) due 10/25/37[1,6]	227,837	229,756
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 2.22% (1 Month USD LIBOR + 0.13%) due 07/25/37[1,6]	814,708	768,411
HarborView Mortgage Loan Trust
2006-14, 2.23% (1 Month USD LIBOR + 0.15%) due 01/25/47[1]	684,191	650,222
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.40% (1 Year CMT Rate + 0.84%) due 11/25/46[1]	427,037	371,639
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[6]	169,857	171,191
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	155,961	164,651
Morgan Stanley Re-REMIC Trust
2010-R5, 3.63% due 06/26/36[6]	104,762	92,217
Total Residential Mortgage Backed Securities		16,259,849

Government Agency - 12.2%
Fannie Mae [11]
3.16% due 01/01/30	1,300,000	1,252,325
3.00% due 12/01/29	1,250,000	1,184,878
2.94% due 10/01/32	1,186,152	1,119,579
3.33% due 04/01/30	995,152	977,049
3.01% due 12/01/27	1,000,000	963,461
3.11% due 10/01/29	500,000	476,699
3.08% due 10/01/32	500,000	472,007
2.99% due 09/01/29	500,000	471,875
2.96% due 11/01/29	500,000	470,765
2.86% due 09/01/29	500,000	470,041
2.90% due 11/01/29	500,000	467,691
Freddie Mac Multifamily Structured Pass Through Certificates [11]
2017-KGX1, 3.00% due 10/25/27	1,200,000	1,152,716
2017-KW03, 3.02% due 06/25/27	1,050,000	1,013,937
2018-K074, 3.60% due 02/25/28	1,000,000	1,006,301
Freddie Mac Seasoned Credit Risk Transfer Trust[11]
2017-4, 2.50% due 06/25/57	1,206,642	1,175,460
2017-3, 3.00% due 07/25/56	1,142,864	1,098,253
Fannie Mae-Aces[11]
2017-M11, 2.98% due 08/25/29	900,000	851,189
Total Government Agency		14,624,226

Commercial Mortgage Backed Securities - 2.3%
Citigroup Commercial Mortgage Trust
2017-P7, 1.29% (WAC) due 04/14/50[8]	5,978,194	449,131
2016-GC37, 1.96% (WAC) due 04/10/49[8]	3,797,060	400,803
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.49% (WAC) due 01/15/59[8]	5,240,341	390,481
2016-NXS5, 1.70% (WAC) due 01/15/59[8]	4,893,192	374,851
BANK
2017-BNK4, 1.61% (WAC) due 05/15/50[8]	4,954,069	447,261
COMM Mortgage Trust
2015-CR26, 1.18% (WAC) due 10/10/48[8]	6,857,671	377,913
CFCRE Commercial Mortgage Trust
2016-C3, 1.22% (WAC) due 01/10/48[8]	5,875,276	372,868
Total Commercial Mortgage Backed Securities		2,813,308

Military Housing - 2.0%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[6]	965,912	1,049,667
2003-PRES, 6.24% due 10/10/41[6]	228,294	245,622
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 12.43% (WAC) due 11/25/55[1,6]	972,137	1,051,088
Total Military Housing		2,346,377
Total Collateralized Mortgage Obligations
(Cost $36,203,819)		36,043,760

U.S. GOVERNMENT SECURITIES†† - 9.0%
U.S. Treasury Bonds
due 11/15/46[9]	21,703,000	9,348,021
due 11/15/44[9]	3,115,500	1,428,354
Total U.S. Treasury Bonds		10,776,375
Total U.S. Government Securities
(Cost $10,782,080)		10,776,375

CORPORATE BONDS†† - 4.9%
Financial - 3.7%
Station Place Securitization Trust Series
3.09% (1 Month USD LIBOR + 1.00%) due 03/24/19[1,6]	1,000,000	1,000,000
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[3]	933,548	858,253
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	485,000	517,408
Citigroup, Inc.
6.25% [2,10]	418,000	433,675
Pacific Northwest Communities LLC
5.91% due 06/15/50[3]	400,000	420,174
Assurant, Inc.
3.59% (3 Month USD LIBOR + 1.25%) due 03/26/21[1]	350,000	350,880

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES E (TOTAL RETURN BOND SERIES)

		Face Amount~	Value

American Equity Investment Life Holding Co.
5.00% due 06/15/27		354,000	$345,488
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[6]		327,679	327,581
Hospitality Properties Trust
5.25% due 02/15/26		189,000	191,773
Total Financial			4,445,232

Consumer, Cyclical - 0.6%
Northern Group Housing LLC
6.80% due 08/15/53[6]		600,000	749,020

Basic Materials - 0.5%
Yamana Gold, Inc.
4.95% due 07/15/24		483,000	482,474
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[6,10]		100,000	108,450
Total Basic Materials			590,924

Industrial - 0.1%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.85% (3 Month USD LIBOR + 3.50%) due 07/15/21[1,6]		100,000	100,930
Total Corporate Bonds
(Cost $5,746,332)			5,886,106

FEDERAL AGENCY BONDS†† - 4.8%
Fannie Mae Principal Strips[11]
due 05/15/30[9]		1,350,000	900,411
due 05/15/29[9]		1,250,000	864,498
due 01/15/30[9]		600,000	404,760
Total Fannie Mae Principal Strips			2,169,669
Freddie Mac Strips Principal Strips[11]
due 03/15/31[9]		1,500,000	969,984
due 07/15/32[9]		800,000	494,186
Total Freddie Mac Principal Strips			1,464,170
Freddie Mac[11]
due 12/14/29[9]		1,600,000	1,082,714
Tennessee Valley Authority
5.38% due 04/01/56		750,000	1,009,646
Total Federal Agency Bonds
(Cost $5,843,878)			5,726,199

FOREIGN GOVERNMENT DEBT†† - 2.9%
Government of Japan
due 07/09/18[9]	JPY	224,000,000	2,023,339
due 09/03/18[9]	JPY	32,000,000	289,106
due 07/20/18[9]	JPY	10,800,000	97,557
Total Government of Japan			2,410,002
State of Israel
due 10/31/18[9]	ILS	2,760,000	757,920
Hungary (Republic Of)
due 07/25/18[9]	HUF	81,000,000	287,179
Total Foreign Government Debt
(Cost $3,554,792)			3,455,101

SENIOR FLOATING RATE INTERESTS††,1 - 2.0%
Technology - 0.7%
Misys Ltd.
5.81% (3 Month USD LIBOR + 3.50%) due 06/13/24		496,250	487,015
Blackhawk Network
5.07% (3 Month USD LIBOR + 3.00%) due 06/15/25		200,000	199,250
Epicor Software
5.35% (1 Month USD LIBOR + 3.25%) due 06/01/22		176,551	175,889
Total Technology			862,154

Industrial - 0.6%
Capstone Logistics
6.59% (1 Month USD LIBOR + 4.50%) due 10/07/21		669,650	662,451

Communications - 0.5%
Cengage Learning Acquisitions, Inc.
6.34% (1 Month USD LIBOR + 4.25%) due 06/07/23		683,862	626,589

Consumer, Non-cyclical - 0.1%
DJO Finance LLC
5.45% (3 Month USD LIBOR + 3.25%) due 06/08/20		98,481	97,927

Financial - 0.1%
American Stock Transfer & Trust
8.50% (3 Month USD LIBOR + 4.50%) due 06/26/20		93,169	93,285
Total Senior Floating Rate Interests
(Cost $2,411,976)			2,342,406

MUNICIPAL BONDS†† - 0.9%
California - 0.5%
Cypress School District General Obligation Unlimited
due 08/01/48[9]		1,000,000	264,970
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/46[9]		700,000	228,963
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/37[9]		400,000	188,152
Total California			682,085

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value

Illinois - 0.4%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	400,000	$437,000
Total Municipal Bonds
(Cost $1,102,009)		1,119,085

	Contracts

OTC OPTIONS PURCHASED†† - 0.0%
Call options on:
Bank of America Merrill Lynch iShares MSCI Emerging Markets ETF Expiring January 2019 with strike price of $55.00 (Notional Value $3,306,079)	763	5,341
Bank of America Merrill Lynch S&P 500 Index Expiring January 2019 with strike price of $3,000.00 (Notional Value $4,621,229)	17	17,765
Total OTC Options Purchased
(Cost $214,107)		23,106

Total Investments - 99.1%
(Cost $120,264,530)		$118,777,341
Other Assets & Liabilities, net - 0.9%		1,100,420
Total Net Assets - 100.0%		$119,877,761

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation**
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.82%	Quarterly	04/13/28	$12,110,000	$146,288	$52,654	$93,634
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.59%	Quarterly	11/13/47	700,000	55,334	305	55,029
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.77%	Quarterly	04/13/25	5,100,000	46,819	8,950	37,869
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.69%	Quarterly	04/13/21	9,490,000	41,661	2,067	39,594
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.73%	Quarterly	04/13/23	4,400,000	32,825	5,402	27,423
								$322,927	$69,378	$253,549

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation
Goldman Sachs	224,000,000	JPY	07/09/18	$2,095,985	$2,024,143	$71,842
Goldman Sachs	570,000	EUR	09/14/18	701,275	669,501	31,774
Citigroup	1,708,500	ILS	10/31/18	487,822	471,707	16,115
Morgan Stanley	81,000,000	HUF	07/25/18	300,729	287,791	12,938
Goldman Sachs	1,065,300	ILS	10/31/18	302,870	294,123	8,747
Morgan Stanley	32,000,000	JPY	09/04/18	292,753	290,342	2,411
Goldman Sachs	10,800,000	JPY	07/20/18	99,310	97,667	1,643
						$145,470

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES E (TOTAL RETURN BOND SERIES)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Depreciation
Goldman Sachs	570,000	EUR	09/14/18	$669,667	$669,500	$(167)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $2,745,349 (cost $3,699,006), or 2.3% of total net assets — See Note 9.
[4]	Affiliated issuer.
[5]	Rate indicated is the 7 day yield as of June 30, 2018.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $46,563,665 (cost $46,086,638), or 38.8% of total net assets.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is an interest-only strip. Rate indicated is effective yield at June 30, 2018.
[9]	Zero coupon rate security.
[10]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[11]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

BofA — Bank of America

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

EUR — Euro

HUF — Hungarian Forint

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

OTC — Over the counter

REMIC — Real Estate Mortgage Investment Conduit

USD — United States Dollar

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES E (TOTAL RETURN BOND SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unit Investment Trusts	$60,344	$—	$—	$60,344
Preferred Stocks	—	180,171	938,988	1,119,159
Mutual Funds	11,344,742	—	—	11,344,742
Money Market Fund	1,342,539	—	—	1,342,539
Asset-Backed Securities	—	39,538,419	—	39,538,419
Collateralized Mortgage Obligations	—	36,043,760	—	36,043,760
U.S. Government Securities	—	10,776,375	—	10,776,375
Corporate Bonds	—	5,368,698	517,408	5,886,106
Federal Agency Bonds	—	5,726,199	—	5,726,199
Foreign Government Debt	—	3,455,101	—	3,455,101
Senior Floating Rate Interests	—	2,342,406	—	2,342,406
Municipal Bonds	—	1,119,085	—	1,119,085
Options Purchased	—	23,106	—	23,106
Interest Rate Swap Agreements*	—	253,549	—	253,549
Forward Foreign Currency Exchange Contracts*	—	145,470	—	145,470
Total Assets	$12,747,625	$104,972,339	$1,456,396	$119,176,360

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts*	$—	$167	$—	$167

*	This derivative is reported as unrealized appreciation/(depreciation) at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Corporate Bonds	$517,408	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	_	_
Preferred Stocks	938,988	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	_	_
Total Assets	$1,456,396

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, the Fund had securities with a total value of $135,776 transfer out of Level 3 into Level 2 due to changes in the securities valuation methods based on availability of vendor prices. There were no other securities that transferred between levels.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2018
SERIES E (TOTAL RETURN BOND SERIES)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2018:

	Assets
	Asset-Backed Securities	Corporate Bonds	Preferred Stocks	Total
Beginning Balance	$155,587	$534,191	$916,580	$1,606,358
(Sales, maturities and paydowns)	(17,268)	—	—	(17,268)
Amortization of discount/premiums	—	(120)	—	(120)
Total change in unrealized appreciation or (depreciation) included in earnings	(2,543)	(16,663)	22,408	3,202
Transfers out of Level 3	(135,776)	—	—	(135,776)
Ending Balance	$—	$517,408	$938,988	$1,456,396
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2018	$—	$(16,663)	$22,408	$5,745

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments ("GI"), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized Depreciation	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Floating Rate Strategies Fund - Institutional Class	$202,861	$4,460	$—	$—	$(1,903)	$205,418	7,971	$4,458
Guggenheim Strategy Fund I	2,433,392	30,112	—	—	(1,962)	2,461,542	98,304	30,038
Guggenheim Limited Duration Fund - Institutional Class	2,911,685	32,026	—	—	(10,628)	2,933,083	118,796	31,951
Guggenheim Total Return Bond Fund - Institutional Class	6,193,398	86,247	(460,000)	8,417	(83,363)	5,744,699	213,558	86,300
	$11,741,336	$152,845	$(460,000)	$8,417	$(97,856)	$11,344,742		$152,747

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $109,046,131)	$107,432,599
Investments in affiliated issuers, at value(cost $11,218,399)	11,344,742
Segregated cash with broker	859,726
Unamortized upfront premiums paid on interest rate swaps	69,378
Unrealized appreciation on forward foreign currency exchange contracts	145,470
Prepaid expenses	2,711
Receivables:
Interest	372,941
Securities sold	88,425
Fund shares sold	87,188
Dividends	26,106
Variation margin on swap agreements	23
Total assets	120,429,309

Liabilities:
Overdraft due to custodian bank	1,943
Segregated cash due to broker	395,184
Unrealized depreciation on forward foreign currency exchange contracts	167
Payable for:
Securities purchased	38,265
Distribution and service fees	24,685
Management fees	24,632
Swap settlement	23,460
Fund shares redeemed	8,241
Fund accounting/administration fees	7,900
Transfer agent/maintenance fees	2,527
Trustees’ fees*	357
Miscellaneous	24,187
Total liabilities	551,548
Commitments and contingent liabilities (Note 13)	—
Net assets	$119,877,761

Net assets consist of:
Paid in capital	$114,833,750
Undistributed net investment income	7,094,551
Accumulated net realized loss on investments	(962,203)
Net unrealized depreciation on investments	(1,088,337)
Net assets	$119,877,761
Capital shares outstanding	7,272,143
Net asset value per share	$16.48

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2018

Investment Income:
Dividends from securities of unaffiliated issuers	$33,429
Dividends from securities of affiliated issuers	152,747
Interest	2,151,459
Total investment income	2,337,635

Expenses:
Management fees	238,561
Distribution and service fees	152,924
Recoupment of previously waived fees	13
Transfer agent/maintenance fees	12,681
Fund accounting/administration fees	48,936
Custodian fees	9,545
Trustees’ fees*	8,461
Interest expense	911
Line of credit fees	3,566
Miscellaneous	61,492
Total expenses	537,090
Less:
Expenses waived by Adviser	(63,148)
Net expenses	473,942
Net investment income	1,863,693

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(54,159)
Investments in affiliated issuers	8,417
Swap agreements	1,251,301
Foreign currency transactions	50,026
Forward foreign currency exchange contracts	(59,881)
Net realized gain	1,195,704
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,287,435)
Investments in affiliated issuers	(97,856)
Swap agreements	(102,435)
Options purchased	(191,001)
Forward foreign currency exchange contracts	128,379
Net change in unrealized appreciation(depreciation)	(2,550,348)
Net realized and unrealized loss	(1,354,644)
Net increase in net assets resulting from operations	$509,049

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,863,693	$4,649,080
Net realized gain on investments	1,195,704	761,054
Net change in unrealized appreciation (depreciation) on investments	(2,550,348)	2,571,247
Net increase in net assets resulting from operations	509,049	7,981,381

Distributions to shareholders from:
Net investment income	—	(5,311,377)
Total distributions to shareholders	—	(5,311,377)

Capital share transactions:
Proceeds from sale of shares	12,713,758	39,888,049
Distributions reinvested	—	5,311,377
Cost of shares redeemed	(23,844,293)	(31,412,776)
Net increase (decrease) from capital share transactions	(11,130,535)	13,786,650
Net increase (decrease) in net assets	(10,621,486)	16,456,654

Net assets:
Beginning of period	130,499,247	114,042,593
End of period	$119,877,761	$130,499,247
Undistributed net investment income at end of period	$7,094,551	$5,230,858

Capital share activity:
Shares sold	777,992	2,439,034
Shares issued from reinvestment of distributions	—	331,547
Shares redeemed	(1,461,887)	(1,919,717)
Net increase (decrease) in shares	(683,895)	850,864

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SERIES E (TOTAL RETURN BOND SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2018[a]	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Per Share Data
Net asset value, beginning of period	$16.40	$16.05	$15.68	$15.89	$14.70	$14.45
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.61	.66	.67	.58	.54
Net gain (loss) on investments (realized and unrealized)	(.17)	.45	.41	(.50)	.61	(.29)
Total from investment operations	.08	1.06	1.07	.17	1.19	.25
Less distributions from:
Net investment income	—	(.71)	(.70)	(.38)	—	—
Total distributions	—	(.71)	(.70)	(.38)	—	—
Net asset value, end of period	$16.48	$16.40	$16.05	$15.68	$15.89	$14.70

Total Return[c]	0.49%	6.72%	6.83%	1.15%	8.10%	1.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$119,878	$130,499	$114,043	$111,974	$127,650	$94,123
Ratios to average net assets:
Net investment income (loss)	3.05%	3.76%	4.13%	4.19%	3.72%	3.69%
Total expenses[d]	0.88%	0.99%	1.02%	1.05%	1.05%	1.07%
Net expenses[e,f,g]	0.77%	0.81%	0.83%	0.83%	0.85%	0.87%
Portfolio turnover rate	18%	76%	88%	85%	62%	109%

[a]	Unaudited figures for the period ended June 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement and affiliated fee waivers. Excluding these expenses, the net expense ratios for the period would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
0.77%	0.77%	0.78%	0.78%	0.79%	0.81%

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
0.00%*	N/A	N/A	N/A	N/A	N/A

*	Less than 0.01%.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2018

SERIES F (FLOATING RATE STRATEGIES SERIES)

OBJECTIVE: Seeks to provide a high level of current income while maximizing total return.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: April 24, 2013

Ten Largest Holdings (% of Total Net Assets)
Invictus MD Strategies Corp. 5.10%	1.6%
Safe Fleet Holdings LLC 4.99%	1.3%
Northstar Financial Services LLC 5.59%	1.0%
Realogy Group LLC 4.30%	1.0%
Blackhawk Network 5.07%	1.0%
Zodiac Pool Solutions LLC 2.25%	1.0%
Reece Ltd. 2.00%	1.0%
Berlin Packaging LLC 5.04%	1.0%
Unitymedia Finance LLC 4.07%	1.0%
WMG Acquisition Corp. 4.22%	1.0%
Top Ten Total	10.9%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 41

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2018

Average Annual Returns*,†

Periods Ended June 30, 2018

	6 month‡	1 Year	5 Year	Since Inception (04/24/13)
Series F (Floating Rate Strategies Series)	1.03%	3.03%	3.83%	3.57%
Credit Suisse Leveraged Loan Index	2.39%	4.68%	4.24%	4.06%

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
BBB	4.0%
BB	31.8%
B	53.9%
CCC	1.1%
NR2	0.0%[3]
Other Instruments	9.2%
Total Investments	100.0%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Credit Suisse Leveraged Loan Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.
[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poors (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.
[2]	NR securities do not necessarily indicate low credit quality.
[3]	Value of securities is less than 0.1% of total investments.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Shares	Value

MONEY MARKET FUND† - 9.7%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares 1.70%[2]	6,765,703	$6,765,703
Total Money Market Fund
(Cost $6,765,703)		6,765,703

	Face Amount

SENIOR FLOATING RATE INTERESTS††,4 - 95.8%
Industrial - 21.2%
Zodiac Pool Solutions LLC
2.25% (3 Month USD LIBOR + 2.25%) due 03/07/25	$700,000	696,794
8.00% (Commercial Prime Lending Rate + 3.00%) due 12/20/23	375,922	375,453
Reece Ltd.
2.00% (3 Month USD LIBOR + 2.00%) due 05/31/25	700,000	696,500
Berlin Packaging LLC
5.04% (1 Month USD LIBOR + 3.00%) due 11/07/25	700,000	695,275
Kuehg Corp. - Kindercare
6.08% (3 Month USD LIBOR + 3.75%) due 08/12/22	672,475	669,953
Southwire Co.
4.09% (1 Month USD LIBOR + 2.00%) due 05/19/25	650,000	648,915
Flex Acquisition Company, Inc.
5.31% (3 Month USD LIBOR + 3.00%) due 12/29/23	495,000	492,446
3.25% (3 Month USD LIBOR + 3.25%) due 06/21/25	150,000	149,562
TransDigm Group, Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 05/31/25	624,096	618,735
Engineered Machinery Holdings, Inc.
5.58% (3 Month USD LIBOR + 3.25%) due 07/19/24	559,771	556,625
ProAmpac PG Borrower LLC
5.61% (1 Month USD LIBOR + 3.50% and 3 Month USD LIBOR + 3.50%) due 11/20/23	527,623	524,162
Charter Nex US, Inc.
5.09% (1 Month USD LIBOR + 3.00%) due 05/16/24	521,994	518,993
GYP Holdings III Corp.
4.84% (1 Month USD LIBOR + 2.75% and 2 Month USD LIBOR + 2.75%) due 06/01/25	509,831	505,585
Reynolds Group Holdings, Inc.
4.84% (1 Month USD LIBOR + 2.75%) due 02/05/23	491,269	489,765
Pregis Holding I Corp.
5.83% (3 Month USD LIBOR + 3.50%) due 05/20/21	488,701	485,955
Hillman Group, Inc.
5.83% (3 Month USD LIBOR + 3.50%) due 05/30/25	457,554	455,554
Vectra Co.
5.34% (1 Month USD LIBOR + 3.25%) due 03/08/25	450,000	446,998
BWAY Holding Co.
5.59% (3 Month USD LIBOR + 3.25%) due 04/03/24	446,625	443,905
CHI Overhead Doors, Inc.
5.34% (1 Month USD LIBOR + 3.25%) due 07/29/22	439,237	440,151
Engility Corp.
4.84% (1 Month USD LIBOR + 2.75% and 3 Month USD LIBOR + 5.00%) due 08/14/23	392,858	391,813
Filtration Group Corp.
5.09% (3 Month USD LIBOR + 3.00%) due 03/29/25	350,000	349,650
CPG International LLC
6.25% (6 Month USD LIBOR + 3.75%) due 05/05/24	349,116	348,533
Thermasys Corp.
6.34% (3 Month USD LIBOR + 4.00%) due 05/03/19	352,500	341,044
WP CPP Holdings LLC
6.28% (3 Month USD LIBOR + 3.75%) due 04/30/25	300,000	301,050
DAE Aviation
5.84% (1 Month USD LIBOR + 3.75%) due 07/07/22	297,704	297,829
Springs Window Fashions
6.32% (3 Month USD LIBOR + 4.25%) due 06/15/25	200,000	200,750
10.57% (3 Month USD LIBOR + 8.50%) due 06/15/26	100,000	96,000
VC GB Holdings, Inc.
5.09% (1 Month USD LIBOR + 3.00%) due 02/28/24	271,671	270,992
American Bath Group LLC
6.58% (3 Month USD LIBOR + 4.25%) due 09/30/23	268,856	269,865
Hayward Industries, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 08/05/24	262,883	263,049
Travelport Finance
4.83% (3 Month USD LIBOR + 2.50%) due 03/17/25	250,000	248,875

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value

RBS Global, Inc.
4.34% (1 Month USD LIBOR + 2.25%) due 08/21/24	$249,008	$248,542
Beacon Roofing Supply, Inc.
4.28% (1 Month USD LIBOR + 2.25%) due 01/02/25	250,000	248,230
Wrangler Buyer Corp.
4.84% (1 Month USD LIBOR + 2.75%) due 09/28/24	199,499	198,900
Titan Acquisition Ltd. (Husky)
5.09% (1 Month USD LIBOR + 3.00%) due 03/28/25	199,500	196,234
Arctic Long Carriers
6.59% (1 Month USD LIBOR + 4.50%) due 05/18/23	173,250	173,467
Bioplan USA, Inc.
6.84% (1 Month USD LIBOR + 4.75%) due 09/23/21	175,437	163,156
Argo Merchants
6.08% (3 Month USD LIBOR + 3.75%) due 12/06/24	124,392	124,548
Nielsen Finance LLC
4.05% (1 Month USD LIBOR + 2.00%) due 10/04/23	98,505	98,359
2.00% (3 Month USD LIBOR + 2.00%) due 10/04/23	10,000	9,985
Total Industrial		14,752,197

Consumer, Non-cyclical - 17.4%
Nomad Foods Lux S.A.R.L
4.32% (1 Month USD LIBOR + 2.25%) due 05/15/24	544,500	541,777
5.31% (3 Month USD LIBOR + 3.25%) due 05/15/24	155,500	154,723
BRP, Inc.
4.09% (1 Month USD LIBOR + 2.00%) due 05/23/25	700,000	693,525
Examworks Group, Inc.
5.34% (1 Month USD LIBOR + 3.25%) due 07/27/23	648,375	648,103
CHG Healthcare Services, Inc.
5.36% (3 Month USD LIBOR + 3.00%) due 06/07/23	632,840	633,036
JBS USA Lux SA
4.83% (3 Month USD LIBOR + 2.50%) due 10/30/22	598,485	593,398
Sterigenics-Norion Holdings
5.33% (3 Month USD LIBOR + 3.00%) due 05/15/22	555,779	553,695
Aspen Dental
5.34% (1 Month USD LIBOR + 3.25%) due 04/30/25	550,000	548,284
CHG PPC Parent LLC
4.84% (1 Month USD LIBOR + 2.75%) due 03/31/25	550,000	547,250
Endo Luxembourg Finance Co.
6.38% (1 Month USD LIBOR + 4.25%) due 04/29/24	547,365	545,997
Hearthside Group Holdings LLC
5.09% (1 Month USD LIBOR + 3.00%) due 05/23/25	550,000	544,280
Post Holdings, Inc.
4.10% (1 Month USD LIBOR + 2.00%) due 05/24/24	495,000	491,664
Albertson’s LLC
5.34% (3 Month USD LIBOR + 3.00%) due 12/21/22	493,762	488,919
DJO Finance LLC
5.45% (1 Month USD LIBOR + 3.25% and 3 Month USD LIBOR + 3.25%) due 06/08/20	486,250	483,517
Equian LLC
5.33% (1 Month USD LIBOR + 3.25%) due 05/20/24	446,246	444,385
PPDI (Pharmaceutical Product Development, Inc.)
4.59% (1 Month USD LIBOR + 2.50%) due 08/18/22	442,025	439,431
NVA Holdings, Inc
4.84% (1 Month USD LIBOR + 2.75%) due 02/03/25	399,000	397,504
CPI Holdco LLC
5.59% (1 Month USD LIBOR + 3.50%) due 03/21/24	395,001	396,483
Lineage Logistics LLC
5.09% (1 Month USD LIBOR + 3.00%) due 02/27/25	399,000	396,007
Reddy Ice Holdings, Inc.
7.88% (3 Month USD LIBOR + 5.50% and Commercial Prime Lending Rate + 4.50%) due 05/01/19	380,952	378,286
American Tire Distributors, Inc.
6.34% (1 Month USD LIBOR + 4.25%) due 09/01/21	483,530	312,631
Smart & Final Stores LLC
5.59% (1 Month USD LIBOR + 3.50%) due 11/15/22	317,900	309,952
IQVIA Holdings, Inc.
4.08% (3 Month USD LIBOR + 1.75%) due 06/07/25	300,000	297,000
Diamond (BC) B.V.
5.10% (2 Month USD LIBOR + 3.00%) due 09/06/24	297,750	291,795
Sigma Holding BV (Flora Food)
3.00% (3 Month USD LIBOR + 3.00%) due 03/07/25	250,000	247,345
BCPE Eagle Buyer LLC
6.34% (1 Month USD LIBOR + 4.25%) due 03/18/24	198,492	187,575

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value

Authentic Brands
5.59% (1 Month USD LIBOR + 3.50%) due 09/27/24	$173,688	$172,963
Immucor, Inc.
7.09% (1 Month USD LIBOR + 5.00%) due 06/15/21	148,500	150,047
Acadia Healthcare Co., Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 02/16/23	95,172	95,309
CTI Foods Holding Co. LLC
9.35% (1 Month USD LIBOR + 7.25%) due 06/28/21	80,000	59,500
Valeant Pharmaceuticals International, Inc.
4.98% (1 Month USD LIBOR + 3.00%) due 06/01/25	47,812	47,618
Total Consumer, Non-cyclical		12,091,999

Technology - 15.7%
Blackhawk Network
5.07% (3 Month USD LIBOR + 3.00%) due 06/15/25	700,000	697,375
Micron Technology, Inc.
3.85% (1 Month USD LIBOR + 1.75%) due 04/26/22	392,982	393,572
4.10% (1 Month USD LIBOR + 2.00%) due 05/29/25	300,000	299,376
SS&C Technologies, Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 04/16/25	669,235	668,860
Flexera Software LLC
5.35% (1 Month USD LIBOR + 3.25%) due 02/26/25	548,625	546,398
Press Ganey Holdings, Inc.
4.84% (1 Month USD LIBOR + 2.75%) due 10/23/23	542,373	541,017
Informatica LLC
5.34% (1 Month USD LIBOR + 3.25%) due 08/05/22	497,493	497,762
Sabre GLBL, Inc.
4.09% (1 Month USD LIBOR + 2.00%) due 02/22/24	497,500	496,177
TIBCO Software, Inc.
5.60% (1 Month USD LIBOR + 3.50%) due 12/04/20	493,734	493,270
Peak 10 Holding Corp.
5.83% (3 Month USD LIBOR + 3.50%) due 08/01/24	496,250	489,893
Misys Ltd.
5.81% (3 Month USD LIBOR + 3.50%) due 06/13/24	496,250	487,015
Ipreo Holdings
5.09% (1 Month USD LIBOR + 3.00%) due 08/06/21	483,813	483,208
Solera LLC
4.84% (1 Month USD LIBOR + 2.75%) due 03/03/23	479,640	476,522
AVSC Holding Corp.
5.24% (1 Month USD LIBOR + 3.25%) due 03/03/25	468,825	463,354
Kronos, Inc.
5.36% (3 Month USD LIBOR + 3.00%) due 11/01/23	444,395	443,204
LANDesk Group, Inc.
6.35% (1 Month USD LIBOR + 4.25%) due 01/20/24	424,920	420,407
Optiv, Inc.
5.31% (1 Month USD LIBOR + 3.25%) due 02/01/24	415,461	402,997
Advanced Computer Software
6.78% (1 Month USD LIBOR + 4.75%) due 05/31/24	400,000	401,000
Go Daddy Operating Company LLC
4.34% (1 Month USD LIBOR + 2.25%) due 02/15/24	296,678	294,930
Aspect Software, Inc.
12.59% (1 Month USD LIBOR + 10.50%) due 05/25/20[3]	315,034	292,194
Seattle Spnco
4.84% (1 Month USD LIBOR + 2.75%) due 06/21/24	260,653	259,188
Internet Brands, Inc.
5.84% (1 Month USD LIBOR + 3.75%) due 09/13/24	253,722	253,476
Greenway Health LLC
6.08% (3 Month USD LIBOR + 3.75%) due 02/16/24	199,496	199,123
EIG Investors Corp.
6.07% (3 Month USD LIBOR + 3.75%) due 02/09/23	172,274	171,916
Cypress Intermediate Holdings III, Inc.
5.10% (1 Month USD LIBOR + 3.00%) due 04/29/24	168,076	167,536
Ascend Learning LLC
5.09% (1 Month USD LIBOR + 3.00%) due 07/12/24	148,875	148,317
Project Accelerate Parent, LLC
6.25% (1 Month USD LIBOR + 4.25%) due 01/02/25	124,688	124,606
Cvent, Inc.
5.84% (1 Month USD LIBOR + 3.75%) due 11/29/24	99,750	99,501
MA Financeco LLC
4.59% (1 Month USD LIBOR + 2.50%) due 11/19/21	99,750	99,251
Infor (US), Inc.
4.84% (1 Month USD LIBOR + 2.75%) due 02/01/22	69,899	69,497
Miami Escrow Borrower LLC
4.84% (1 Month USD LIBOR + 2.75%) due 06/21/24	38,597	38,380

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value

CPI Acquisition, Inc.
6.36% (3 Month USD LIBOR + 4.50%) due 08/17/22	$41,839	$24,476
Total Technology		10,943,798

Consumer, Cyclical - 15.4%
Safe Fleet Holdings LLC
4.99% (1 Month USD LIBOR + 3.00%) due 02/03/25	900,000	890,442
Realogy Group LLC
4.30% (1 Month USD LIBOR + 2.25%) due 02/08/25	700,000	697,816
Packers Sanitation Services, Inc.
5.27% (1 Month USD LIBOR + 3.25%) due 12/04/24	597,249	593,021
AlixPartners, LLP
4.84% (1 Month USD LIBOR + 2.75%) due 04/04/24	593,198	592,160
Learning Care Group (US), Inc.
5.49% (1 Month USD LIBOR + 3.25% and 3 Month USD LIBOR + 3.25%) due 03/13/25	550,000	546,563
USIC Holding, Inc.
5.34% (3 Month USD LIBOR + 3.50%) due 12/08/23	498,762	497,305
Crown Finance US, Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 02/28/25	498,750	494,655
Greektown Holdings LLC
5.09% (1 Month USD LIBOR + 3.00%) due 04/25/24	495,000	492,733
Equinox Holdings, Inc.
5.09% (1 Month USD LIBOR + 3.00%) due 03/08/24	493,769	492,658
Gates Global LLC
5.08% (3 Month USD LIBOR + 2.75%) due 04/01/24	467,933	467,180
DG Investment Intermediate Holdings 2, Inc.
5.09% (1 Month USD LIBOR + 3.00%) due 02/03/25	464,194	460,712
Navistar Inc.
5.53% (1 Month USD LIBOR + 3.50%) due 11/06/24	448,875	448,597
Mavis Tire Express Services Corp.
5.33% (1 Month USD LIBOR + 3.25%) due 03/20/25	391,316	387,403
Burlington Stores, Inc.
4.60% (1 Month USD LIBOR + 2.50%) due 11/17/24	344,285	344,715
Eldorado Resorts, Inc.
4.38% (2 Month USD LIBOR + 2.25%) due 04/17/24	329,914	328,472
National Vision, Inc.
4.84% (1 Month USD LIBOR + 2.75%) due 11/20/24	307,065	306,297
Amaya Holdings B.V.
3.50% (3 Month USD LIBOR + 3.50%) due 07/29/25	300,000	299,250
EG Finco Ltd.
6.33% (3 Month USD LIBOR + 4.00%) due 02/07/25	299,250	296,407
Petco Animal Supplies, Inc.
5.61% (3 Month USD LIBOR + 3.25%) due 01/26/23	354,467	255,216
Talbots, Inc.
6.59% (1 Month USD LIBOR + 4.50%) due 03/19/20	219,114	215,417
Truck Hero, Inc.
5.84% (1 Month USD LIBOR + 3.75%) due 04/22/24	200,000	199,666
Samsonite IP Holdings S.A.R.L.
3.84% (1 Month USD LIBOR + 1.75%) due 04/25/25	200,000	197,416
1-800 Contacts
5.35% (1 Month USD LIBOR + 3.25%) due 01/22/23	195,523	190,635
Wyndham Hotels & Resorts, Inc.
3.73% (3 Month USD LIBOR + 1.75%) due 05/30/25	150,000	149,625
Amaya Holdings B.V.
5.09% (1 Month USD LIBOR + 3.00%) due 04/06/25	149,625	149,326
GVC Holdings plc
4.60% (1 Month USD LIBOR + 2.50%) due 03/29/24	149,625	149,158
Life Time Fitness, Inc.
5.06% (3 Month USD LIBOR + 2.75%) due 06/10/22	139,648	138,845
Sears Roebuck Acceptance Corp.
6.51% (1 Month USD LIBOR + 4.50%) due 01/18/19	139,053	138,242
Leslie’s Poolmart, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 08/16/23	129,350	129,091
Penn Engineering & Manufacturing Corp.
4.84% (1 Month USD LIBOR + 2.75%) due 06/27/24	99,250	99,126
Belk, Inc.
7.09% (3 Month USD LIBOR + 4.75%) due 12/12/22	98,696	76,119
Total Consumer, Cyclical		10,724,268

Communications - 11.9%
Unitymedia Finance LLC
4.07% (1 Month USD LIBOR + 2.00%) due 06/01/23	700,000	694,603
WMG Acquisition Corp.
4.22% (1 Month USD LIBOR + 2.13%) due 11/01/23	700,000	694,085

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value

Telenet Financing USD LLC
4.32% (1 Month USD LIBOR + 2.25%) due 08/15/26	$700,000	$692,706
NAI Entertainment Holdings LLC
4.60% (1 Month USD LIBOR + 2.50%) due 05/08/25	650,000	645,938
GTT Communications, Inc.
4.88% (3 Month USD LIBOR + 2.75%) due 05/31/25	650,000	639,763
Neustar, Inc.
5.59% (1 Month USD LIBOR + 3.50%) due 08/08/24	548,618	548,618
CSC Holdings, LLC
4.32% (1 Month USD LIBOR + 2.25%) due 07/17/25	522,844	518,922
Altice US Finance I Corp.
4.34% (1 Month USD LIBOR + 2.25%) due 07/28/25	495,000	490,981
SFR Group S.A.
5.35% (3 Month USD LIBOR + 3.00%) due 01/31/26	493,769	484,777
Cengage Learning Acquisitions, Inc.
6.34% (1 Month USD LIBOR + 4.25%) due 06/07/23	525,869	481,827
Mcgraw-Hill Global Education Holdings LLC
6.09% (1 Month USD LIBOR + 4.00%) due 05/04/22	492,183	480,700
Ziggo Secured Finance BV
4.57% (1 Month USD LIBOR + 2.50%) due 04/15/25	450,000	444,658
Radiate HoldCo LLC
5.09% (1 Month USD LIBOR + 3.00%) due 02/01/24	324,980	320,053
Sprint Communications, Inc.
4.63% (1 Month USD LIBOR + 2.50%) due 02/02/24	296,250	294,644
Univision Communications, Inc.
4.84% (1 Month USD LIBOR + 2.75%) due 03/15/24	257,912	248,993
Virgin Media Bristol LLC
4.57% (1 Month USD LIBOR + 2.50%) due 01/15/26	250,000	247,970
Charter Communications Operating, LLC
4.10% (1 Month USD LIBOR + 2.00%) due 04/30/25	199,000	198,564
Market Track LLC
6.58% (3 Month USD LIBOR + 4.25% and Commercial Prime Lending Rate + 3.25%) due 06/05/24	198,500	197,508
Total Communications		8,325,310

Financial - 6.7%
Northstar Financial Services LLC
5.59% (1 Month USD LIBOR + 3.50%) due 05/25/25	700,000	698,831
National Financial Partners Corp.
5.09% (1 Month USD LIBOR + 3.00%) due 01/08/24	601,394	596,884
LPL Holdings, Inc.
4.49% (1 Month USD LIBOR + 2.25% and 3 Month USD LIBOR + 2.25%) due 09/23/24	496,256	493,155
Geo Group, Inc.
4.10% (1 Month USD LIBOR + 2.00%) due 03/22/24	493,750	491,074
York Risk Services
5.84% (1 Month USD LIBOR + 3.75%) due 10/01/21	482,456	467,119
Capital Automotive L.P.
4.60% (1 Month USD LIBOR + 2.50%) due 03/25/24	365,209	362,926
USI, Inc.
5.33% (3 Month USD LIBOR + 3.00%) due 05/16/24	358,700	356,279
American Stock Transfer & Trust
8.50% (3 Month USD LIBOR + 4.50%) due 06/26/20	279,506	279,855
iStar, Inc.
2.75% (3 Month USD LIBOR + 2.75%) due 06/19/23	250,000	249,062
HUB International Ltd.
5.36% (2 Month USD LIBOR + 3.00%) due 04/25/25	250,000	248,320
HarbourVest Partners LP
4.34% (1 Month USD LIBOR + 2.25%) due 03/03/25	207,321	206,388
Corporate Capital Trust
5.38% (1 Month USD LIBOR + 3.25%) due 05/20/19	191,500	191,500
Total Financial		4,641,393

Basic Materials - 6.0%
Invictus MD Strategies Corp.
5.10% (2 Month USD LIBOR + 3.00%) due 03/28/25	1,097,250	1,095,879
HB Fuller Co.
4.08% (1 Month USD LIBOR + 2.00%) due 10/20/24	694,012	688,154
Alpha 3 B.V.
5.33% (3 Month USD LIBOR + 3.00%) due 01/31/24	606,250	602,716
GrafTech Finance, Inc.
5.50% (1 Month USD LIBOR + 3.50%) due 02/12/25	580,000	576,015
PQ Corp.
4.59% (1 Month USD LIBOR + 2.50%) due 02/08/25	443,261	441,045
Nexeo Solutions LLC
5.58% (3 Month USD LIBOR + 3.25%) due 06/09/23	367,549	367,395

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value

PMHC II, Inc. (Prince)
5.90% (3 Month USD LIBOR + 3.50%) due 03/29/25	$199,500	$199,334
WR Grace & Co.
4.08% (3 Month USD LIBOR + 1.75%) due 04/03/25	200,000	199,208
Total Basic Materials		4,169,746

Energy - 1.2%
Houston Fuel Oil Terminal Company
2.75% (3 Month USD LIBOR + 2.75%) due 06/19/25	450,000	448,313
Ultra Petroleum, Inc.
5.09% (1 Month USD LIBOR + 3.00%) due 04/12/24	400,000	367,752
Total Energy		816,065

Utilities - 0.3%
Stonewall
7.83% (3 Month USD LIBOR + 5.50%) due 11/13/21	218,151	216,515
Total Senior Floating Rate Interests
(Cost $67,469,980)		66,681,291

CORPORATE BONDS††† - 0.0%
Basic Materials - 0.0%
New Day Aluminum
10.00% due 10/28/20[1]	2,750	2,750
Total Corporate Bonds
(Cost $229)		2,750

Total Investments - 105.5%
(Cost $74,235,912)		$73,449,744
Other Assets & Liabilities, net - (5.5)%		(3,809,055)
Total Net Assets - 100.0%		$69,640,689

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $2,750, (cost $229) or less than 0.1% of total net assets.
[2]	Rate indicated is the 7 day yield as of June 30, 2018.
[3]	Affiliated issuer.
[4]	Variable rate security. Rate indicated is rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

plc — Public Limited Company

LIBOR— London Interbank Offered Rate

USD — United States Dollar

See Sector Classification in Other Information section.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2018
SERIES F (FLOATING RATE STRATEGIES SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$6,765,703	$—	$—	$6,765,703
Senior Floating Rate Interests	—	66,681,291	—	66,681,291
Corporate Bonds	—	—	2,750	2,750
Total Assets	$6,765,703	$66,681,291	$2,750	$73,449,744

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 8)	$—	$847	$ —*	$847

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments ("GI"), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended June 30, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized Depreciation	Value 06/30/18	Shares 06/30/18	Investment Income
Senior Floating Rate Interests
Aspect Software, Inc. 12.59% (1 Month USD LIBOR + 10.50%) due 05/25/20[1]	$314,391	$—	$(4,145)	$—	$(18,052)	$292,194	315,034	$19,676

[1]	Variable rate security. Rate indicated is rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $73,920,878)	$73,157,550
Investments in affiliated issuers, at value (cost $315,034)	292,194
Cash	172,913
Prepaid expenses	1,649
Receivables:
Securities sold	1,486,940
Interest	175,793
Fund shares sold	114,837
Total assets	75,401,876

Liabilities:
Unfunded loan commitments, at value (Note 8) (proceeds $293)	847
Payable for:
Securities purchased	5,373,952
Fund shares redeemed	313,298
Management fees	31,012
Distribution and service fees	14,474
Fund accounting/administration fees	4,631
Transfer agent/maintenance fees	2,098
Recoupment of previously waived expenses	343
Trustees’ fees*	178
Miscellaneous	20,354
Total liabilities	5,761,187
Commitments and contingent liabilities (Note 13)	—
Net assets	$69,640,689

Net assets consist of:
Paid in capital	$67,803,037
Undistributed net investment income	3,186,076
Accumulated net realized loss on investments	(561,702)
Net unrealized depreciation on investments	(786,722)
Net assets	$69,640,689
Capital shares outstanding	2,624,974
Net asset value per share	$26.53

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2018

Investment Income:
Interest from securities of affiliated issuers	$19,676
Interest from securities of unaffiliated issuers	1,411,808
Total investment income	1,431,484

Expenses:
Management fees	195,813
Distribution and service fees	75,312
Recoupment of previously waived fees	1,430
Transfer agent/maintenance fees	12,461
Fund accounting/administration fees	24,100
Professional fees	20,603
Custodian fees	12,350
Trustees’ fees*	4,624
Line of credit fees	438
Miscellaneous	27,822
Total expenses	374,953
Less:
Expenses waived by Adviser	(26,615)
Net expenses	348,338
Net investment income	1,083,146

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(89,829)
Net realized loss	(89,829)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(451,355)
Investments in affiliated issuers	(18,052)
Net change in unrealized appreciation (depreciation)	(469,407)
Net realized and unrealized loss	(559,236)
Net increase in net assets resulting from operations	$523,910

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,083,146	$1,816,616
Net realized gain (loss) on investments	(89,829)	70,347
Net change in unrealized appreciation (depreciation) on investments	(469,407)	(110,372)
Net increase in net assets resulting from operations	523,910	1,776,591

Distributions to shareholders from:
Net investment income	—	(1,683,851)
Total distributions to shareholders	—	(1,683,851)

Capital share transactions:
Proceeds from sale of shares	30,871,133	31,537,727
Distributions reinvested	—	1,683,851
Cost of shares redeemed	(12,792,639)	(35,521,219)
Net increase (decrease) from capital share transactions	18,078,494	(2,299,641)
Net increase (decrease) in net assets	18,602,404	(2,206,901)

Net assets:
Beginning of period	51,038,285	53,245,186
End of period	$69,640,689	$51,038,285
Undistributed net investment income at end of period	$3,186,076	$2,102,930

Capital share activity:
Shares sold	1,164,190	1,198,589
Shares issued from reinvestment of distributions	—	65,190
Shares redeemed	(482,881)	(1,350,894)
Net increase (decrease) in shares	681,309	(87,115)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SERIES F (FLOATING RATE STRATEGIES SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2018[a]	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Period Ended December 31, 2013[b]
Per Share Data
Net asset value, beginning of period	$26.26	$26.22	$25.72	$26.24	$25.61	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.47	.91	1.05	.97	.95	.49
Net gain (loss) on investments (realized and unrealized)	(.20)	(.02)	1.09	(.77)	(.32)	.12
Total from investment operations	.27	.89	2.14	.20	.63	.61
Less distributions from:
Net investment income	—	(.85)	(1.56)	(.67)	—	—
Net realized gains	—	—	(.08)	(.05)	—	—
Total distributions	—	(.85)	(1.64)	(.72)	—	—
Net asset value, end of period	$26.53	$26.26	$26.22	$25.72	$26.24	$25.61

Total Return[d]	1.03%	3.46%	8.56%	0.73%	2.38%	2.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,641	$51,038	$53,245	$48,598	$45,837	$46,343
Ratios to average net assets:
Net investment income (loss)	3.60%	3.44%	4.06%	3.66%	3.65%	2.81%
Total expenses	1.24%	1.28%	1.22%	1.27%	1.24%	1.35%[f]
Net expenses[e,g,h]	1.16%	1.18%	1.18%	1.17%	1.16%	1.17%
Portfolio turnover rate	24%	57%	71%	73%	90%	53%

[a]	Unaudited figures for the period ended June 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: April 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Due to limited length of Fund operations, ratios for this period may not be indicative of future performance.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
1.15%	1.15%	1.15%	1.15%	1.15%	1.15%

[h]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
0.00%*	0.01%	N/A	N/A	N/A	N/A

*	Less than 0.01%.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2018

SERIES J (STYLEPLUS—MID GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds.

Inception Date: October 1, 1992

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	32.7%
Guggenheim Strategy Fund III	29.5%
Guggenheim Strategy Fund II	13.5%
Guggenheim Strategy Fund I	1.5%
NetApp, Inc.	0.4%
Clorox Co.	0.3%
Citrix Systems, Inc.	0.3%
Waters Corp.	0.3%
Omnicom Group, Inc.	0.3%
Hershey Co.	0.3%
Top Ten Total	79.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2018

	6 month‡	1 Year	5 Year	10 Year
Series J (StylePlus—Mid Growth Series)	4.20%	16.67%	13.73%	9.63%
Russell Midcap Growth Index	5.40%	18.52%	13.37%	10.45%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell Midcap Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 53

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Shares	Value

COMMON STOCKS† - 20.2%

Consumer, Non-cyclical - 6.2%
Clorox Co.	4,047	$547,357
Hershey Co.	5,138	478,142
Kellogg Co.	6,196	432,914
Varian Medical Systems, Inc.*	3,470	394,609
United Rentals, Inc.*	2,594	382,926
Total System Services, Inc.	4,397	371,634
US Foods Holding Corp.*	9,662	365,417
Sysco Corp.	5,288	361,118
Performance Food Group Co.*	9,782	358,999
CoreLogic, Inc.*	6,897	357,954
Kimberly-Clark Corp.	3,361	354,047
Baxter International, Inc.	4,648	343,208
Zoetis, Inc.	4,017	342,208
Vector Group Ltd.	17,421	332,393
Herbalife Nutrition Ltd.*	6,023	323,556
ResMed, Inc.	3,048	315,712
Western Union Co.	14,737	299,603
Edwards Lifesciences Corp.*	2,035	296,235
McCormick & Company, Inc.	2,518	292,315
Hill-Rom Holdings, Inc.	3,202	279,663
Centene Corp.*	1,952	240,506
McKesson Corp.	1,745	232,783
Quanta Services, Inc.*	6,682	223,179
Humana, Inc.	647	192,567
Monster Beverage Corp.*	3,165	181,354
AmerisourceBergen Corp. — Class A	2,113	180,175
Constellation Brands, Inc. — Class A	788	172,470
Euronet Worldwide, Inc.*	1,983	166,116
Alexion Pharmaceuticals, Inc.*	1,314	163,133
Brown-Forman Corp. — Class B	3,223	157,959
Square, Inc. — Class A*	2,301	141,834
Molina Healthcare, Inc.*	1,407	137,801
Sabre Corp.	5,515	135,890
Charles River Laboratories International, Inc.*	1,203	135,049
Avis Budget Group, Inc.*	3,865	125,613
Catalent, Inc.*	2,850	119,386
Sprouts Farmers Market, Inc.*	5,395	119,068
Align Technology, Inc.*	295	100,931
Cardinal Health, Inc.	1,961	95,756
Nektar Therapeutics*	1,960	95,707
Total Consumer, Non-cyclical		10,347,287

Technology - 4.7%
NetApp, Inc.	7,644	600,283
Citrix Systems, Inc.*	4,876	511,200
Lam Research Corp.	2,764	477,757
Analog Devices, Inc.	4,104	393,656
Fidelity National Information Services, Inc.	3,590	380,648
Dell Technologies Inc. — Class V*	4,209	355,997
ON Semiconductor Corp.*	15,705	349,201
Teradyne, Inc.	8,549	325,461
Autodesk, Inc.*	2,477	324,710
Fiserv, Inc.*	4,273	316,587
Skyworks Solutions, Inc.	3,176	306,960
KLA-Tencor Corp.	2,944	301,848
Microchip Technology, Inc.	2,830	257,389
ServiceNow, Inc.*	1,339	230,937
Maxim Integrated Products, Inc.	3,877	227,425
Synopsys, Inc.*	2,647	226,504
Cypress Semiconductor Corp.	12,733	198,380
Zebra Technologies Corp. — Class A*	1,383	198,114
Akamai Technologies, Inc.*	2,272	166,379
MAXIMUS, Inc.	2,438	151,424
Xilinx, Inc.	2,274	148,401
First Data Corp. — Class A*	6,627	138,703
MKS Instruments, Inc.	1,296	124,027
Paychex, Inc.	1,790	122,346
Tableau Software, Inc. — Class A*	1,194	116,713
NCR Corp.*	3,861	115,753
SS&C Technologies Holdings, Inc.	2,009	104,267
Broadridge Financial Solutions, Inc.	903	103,935
Teradata Corp.*	2,561	102,824
Fortinet, Inc.*	1,638	102,261
Workday, Inc. — Class A*	829	100,408
Atlassian Corp. plc — Class A*	1,586	99,157
Splunk, Inc.*	988	97,921
Red Hat, Inc.*	605	81,294
Total Technology		7,858,870

Industrial - 4.0%
Waters Corp.*	2,499	483,781
Rockwell Automation, Inc.	2,388	396,957
Ingersoll-Rand plc	4,244	380,814
Cummins, Inc.	2,591	344,603
Spirit AeroSystems Holdings, Inc. — Class A	3,879	333,245
XPO Logistics, Inc.*	3,195	320,075
Roper Technologies, Inc.	1,145	315,917
Textron, Inc.	4,620	304,504
Xylem, Inc.	4,487	302,334
Parker-Hannifin Corp.	1,886	293,933
Masco Corp.	7,733	289,369
Huntington Ingalls Industries, Inc.	1,332	288,764
Genesee & Wyoming, Inc. — Class A*	3,458	281,205
Expeditors International of Washington, Inc.	3,793	277,268
Hubbell, Inc.	2,571	271,858
Barnes Group, Inc.	3,912	230,417
EMCOR Group, Inc.	2,721	207,286
TransDigm Group, Inc.	497	171,535
Fortune Brands Home & Security, Inc.	3,004	161,285
Werner Enterprises, Inc.	4,039	151,664
MasTec, Inc.*	2,917	148,038
Amphenol Corp. — Class A	1,497	130,464
Rexnord Corp.*	4,349	126,382
Coherent, Inc.*	786	122,946
FLIR Systems, Inc.	2,152	111,839

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Shares	Value

Harris Corp.	708	$102,334
Total Industrial		6,548,817

Consumer, Cyclical - 2.7%
Southwest Airlines Co.	6,871	349,596
Lear Corp.	1,737	322,752
Live Nation Entertainment, Inc.*	6,617	321,388
HD Supply Holdings, Inc.*	7,177	307,821
Delta Air Lines, Inc.	5,135	254,388
Allison Transmission Holdings, Inc.	6,050	244,964
Lions Gate Entertainment Corp. — Class A	9,243	229,411
Nu Skin Enterprises, Inc. — Class A	2,630	205,640
PulteGroup, Inc.	6,122	176,008
WW Grainger, Inc.	569	175,480
Toll Brothers, Inc.	4,309	159,390
Dollar Tree, Inc.*	1,843	156,655
Hanesbrands, Inc.	6,782	149,340
Best Buy Company, Inc.	1,957	145,953
Skechers U.S.A., Inc. — Class A*	3,652	109,596
Hasbro, Inc.	1,151	106,249
Ross Stores, Inc.	1,225	103,819
AutoZone, Inc.*	153	102,652
Burlington Stores, Inc.*	670	100,855
Lennar Corp. — Class A	1,920	100,800
Hilton Worldwide Holdings, Inc.	1,253	99,187
Wynn Resorts Ltd.	584	97,727
Chipotle Mexican Grill, Inc. — Class A*	223	96,196
NVR, Inc.*	32	95,051
Aptiv plc	1,029	94,287
Dana, Inc.	4,603	92,935
Under Armour, Inc. — Class C*	3,164	66,697
Total Consumer, Cyclical		4,464,837

Communications - 2.1%
Omnicom Group, Inc.	6,327	482,560
Motorola Solutions, Inc.	3,302	384,254
Twitter, Inc.*	7,376	322,110
AMC Networks, Inc. — Class A*	5,140	319,708
eBay, Inc.*	8,658	313,939
CDW Corp.	3,857	311,607
Palo Alto Networks, Inc.*	1,174	241,222
F5 Networks, Inc.*	1,322	227,979
Interpublic Group of Companies, Inc.	9,596	224,930
CBS Corp. — Class B	3,070	172,596
Nexstar Media Group, Inc. — Class A	1,493	109,586
GoDaddy, Inc. — Class A*	1,455	102,723
Expedia Group, Inc.	843	101,320
InterDigital, Inc.	1,250	101,125
GrubHub, Inc.*	930	97,566
Total Communications		3,513,225

Energy - 0.2%
ONEOK, Inc.	2,826	197,340
Cheniere Energy, Inc.*	3,017	196,678
Total Energy		394,018

Financial - 0.2%
Alliance Data Systems Corp.	1,099	256,287

Basic Materials - 0.1%
Univar, Inc.*	5,297	138,993

Total Common Stocks
(Cost $32,805,681)		33,522,334

MUTUAL FUNDS† - 77.2%
Guggenheim Variable Insurance Strategy Fund III[1]	2,166,123	54,304,706
Guggenheim Strategy Fund III[1]	1,962,605	49,045,498
Guggenheim Strategy Fund II1	897,290	22,423,267
Guggenheim Strategy Fund I1	101,511	2,541,839
Total Mutual Funds
(Cost $127,912,513)		128,315,310

MONEY MARKET FUND† - 2.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class, 1.68%[2]	3,634,419	3,634,419
Total Money Market Fund
(Cost $3,634,419)		3,634,419

Total Investments - 99.6%
(Cost $164,352,613)		$165,472,063
Other Assets & Liabilities, net - 0.4%		639,812
Total Net Assets - 100.0%		$166,111,875

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES J (STYLEPLUS—MID GROWTH SERIES)

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	13	Sep 2018	$1,768,488	$(41,570)
NASDAQ-100 Index Mini Futures Contracts	13	Sep 2018	1,836,185	(58,040)
S&P MidCap 400 Index Mini Futures Contracts	28	Sep 2018	5,477,080	(124,601)
			$9,081,753	$(224,211)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Deutsche Bank	Russell Midcap Growth Index	2.18%	At Maturity	07/02/18	121,929	$124,050,565	$6,493,646

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,522,334	$—	$—	$33,522,334
Mutual Funds	128,315,310	—	—	128,315,310
Money Market Fund	3,634,419	—	—	3,634,419
Equity Index Swap Agreements*	—	6,493,646	—	6,493,646
Total Assets	$165,472,063	$6,493,646	$—	$171,965,709

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$224,211	$—	$—	$224,211

*	This derivative is reported as unrealized appreciation/(depreciation) at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2018
SERIES J (STYLEPLUS—MID GROWTH SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments ("GI"), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized Depreciation	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$17,247,482	$10,048,576	$(24,752,044)	$34,749	$(36,924)	$2,541,839	101,511	$149,228
Guggenheim Strategy Fund II	26,707,218	334,012	(4,599,989)	22,354	(40,328)	22,423,267	897,290	333,478
Guggenheim Strategy Fund III	48,500,456	604,017	—	—	(58,975)	49,045,498	1,962,605	602,175
Guggenheim Variable Insurance Strategy Fund III	50,752,162	5,639,854	(1,999,993)	7,968	(95,285)	54,304,706	2,166,123	715,762
	$143,207,318	$16,626,459	$(31,352,026)	$65,071	$(231,512)	$128,315,310		$1,800,643

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $36,440,100)	$37,156,753
Investments in affiliated issuers, at value (cost $127,912,513)	128,315,310
Segregated cash with broker	358,200
Unrealized appreciation on swap agreements	6,493,646
Prepaid expenses	2,430
Receivables:
Securities sold	630,000
Dividends	360,270
Interest	11,616
Variation margin on futures contracts	6,868
Fund shares sold	165
Total assets	173,335,258

Liabilities:
Overdraft due to custodian bank	627,749
Segregated cash due to broker	5,700,000
Payable for:
Securities purchased	353,641
Swap settlement	311,626
Management fees	74,115
Fund shares redeemed	64,993
Distribution and service fees	37,588
Fund accounting/administration fees	12,028
Transfer agent/maintenance fees	2,362
Trustees’ fees*	350
Miscellaneous	38,931
Total liabilities	7,223,383
Commitments and contingent liabilities (Note 13)	—
Net assets	$166,111,875

Net assets consist of:
Paid in capital	$124,749,595
Undistributed net investment income	3,416,814
Accumulated net realized gain on investments	30,556,581
Net unrealized appreciation on investments	7,388,885
Net assets	$166,111,875
Capital shares outstanding	2,665,091
Net asset value per share	$62.33

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2018

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $261)	$242,340
Dividends from securities of affiliated issuers	1,800,643
Interest	35,486
Total investment income	2,078,469

Expenses:
Management fees	703,076
Distribution and service fees:	234,359
Transfer agent/maintenance fees	12,748
Fund accounting/administration fees	74,996
Custodian fees	12,464
Trustees’ fees*	9,482
Line of credit fees	4,082
Miscellaneous	57,758
Total expenses	1,108,965
Less:
Expenses waived by Adviser	(234,821)
Net expenses	874,144
Net investment income	1,204,325

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,506,933
Investments in affiliated issuers	65,071
Swap agreements	8,896,223
Futures contracts	269,562
Net realized gain	11,737,789
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,960,246)
Investments in affiliated issuers	(231,512)
Swap agreements	(1,837,616)
Futures contracts	(231,584)
Net change in unrealized appreciation (depreciation)	(4,260,958)
Net realized and unrealized gain	7,476,831
Net increase in net assets resulting from operations	$8,681,156

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,204,325	$2,211,533
Net realized gain on investments	11,737,789	25,960,711
Net change in unrealized appreciation (depreciation) on investments	(4,260,958)	10,897,324
Net increase in net assets resulting from operations	8,681,156	39,069,568

Distributions to shareholders from:
Net investment income	—	(1,631,486)
Total distributions to shareholders	—	(1,631,486)

Capital share transactions:
Proceeds from sale of shares	3,632,176	7,756,999
Distributions reinvested	—	1,631,486
Cost of shares redeemed	(34,098,534)	(25,743,335)
Net decrease from capital share transactions	(30,466,358)	(16,354,850)
Net increase (decrease) in net assets	(21,785,202)	21,083,232

Net assets:
Beginning of period	187,897,077	166,813,845
End of period	$166,111,875	$187,897,077
Undistributed net investment income at end of period	$3,416,814	$2,212,489

Capital share activity:
Shares sold	58,672	144,774
Shares issued from reinvestment of distributions	—	30,146
Shares redeemed	(534,593)	(478,624)
Net decrease in shares	(475,921)	(303,704)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

SERIES J (STYLEPLUS—MID GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2018[a]	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Per Share Data
Net asset value, beginning of period	$59.82	$48.43	$45.15	$49.12	$43.45	$33.29
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.67	.52	.31	.49	.06
Net gain (loss) on investments (realized and unrealized)	2.12	11.22	3.37	(.10)	5.18	10.10
Total from investment operations	2.51	11.89	3.89	.21	5.67	10.16
Less distributions from:
Net investment income	—	(.50)	(.33)	(.56)	—	—
Net realized gains	—	—	(.28)	(3.62)	—	—
Total distributions	—	(.50)	(.61)	(4.18)	—	—
Net asset value, end of period	$62.33	$59.82	$48.43	$45.15	$49.12	$43.45

Total Return[c]	4.20%	24.67%	8.65%	(0.08%)	13.05%	30.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$166,112	$187,897	$166,814	$148,009	$163,066	$157,131
Ratios to average net assets:
Net investment income (loss)	1.28%	1.25%	1.14%	0.63%	1.06%	0.17%
Total expenses[d]	1.18%	1.14%	0.98%	0.97%	0.98%	0.98%
Net expenses[e,f]	0.94%	0.94%	0.95%	0.97%	0.96%	0.98%
Portfolio turnover rate	34%	49%	57%	70%	100%	245%

[a]	Unaudited figures for the period ended June 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expense that are excluded from the expense limitation agreement. Excluding these expenses, the expense ratios for the periods would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
0.94%	0.92%	N/A	N/A	N/A	N/A

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2018

SERIES N (MANAGED ASSET ALLOCATION SERIES)

OBJECTIVE: Seeks to provide growth of capital and, secondarily, preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds.

Inception Date: June 1, 1995

Ten Largest Holdings (% of Total Net Assets)
Vanguard S&P 500 ETF	17.0%
SPDR S&P 500 ETF Trust	16.6%
iShares Core U.S. Aggregate Bond ETF	15.6%
Guggenheim Variable Insurance Strategy Fund III	15.0%
Guggenheim Strategy Fund III	10.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.8%
iShares Core S&P Mid-Capital ETF	6.0%
Guggenheim Strategy Fund II	3.7%
iShares MSCI EAFE ETF	3.5%
Guggenheim Strategy Fund I	2.1%
Top Ten Total	98.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2018

	6 month‡	1 Year	5 Year	10 Year
Series N (Managed Asset Allocation Series)	0.00%	6.81%	7.78%	6.44%
Blended Index**	1.00%	8.34%	8.97%	7.84%
S&P 500 Index	2.65%	14.37%	13.42%	10.17%
Bloomberg Barclays U.S. Aggregate Bond Index	(1.62%)	(0.40%)	2.27%	3.72%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and Bloomberg Barclays U.S. Aggregate Bond Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.
**	The Blended Index is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 61

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018
SERIES N (MANAGED ASSET ALLOCATION SERIES)

	Shares	Value

EXCHANGE-TRADED FUNDS† - 66.4%
Vanguard S&P 500 ETF	32,632	$8,142,010
SPDR S&P 500 ETF Trust	29,266	7,939,281
iShares Core U.S. Aggregate Bond ETF	70,247	7,468,661
iShares iBoxx $ Investment Grade Corporate Bond ETF	32,507	3,724,327
iShares Core S&P Mid-Capital ETF	14,684	2,860,150
iShares MSCI EAFE ETF	24,928	1,669,428
iShares Core S&P 500 ETF	2	546
Total Exchange-Traded Funds
(Cost $22,655,220)		31,804,403

MUTUAL FUNDS† - 31.5%
Guggenheim Variable Insurance Strategy Fund III[1]	287,346	7,203,764
Guggenheim Strategy Fund III[1]	205,544	5,136,538
Guggenheim Strategy Fund II1	70,237	1,755,233
Guggenheim Strategy Fund I1	39,418	987,022
Total Mutual Funds
(Cost $15,033,279)		15,082,557

MONEY MARKET FUND† - 0.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 1.68%[2]	68,236	68,236
Total Money Market Fund
(Cost $68,236)		68,236

	Face Amount

U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bill
1.72% due 07/12/18[3,4,5]	$540,000	539,748
Total U.S. Treasury Bill
(Cost $539,706)		539,748

Total Investments - 99.2%
(Cost $38,296,441)		$47,494,944
Other Assets & Liabilities, net - 0.8%		398,074
Total Net Assets - 100.0%		$47,893,018

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 10 Year Note Futures Contracts	58	Sep 2018	$6,969,969	$36,165
U.S. Treasury 2 Year Note Futures Contracts	18	Sep 2018	3,813,187	(871)
			$10,783,156	$35,294
Equity Futures Contracts Purchased†
SPI 200 Index Futures Contracts	1	Sep 2018	$114,296	$212
FTSE 100 Index Futures Contracts	2	Sep 2018	199,704	130
DAX Index Futures Contracts	1	Sep 2018	358,156	1
Dow Jones Industrial Average Index Mini Futures Contracts	1	Sep 2018	121,300	(2,224)
S&P MidCap 400 Index Mini Futures Contracts	1	Sep 2018	195,610	(5,222)
CAC 40 10 Euro Index Futures Contracts	5	Jul 2018	309,377	(8,936)
Russell 2000 Index Mini Futures Contracts	26	Sep 2018	2,140,710	(33,970)
S&P 500 Index Mini Futures Contracts	12	Sep 2018	1,632,450	(35,958)
MSCI EAFE Index Mini Futures Contracts	61	Sep 2018	5,963,665	(204,236)
			$11,035,268	$(290,203)
Equity Futures Contracts Sold Short†
Nikkei 225 (CME) Index Futures Contracts	2	Sep 2018	$222,650	$2,443
Hang Seng Index Futures Contracts††	1	Jul 2018	182,284	864
Amsterdam Index Futures Contracts	3	Jul 2018	384,633	29
S&P/TSX 60 IX Index Futures Contracts	1	Sep 2018	146,627	(154)
			$936,194	$3,182
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	1	Sep 2018	$113,494	$341

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES N (MANAGED ASSET ALLOCATION SERIES)

**	Includes cumulative appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of June 30, 2018.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2018.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$31,804,403	$—	$—	$31,804,403
Mutual Funds	15,082,557	—	—	15,082,557
Money Market Fund	68,236	—	—	68,236
U.S. Treasury Bill	—	539,748	—	539,748
Interest Rate Futures Contracts*	36,165	—	—	36,165
Equity Futures Contracts*	2,815	864	—	3,679
Currency Futures Contracts*	341	—	—	341
Total Assets	$46,994,517	$540,612	$—	$47,535,129

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$290,700	$—	$—	$290,700
Interest Rate Futures Contracts*	871	—	—	871
Total Liabilities	$291,571	$—	$—	$291,571

*	This derivative is reported as unrealized appreciation/(depreciation) at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2018
SERIES N (MANAGED ASSET ALLOCATION SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments ("GI"), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized Depreciation	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$975,735	$12,074	$—	$—	$(787)	$987,022	39,418	$12,045
Guggenheim Strategy Fund II	1,734,496	22,143	—	—	(1,406)	1,755,233	70,237	22,082
Guggenheim Strategy Fund III	3,884,546	1,258,645	—	—	(6,653)	5,136,538	205,544	58,393
Guggenheim Variable Insurance Strategy Fund III	8,705,430	110,449	(1,600,000)	7,649	(19,764)	7,203,764	287,346	110,010
	$15,300,207	$1,403,311	$(1,600,000)	$7,649	$(28,610)	$15,082,557		$202,530

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $23,263,162)	$32,412,387
Investments in affiliated issuers, at value (cost $15,033,279)	15,082,557
Cash	21,610
Segregated cash with broker	10,579
Prepaid expenses	742
Receivables:
Securities sold	299,585
Dividends	128,211
Variation margin on futures contracts	36,693
Interest	342
Fund shares sold	330
Total assets	47,993,036

Liabilities:
Foreign currency, at value (cost $2,215)	2,229
Payable for:
Securities purchased	41,075
Management fees	16,303
Distribution and service fees	10,190
Direct shareholders expense	7,721
Fund shares redeemed	5,260
Fund accounting/administration fees	3,261
Transfer agent/maintenance fees	2,368
Trustees’ fees*	305
Miscellaneous	11,306
Total liabilities	100,018
Commitments and contingent liabilities (Note 13)	—
Net assets	$47,893,018

Net assets consist of:
Paid in capital	$33,282,631
Undistributed net investment income	994,919
Accumulated net realized gain on investments	4,668,365
Net unrealized appreciation on investments	8,947,103
Net assets	$47,893,018
Capital shares outstanding	1,511,810
Net asset value per share	$31.68

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2018

Investment Income:
Dividends from securities of unaffiliated issuers	$348,330
Dividends from securities of affiliated issuers	202,530
Interest	8,134
Total investment income	558,994

Expenses:
Management fees	100,813
Distribution and service fees	63,008
Transfer agent/maintenance fees	12,618
Fund accounting/administration fees	20,163
Professional fees	13,884
Printing expenses	13,254
Trustees’ fees*	4,463
Custodian fees	1,395
Line of credit fees	850
Miscellaneous	4,478
Total expenses	234,926
Net investment income	324,068

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,157,143
Investments in affiliated issuers	7,649
Futures contracts	178,092
Foreign currency transactions	(588)
Net realized gain	1,342,296
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,269,056)
Investments in affiliated issuers	(28,610)
Futures contracts	(360,587)
Foreign currency translations	(22)
Net change in unrealized appreciation (depreciation)	(1,658,275)
Net realized and unrealized loss	(315,979)
Net increase in net assets resulting from operations	$8,089

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$324,068	$671,191
Net realized gain on investments	1,342,296	3,715,662
Net change in unrealized appreciation (depreciation) on investments	(1,658,275)	2,587,455
Net increase in net assets resulting from operations	8,089	6,974,308

Distributions to shareholders from:
Net investment income	—	(765,756)
Net realized gains	—	(1,098,079)
Total distributions to shareholders	—	(1,863,835)

Capital share transactions:
Proceeds from sale of shares	2,051,889	2,133,618
Distributions reinvested	—	1,863,835
Cost of shares redeemed	(5,247,115)	(10,867,437)
Net decrease from capital share transactions	(3,195,226)	(6,869,984)
Net decrease in net assets	(3,187,137)	(1,759,511)

Net assets:
Beginning of period	51,080,155	52,839,666
End of period	$47,893,018	$51,080,155
Undistributed net investment income at end of period	$994,919	$670,851

Capital share activity:
Shares sold	64,120	69,813
Shares issued from reinvestment of distributions	—	62,107
Shares redeemed	(164,911)	(357,732)
Net decrease in shares	(100,791)	(225,812)

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2018[a]	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Per Share Data
Net asset value, beginning of period	$31.68	$28.74	$27.43	$27.67	$25.93	$22.68
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.39	.40	.32	.23	.08
Net gain (loss) on investments (realized and unrealized)	(.20)	3.68	1.78	(.28)	1.51	3.17
Total from investment operations	—	4.07	2.18	.04	1.74	3.25
Less distributions from:
Net investment income	—	(.46)	(.33)	(.28)	—	—
Net realized gains	—	(.67)	(.54)	—	—	—
Total distributions	—	(1.13)	(.87)	(.28)	—	—
Net asset value, end of period	$31.68	$31.68	$28.74	$27.43	$27.67	$25.93

Total Return[c]	0.00%	14.39%	8.01%	0.11%	6.71%	14.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$47,893	$51,080	$52,840	$52,629	$60,319	$65,375
Ratios to average net assets:
Net investment income (loss)	1.29%	1.29%	1.42%	1.14%	0.87%	0.32%
Total expenses[d]	0.93%	0.98%	0.92%	0.94%	0.93%	1.07%
Portfolio turnover rate	3%	1%	6%	3%	14%	3%

[a]	Unaudited figures for the period ended June 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2018

SERIES O (ALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 1, 1995

Ten Largest Holdings (% of Total Net Assets)
JPMorgan Chase & Co.	2.9%
Chevron Corp.	2.6%
Bank of America Corp.	2.2%
Exxon Mobil Corp.	2.1%
Berkshire Hathaway, Inc. — Class B	1.8%
Intel Corp.	1.7%
Citigroup, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Zions Bancorporation	1.5%
Merck & Company, Inc.	1.4%
Top Ten Total	19.4%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2018

	6 Month‡	1 Year	5 Year	10 Year
Series O (All Cap Value Series)	0.78%	11.66%	10.84%	9.04%
Russell 3000 Value Index	(1.16%)	7.25%	10.40%	8.60%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 3000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 97.6%

Financial - 28.4%
JPMorgan Chase & Co.	33,517	$3,492,471
Bank of America Corp.	91,972	2,592,691
Berkshire Hathaway, Inc. — Class B*	11,247	2,099,253
Citigroup, Inc.	29,478	1,972,668
Zions Bancorporation	33,481	1,764,114
Wells Fargo & Co.	30,904	1,713,318
BB&T Corp.	24,364	1,228,920
SunTrust Banks, Inc.	15,951	1,053,085
KeyCorp	52,349	1,022,899
Allstate Corp.	8,262	754,073
Huntington Bancshares, Inc.	48,966	722,738
Charles Schwab Corp.	14,070	718,977
Welltower, Inc. REIT	11,465	718,741
Wintrust Financial Corp.	8,134	708,065
Jefferies Financial Group, Inc.	30,643	696,822
Piedmont Office Realty Trust, Inc. — Class A REIT	33,639	670,425
Principal Financial Group, Inc.	12,297	651,126
Liberty Property Trust REIT	14,377	637,332
Equity Commonwealth REIT*	19,615	617,873
Morgan Stanley	13,028	617,527
Omega Healthcare Investors, Inc. REIT	19,280	597,680
Alleghany Corp.	895	514,598
Loews Corp.	10,075	486,421
Umpqua Holdings Corp.	21,084	476,288
Alliance Data Systems Corp.	1,943	453,107
Regions Financial Corp.	25,276	449,407
Alexandria Real Estate Equities, Inc. REIT	3,552	448,156
Prosperity Bancshares, Inc.	6,157	420,892
Realogy Holdings Corp.	17,081	389,447
Voya Financial, Inc.	8,048	378,256
First Horizon National Corp.	21,002	374,676
Sun Communities, Inc. REIT	3,748	366,854
Cousins Properties, Inc. REIT	36,967	358,210
T. Rowe Price Group, Inc.	3,041	353,030
American International Group, Inc.	6,054	320,983
CoreCivic, Inc. REIT	12,899	308,157
National Storage Affiliates Trust REIT	9,797	301,944
IBERIABANK Corp.	3,916	296,833
Pinnacle Financial Partners, Inc.	4,691	287,793
LaSalle Hotel Properties REIT	7,619	260,798
Redwood Trust, Inc. REIT	14,098	232,194
Radian Group, Inc.	13,795	223,755
Camden Property Trust REIT	2,443	222,631
Federated Investors, Inc. — Class B	9,468	220,794
Lexington Realty Trust REIT	24,463	213,562
Howard Hughes Corp.*	1,567	207,627
Physicians Realty Trust REIT	11,879	189,351
American National Insurance Co.	676	80,843
Hilltop Holdings, Inc.	3,395	74,928
Customers Bancorp, Inc.*	698	19,809
Total Financial		33,982,142

Consumer, Non-cyclical - 19.6%
Merck & Company, Inc.	28,455	1,727,219
Pfizer, Inc.	46,591	1,690,321
Hormel Foods Corp.	44,982	1,673,780
Johnson & Johnson	11,497	1,395,046
Bunge Ltd.	16,852	1,174,753
Amgen, Inc.	5,822	1,074,683
Procter & Gamble Co.	13,024	1,016,653
UnitedHealth Group, Inc.	3,298	809,131
HCA Healthcare, Inc.	7,630	782,838
Quest Diagnostics, Inc.	6,758	742,974
Tyson Foods, Inc. — Class A	9,842	677,622
Archer-Daniels-Midland Co.	14,304	655,553
Zimmer Biomet Holdings, Inc.	5,837	650,475
Express Scripts Holding Co.*	8,360	645,476
CVS Health Corp.	9,374	603,217
Humana, Inc.	1,852	551,211
United Therapeutics Corp.*	4,738	536,104
Ingredion, Inc.	4,775	528,593
DaVita, Inc.*	6,941	481,983
Emergent BioSolutions, Inc.*	9,459	477,585
AmerisourceBergen Corp. — Class A	4,951	422,172
Conagra Brands, Inc.	11,615	415,004
Eagle Pharmaceuticals, Inc.*	5,374	406,597
Medtronic plc	4,628	396,203
Encompass Health Corp.	5,387	364,808
Myriad Genetics, Inc.*	9,535	356,323
Central Garden & Pet Co. — Class A*	8,346	337,763
Premier, Inc. — Class A*	9,167	333,495
Euronet Worldwide, Inc.*	3,409	285,572
Mylan N.V.*	7,695	278,097
Philip Morris International, Inc.	3,118	251,747
US Foods Holding Corp.*	5,992	226,617
Hostess Brands, Inc.*	16,594	225,678
SP Plus Corp.*	5,599	208,283
Perrigo Company plc	2,563	186,868
Fresh Del Monte Produce, Inc.	4,098	182,566
Patterson Companies, Inc.	7,141	161,887
ACCO Brands Corp.	11,684	161,823
Sanderson Farms, Inc.	978	102,837
Inovio Pharmaceuticals, Inc.*	25,751	100,944
MoneyGram International, Inc.*	12,151	81,290
Lannett Company, Inc.*	4,895	66,572
Total Consumer, Non-cyclical		23,448,363

Energy - 12.4%
Chevron Corp.	24,806	3,136,223
Exxon Mobil Corp.	30,780	2,546,429
Hess Corp.	22,671	1,516,463
Kinder Morgan, Inc.	80,227	1,417,611
Whiting Petroleum Corp.*	25,364	1,337,190
Range Resources Corp.	70,480	1,179,130
Marathon Oil Corp.	51,739	1,079,276
Oasis Petroleum, Inc.*	48,201	625,167
Diamondback Energy, Inc.	4,509	593,249
Antero Resources Corp.*	22,487	480,098
Rowan Companies plc — Class A*	27,254	442,060

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value

MRC Global, Inc.*	12,443	$269,640
Cimarex Energy Co.	2,173	221,081
Total Energy		14,843,617

Industrial - 8.7%
Carlisle Companies, Inc.	9,174	993,636
WestRock Co.	16,904	963,866
Corning, Inc.	34,866	959,164
Republic Services, Inc. — Class A	12,145	830,232
Owens Corning	8,955	567,478
General Electric Co.	39,208	533,621
Eaton Corporation plc	6,391	477,663
Crane Co.	5,196	416,356
Jabil, Inc.	14,430	399,134
FLIR Systems, Inc.	7,049	366,337
Timken Co.	7,048	306,940
ITT, Inc.	5,326	278,390
Scorpio Tankers, Inc.	99,025	278,260
Honeywell International, Inc.	1,687	243,012
Hub Group, Inc. — Class A*	4,876	242,825
KLX, Inc.*	3,276	235,544
AAR Corp.	4,967	230,916
Greenbrier Companies, Inc.	4,282	225,875
Jacobs Engineering Group, Inc.	3,524	223,739
Park Electrochemical Corp.	9,552	221,511
GasLog Ltd.	11,406	217,855
Snap-on, Inc.	1,340	215,365
Rexnord Corp.*	7,211	209,552
Huntington Ingalls Industries, Inc.	964	208,986
Celadon Group, Inc.*	66,481	198,778
Kirby Corp.*	1,659	138,692
Astec Industries, Inc.	1,791	107,102
Plexus Corp.*	1,388	82,641
Total Industrial		10,373,470

Utilities - 7.6%
Ameren Corp.	23,564	1,433,869
OGE Energy Corp.	35,149	1,237,596
Exelon Corp.	24,912	1,061,251
Public Service Enterprise Group, Inc.	18,280	989,679
Pinnacle West Capital Corp.	11,666	939,813
Duke Energy Corp.	11,867	938,442
Edison International	13,828	874,898
Portland General Electric Co.	9,436	403,483
Black Hills Corp.	6,164	377,299
AES Corp.	26,360	353,488
ONE Gas, Inc.	3,460	258,600
Southwest Gas Holdings, Inc.	2,954	225,302
Total Utilities		9,093,720

Consumer, Cyclical - 7.0%
Walmart, Inc.	10,632	910,631
DR Horton, Inc.	20,844	854,604
Southwest Airlines Co.	15,677	797,646
PVH Corp.	4,725	707,427
Lear Corp.	3,747	696,230
UniFirst Corp.	3,647	645,154
JetBlue Airways Corp.*	31,602	599,806
PACCAR, Inc.	5,968	369,777
Carnival Corp.	6,416	367,701
Acushnet Holdings Corp.	13,323	325,880
Caleres, Inc.	8,849	304,317
Goodyear Tire & Rubber Co.	12,177	283,603
Macy’s, Inc.	7,047	263,769
GMS, Inc.*	9,680	262,231
Newell Brands, Inc.	9,343	240,956
LCI Industries	2,598	234,210
Unifi, Inc.*	5,569	176,537
Movado Group, Inc.	3,547	171,320
Genesco, Inc.*	2,554	101,394
Total Consumer, Cyclical		8,313,193

Technology - 5.1%
Intel Corp.	41,511	2,063,512
Apple, Inc.	3,820	707,120
Cray, Inc.*	24,636	606,046
VMware, Inc. — Class A*	4,024	591,407
Xerox Corp.	24,618	590,832
Conduent, Inc.*	19,345	351,499
Super Micro Computer, Inc.*	11,954	282,712
Qorvo, Inc.*	3,398	272,417
QUALCOMM, Inc.	4,700	263,764
Maxwell Technologies, Inc.*	45,380	235,976
Oracle Corp.	4,202	185,140
Total Technology		6,150,425

Basic Materials - 4.5%
Nucor Corp.	20,291	1,268,188
Reliance Steel & Aluminum Co.	13,408	1,173,736
Steel Dynamics, Inc.	14,339	658,877
DowDuPont, Inc.	9,817	647,137
Cabot Corp.	10,312	636,972
Freeport-McMoRan, Inc.	20,221	349,015
Alcoa Corp.*	4,648	217,898
Ashland Global Holdings, Inc.	2,724	212,962
Tahoe Resources, Inc.*	40,146	197,518
Total Basic Materials		5,362,303

Communications - 4.3%
Cisco Systems, Inc.	43,196	1,858,724
Verizon Communications, Inc.	23,544	1,184,499
AT&T, Inc.	22,943	736,700
Ciena Corp.*	19,300	511,643
Finisar Corp.*	17,049	306,882
Acacia Communications, Inc.*	8,746	304,448
Viavi Solutions, Inc.*	29,156	298,557
Total Communications		5,201,453

Total Common Stocks
(Cost $94,102,953)		116,768,686

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2018
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value

MONEY MARKET FUND† - 2.6%
Dreyfus Treasury Prime Cash Management Fund — Institutional Class 1.68%[1]	3,072,202	$3,072,202
Total Money Market Fund
(Cost $3,072,202)		3,072,202

Total Investments - 100.2%
(Cost $97,175,155)		$119,840,888
Other Assets & Liabilities, net - (0.2)%		(253,046)
Total Net Assets - 100.0%		$119,587,842

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$116,768,686	$—	$—	$116,768,686
Money Market Fund	3,072,202	—	—	3,072,202
Total Assets	$119,840,888	$—	$—	$119,840,888

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

SERIES O (ALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

Assets:
Investments, at value (cost $97,175,155)	$119,840,888
Prepaid expenses	1,798
Receivables:
Securities sold	937,687
Dividends	114,286
Interest	1,711
Total assets	120,896,370

Liabilities:
Payable for:
Securities purchased	1,026,590
Fund shares redeemed	149,771
Management fees	44,573
Distribution and service fees	25,542
Fund accounting/administration fees	8,174
Transfer agent/maintenance fees	2,355
Trustees’ fees*	493
Miscellaneous	51,030
Total liabilities	1,308,528
Commitments and contingent liabilities (Note 13)	—
Net assets	$119,587,842

Net assets consist of:
Paid in capital	$78,140,805
Undistributed net investment income	2,031,546
Accumulated net realized gain on investments	16,749,758
Net unrealized appreciation on investments	22,665,733
Net assets	$119,587,842
Capital shares outstanding	3,299,112
Net asset value per share	$36.25

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2018

Investment Income:
Dividends	$1,256,844
Interest	11,351
Total investment income	1,268,195

Expenses:
Management fees	444,118
Distribution and service fees	158,613
Transfer agent/maintenance fees	12,553
Fund accounting/administration fees	50,757
Printing expenses	35,426
Trustees’ fees*	4,464
Custodian fees	4,338
Line of credit fees	2,590
Miscellaneous	21,542
Total expenses	734,401
Less:
Expenses waived by Adviser	(177,759)
Net expenses	556,642
Net investment income	711,553

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,567,048
Net realized gain	7,567,048
Net change in unrealized appreciation (depreciation) on:
Investments	(7,200,101)
Net change in unrealized appreciation (depreciation)	(7,200,101)
Net realized and unrealized gain	366,947
Net increase in net assets resulting from operations	$1,078,500

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES O (ALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$711,553	$881,214
Net realized gain on investments	7,567,048	11,334,170
Net change in unrealized appreciation (depreciation) on investments	(7,200,101)	5,628,145
Net increase in net assets resulting from operations	1,078,500	17,843,529

Distributions to shareholders from:
Net investment income	—	(1,377,356)
Net realized gains	—	(8,869,647)
Total distributions to shareholders	—	(10,247,003)

Capital share transactions:
Proceeds from sale of shares	1,731,339	9,056,833
Distributions reinvested	—	10,247,003
Cost of shares redeemed	(15,992,870)	(22,496,351)
Net decrease from capital share transactions	(14,261,531)	(3,192,515)
Net increase (decrease) in net assets	(13,183,031)	4,404,011

Net assets:
Beginning of period	132,770,873	128,366,862
End of period	$119,587,842	$132,770,873
Undistributed net investment income at end of period	$2,031,546	$1,319,993

Capital share activity:
Shares sold	47,742	261,539
Shares issued from reinvestment of distributions	—	312,504
Shares redeemed	(439,757)	(653,261)
Net decrease in shares	(392,015)	(79,218)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

SERIES O (ALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2018[a]	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Per Share Data
Net asset value, beginning of period	$35.97	$34.05	$29.30	$35.35	$32.85	$24.66
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.24	.45	.43	.31	.24
Net gain (loss) on investments (realized and unrealized)	.08	4.51	6.01	(1.80)	2.19	7.95
Total from investment operations	.28	4.75	6.46	(1.37)	2.50	8.19
Less distributions from:
Net investment income	—	(.38)	(.48)	(.33)	(—)[c]	—
Net realized gains	—	(2.45)	(1.23)	(4.35)	—	—
Total distributions	—	(2.83)	(1.71)	(4.68)	(—)[c]	—
Net asset value, end of period	$36.25	$35.97	$34.05	$29.30	$35.35	$32.85

Total Return[d]	0.78%	14.77%	22.71%	(4.70%)	7.61%	33.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$119,588	$132,771	$128,367	$120,113	$147,317	$153,702
Ratios to average net assets:
Net investment income (loss)	1.12%	0.69%	1.48%	1.33%	0.92%	0.81%
Total expenses	1.16%	1.11%	0.90%	0.92%	0.89%	0.90%
Net expenses[e,f,g]	0.88%	0.89%	0.90%	0.92%	0.89%	0.90%
Portfolio turnover rate	16%	33%	47%	39%	49%	22%

[a]	Unaudited figures for the period ended June 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
0.88%	0.88%	N/A	N/A	N/A	N/A

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
N/A	0.00%*	N/A	N/A	N/A	N/A

*	Less than 0.01%.

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2018

SERIES P (HIGH YIELD SERIES)

OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 5, 1996

Ten Largest Holdings (% of Total Net Assets)
Vector Group Ltd., 6.13%	2.1%
LBC Tank Terminals Holding Netherlands BV, 6.88%	2.0%
MDC Partners, Inc., 6.50%	1.9%
FBM Finance, Inc., 8.25%	1.9%
Unit Corp., 6.63%	1.8%
Altice France S.A., 7.38%	1.7%
EIG Investors Corp., 10.88%	1.6%
Eldorado Gold Corp., 6.13%	1.6%
Grinding Media Inc. / MC Grinding Media Canada Inc., 7.38%	1.6%
Valeant Pharmaceuticals International, Inc., 7.00%	1.5%
Top Ten Total	17.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 75

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2018

Average Annual Returns*,†

Periods Ended June 30, 2018

	6 month‡	1 Year	5 Year	10 Year
Series P (High Yield Series)	(0.96%)	1.59%	4.96%	7.82%
Bloomberg Barclays U.S. Corporate High Yield Index	0.16%	2.62%	5.51%	8.19%

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
A	0.6%
B	38.1%
BB	42.1%
BBB	4.0%
CCC	8.3%
NR2	2.7%
Other Instruments	4.2%
Total Investments	100.0%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Corporate High Yield Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.
[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poors (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.
[2]	NR securities do not necessarily indicate low credit quality.

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018
SERIES P (HIGH YIELD SERIES)

	Shares	Value

COMMON STOCKS† - 0.9%

Energy - 0.4%
SandRidge Energy, Inc.*	14,596	$258,933
Approach Resources, Inc.*	6,367	15,535
Titan Energy LLC*	10,783	3,235
Comstock Resources, Inc.*	1	11
Total Energy		277,714

Utilities - 0.4%
TexGen Power LLC*,†††	7,929	273,550

Communications - 0.1%
Cengage Learning Acquisitions, Inc.*,††	2,107	19,972
Aimia, Inc.*	5	9
Total Communications		19,981

Technology - 0.0%
Aspect Software, Inc.*,†††,1,2	37	751
Total Technology		751

Financial - 0.0%
Jefferies Financial Group, Inc.	247	5,617
Adelphia Recovery Trust†††,1	5,270	—
Total Financial		5,617

Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*	24	222
MEDIQ, Inc.*,†††,1	92	—
Total Consumer, Non-cyclical		222

Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.	1	50
Chorus Aviation, Inc.	3	16
Total Consumer, Cyclical		66

Total Common Stocks
(Cost $2,261,493)		577,901

PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
U.S. Shipping Corp. *,1	24,529	3
Total Preferred Stocks
(Cost $625,000)		3

WARRANTS††† - 0.0%
Aspect Software Inc.[1,2]	1,294	203
Total Warrants
(Cost $—)		203

EXCHANGE-TRADED FUNDS† - 2.0%
SPDR Bloomberg Barclays High Yield Bond ETF	26,350	934,898
iShares iBoxx $ High Yield Corporate Bond ETF	4,500	382,860
Total Exchange-Traded Funds
(Cost $1,372,954)		1,317,758

MONEY MARKET FUND† - 1.6%
Dreyfus Treasury Prime Cash Management Institutional — Shares 1.68%[3]	1,068,009	1,068,009
Total Money Market Fund
(Cost $1,068,009)		1,068,009

	Face Amount~

CORPORATE BONDS†† - 85.7%
Financial - 18.1%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[4]	655,000	658,098
7.50% due 04/15/21[4]	400,000	406,000
6.88% due 04/15/22[4]	400,000	399,000
7.25% due 08/15/24[4]	400,000	392,000
FBM Finance, Inc.
8.25% due 08/15/21[4,5]	1,200,000	1,249,500
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	750,000	731,250
Kennedy-Wilson, Inc.
5.88% due 04/01/24	730,000	708,100
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	700,000	700,875
Citigroup, Inc.
6.30% [6,7]	650,000	659,692
Quicken Loans, Inc.
5.25% due 01/15/28[4]	650,000	599,495
Lincoln Finance Ltd.
7.38% due 04/15/21[4]	550,000	567,806
Hunt Companies, Inc.
6.25% due 02/15/26[4]	575,000	536,188
GEO Group, Inc.
6.00% due 04/15/26[5]	250,000	242,500
5.88% due 10/15/24	200,000	197,000
Wilton Re Finance LLC
5.88% due 03/30/33[4,7]	400,000	420,234
Greystar Real Estate Partners LLC
5.75% due 12/01/25[4]	375,000	363,750
CoreCivic, Inc.
4.75% due 10/15/27	400,000	363,000
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88% due 06/01/20[4]	350,000	354,375
AmWINS Group, Inc.
7.75% due 07/01/26[4]	350,000	350,000
American Equity Investment Life Holding Co.
5.00% due 06/15/27	350,000	341,585
EPR Properties
5.75% due 08/15/22	300,000	314,560
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[4]	300,000	304,500

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES P (HIGH YIELD SERIES)

		Face Amount~	Value

NFP Corp.
6.88% due 07/15/25[4]		300,000	$294,000
HUB International Ltd.
7.00% due 05/01/26[4]		275,000	271,562
Goldman Sachs Group, Inc.
5.30% [6,7]		250,000	244,375
USIS Merger Sub, Inc.
6.88% due 05/01/25[4]		225,000	223,875
Assurant, Inc.
7.00% due 03/27/48[7]		200,000	201,885
CIT Group, Inc.
6.13% due 03/09/28		50,000	51,375
Total Financial			12,146,580

Communications - 18.1%
Altice France S.A.
7.38% due 05/01/26[4,5]		1,175,000	1,148,798
6.00% due 05/15/22[4]		200,000	200,710
MDC Partners, Inc.
6.50% due 05/01/24[4]		1,475,000	1,279,563
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/27		800,000	748,500
5.00% due 02/01/28		425,000	388,875
EIG Investors Corp.
10.88% due 02/01/24		1,000,000	1,101,500
Cengage Learning, Inc.
9.50% due 06/15/24[4]		1,175,000	989,938
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[4]		1,050,000	971,250
DISH DBS Corp.
5.88% due 11/15/24[5]		1,000,000	846,250
7.75% due 07/01/26		125,000	109,531
CSC Holdings LLC
5.25% due 06/01/24		650,000	614,250
5.50% due 04/15/27[4]		150,000	143,250
Level 3 Financing, Inc.
5.25% due 03/15/26		250,000	237,775
5.38% due 01/15/24		200,000	195,900
5.38% due 08/15/22		150,000	150,000
5.38% due 05/01/25		100,000	96,250
Virgin Media Secured Finance plc
5.00% due 04/15/27		450,000	579,130
UPCB Finance VII Ltd.	GBP
3.63% due 06/15/29	EUR	450,000	507,214
Telenet Finance Lux Note
3.50% due 03/01/28	EUR	400,000	441,560
Inmarsat Finance plc
4.88% due 05/15/22[4]		425,000	417,562
Zayo Group LLC / Zayo Capital, Inc.
5.75% due 01/15/27[4]		350,000	343,875
Charter Communications Operating LLC
4.20% due 03/15/28		225,000	210,640
Ziggo Bond Finance BV
5.88% due 01/15/25[4]		200,000	186,878
Ziggo BV
5.50% due 01/15/27[4]		200,000	186,820
Total Communications			12,096,019

Energy - 13.0%
Unit Corp.
6.63% due 05/15/21		1,225,000	1,221,937
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.25% due 12/15/21[4]		980,000	960,400
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21		605,000	480,975
8.00% due 12/01/20		410,000	348,500
Indigo Natural Resources LLC
6.88% due 02/15/26[4]		850,000	820,250
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25		675,000	712,125
Moss Creek Resources Holdings, Inc.
7.50% due 01/15/26[4]		650,000	637,000
PDC Energy, Inc.
5.75% due 05/15/26[4]		450,000	445,500
6.13% due 09/15/24		50,000	51,000
Comstock Resources, Inc.
10.00% due 03/15/20		400,000	418,000
Covey Park Energy LLC / Covey Park Finance Corp.
7.50% due 05/15/25[4]		350,000	357,000
Parkland Fuel Corp.
6.00% due 04/01/26[4]		350,000	344,750
Pattern Energy Group, Inc.
5.88% due 02/01/24[4]		325,000	325,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25		275,000	261,250
Callon Petroleum Co.
6.13% due 10/01/24		250,000	253,125
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25		200,000	208,000
CNX Resources Corp.
5.88% due 04/15/22		200,000	201,038
SRC Energy, Inc.
6.25% due 12/01/25[4]		200,000	199,750
Jagged Peak Energy LLC
5.88% due 05/01/26[4]		150,000	147,000
NuStar Logistics, LP
5.63% due 04/28/27		150,000	145,125
Trinidad Drilling Ltd.
6.63% due 02/15/25[4]		150,000	144,375
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[8,9]		173,733	24,323
Total Energy			8,706,423

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES P (HIGH YIELD SERIES)

		Face Amount~	Value

Consumer, Non-cyclical - 12.3%
Vector Group Ltd.
6.13% due 02/01/25[4,5]		1,450,000	$1,401,063
Valeant Pharmaceuticals International, Inc.
7.00% due 03/15/24[4]		950,000	996,027
5.50% due 11/01/25[4]		200,000	197,100
6.50% due 03/15/22[4,5]		150,000	155,250
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22		900,000	920,250
Midas Intermediate Holdco II LLC
7.88% due 10/01/22[4]		775,000	747,875
FAGE International S.A./ FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[4]		660,000	607,200
Albertsons Companies, Inc.
6.09% (3 Month USD LIBOR + 3.75%) due 01/15/24[4,10]		500,000	501,250
Post Holdings, Inc.
5.63% due 01/15/28[4]		500,000	468,750
Avantor, Inc.
6.00% due 10/01/24[4]		200,000	197,840
4.75% due 10/01/24	EUR	100,000	117,066
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
5.88% due 10/15/24[4]		300,000	292,500
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[9]		300,000	291,750
Graham Holdings Co.
5.75% due 06/01/26[4]		250,000	252,500
Beverages & More, Inc.
11.50% due 06/15/22[4]		250,000	215,000
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[4]		225,000	212,625
Acadia Healthcare Company, Inc.
6.50% due 03/01/24		200,000	205,000
Carriage Services, Inc.
6.63% due 06/01/26[4]		200,000	202,750
Endo Finance LLC / Endo Finco, Inc.
5.38% due 01/15/23[4]		125,000	100,000
7.25% due 01/15/22[4,5]		75,000	69,000
Albertsons Companies LLC / Safeway Incorporated / New Albertsons Limited Partnership / Albertson’s LLC
5.75% due 03/15/25		100,000	88,500
Total Consumer, Non-cyclical			8,239,296

Consumer, Cyclical - 10.2%
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[4]		650,000	653,250
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[4]		550,000	540,375
AMC Entertainment Holdings, Inc.
6.13% due 05/15/27[5]		375,000	363,750
5.88% due 11/15/26[5]		150,000	144,375
Carrols Restaurant Group, Inc.
8.00% due 05/01/22		450,000	468,000
Nathan’s Famous, Inc.
6.63% due 11/01/25[4]		450,000	454,500
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22		500,000	452,500
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[5]		450,000	391,500
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
5.50% due 06/01/24		350,000	339,500
VOC Escrow Ltd.
5.00% due 02/15/28[4]		350,000	330,649
Delphi Technologies plc
5.00% due 10/01/25[4]		340,000	324,275
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27		300,000	280,500
Pinnacle Bidco plc
6.38% due 02/15/25	GBP	200,000	265,437
Titan International, Inc.
6.50% due 11/30/23[4]		250,000	249,375
Hilton Domestic Operating Company, Inc.
5.13% due 05/01/26[4]		250,000	245,625
JB Poindexter & Company, Inc.
7.13% due 04/15/26[4]		225,000	230,625
Williams Scotsman International, Inc.
7.88% due 12/15/22[4]		210,000	217,350
MGM Resorts International
5.75% due 06/15/25		200,000	199,690
Lennar Corp.
5.00% due 06/15/27		170,000	162,775
L Brands, Inc.
7.60% due 07/15/37		175,000	159,250
Wyndham Hotels & Resorts, Inc.
5.38% due 04/15/26[4]		125,000	124,062
Wabash National Corp.
5.50% due 10/01/25[4]		115,000	110,400
Allison Transmission, Inc.
4.75% due 10/01/27[4]		100,000	93,250
American Tire Distributors, Inc.
10.25% due 03/01/22[4]		350,000	77,000
Total Consumer, Cyclical			6,878,013

Industrial - 5.8%
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[4]		1,050,000	1,094,625
Standard Industries, Inc.
4.75% due 01/15/28[4]		650,000	596,375
Cleaver-Brooks, Inc.
7.88% due 03/01/23[4]		400,000	412,000
Tutor Perini Corp.
6.88% due 05/01/25[4]		299,000	299,374

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES P (HIGH YIELD SERIES)

		Face Amount~	Value

LKQ European Holdings BV
4.13% due 04/01/28	EUR	250,000	$287,929
BWX Technologies, Inc.
5.38% due 07/15/26[4]		250,000	253,125
Jeld-Wen, Inc.
4.88% due 12/15/27[4]		250,000	232,500
Novelis Corp.
5.88% due 09/30/26[4,5]		220,000	210,650
Itron, Inc.
5.00% due 01/15/26[4]		150,000	142,455
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[4]		125,000	130,000
New Enterprise Stone & Lime Company, Inc.
6.25% due 03/15/26[4,5]		75,000	75,750
Wrangler Buyer Corp.
6.00% due 10/01/25[4]		80,000	75,600
Kratos Defense & Security Solutions, Inc.
6.50% due 11/30/25[4]		50,000	51,875
Total Industrial			3,862,258

Utilities - 3.7%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4,5]		1,325,000	1,338,250
Terraform Global Operating LLC
6.13% due 03/01/26[4]		625,000	617,187
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27		350,000	332,500
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[4]		200,000	201,500
Total Utilities			2,489,437

Basic Materials - 3.6%
Eldorado Gold Corp.
6.13% due 12/15/20[4,5]		1,140,000	1,100,100
Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[4]		400,000	411,040
Clearwater Paper Corp.
5.38% due 02/01/25[4]		225,000	203,906
4.50% due 02/01/23		150,000	140,250
Yamana Gold, Inc.
4.95% due 07/15/24		300,000	299,673
Alcoa Nederland Holding BV
6.13% due 05/15/28[4]		150,000	150,937
Mirabela Nickel Ltd.
9.50% due 06/24/19[8]		390,085	85,819
Total Basic Materials			2,391,725

Technology - 0.9%
Infor US, Inc.
5.75% due 08/15/20[4]		350,000	354,375
CDK Global, Inc.
5.88% due 06/15/26		150,000	152,850
Ascend Learning LLC
6.88% due 08/01/25[4]		100,000	100,875
Total Technology			608,100
Total Corporate Bonds
(Cost $59,520,518)			57,417,851

SENIOR FLOATING RATE INTERESTS††,10 - 17.5%
Industrial - 5.5%
Pregis Holding I Corp.
5.83% (3 Month USD LIBOR + 3.50%) due 05/20/21		738,052	733,904
CPG International LLC
6.25% (6 Month USD LIBOR + 3.75%) due 05/05/24		485,890	485,079
Springs Window Fashions
6.32% (3 Month USD LIBOR + 4.25%) due 06/15/25		275,000	276,031
10.57% (3 Month USD LIBOR + 8.50%) due 06/15/26		150,000	144,000
Zodiac Pool Solutions LLC
8.00% (Commercial Prime Lending Rate + 3.00%) due 12/20/23		375,922	375,453
Hardware Holdings LLC
8.59% (1 Month USD LIBOR + 6.50%) due 03/30/20†††,1		275,625	259,777
Resource Label Group LLC
10.80% (3 Month USD LIBOR + 8.50%) due 11/26/23		250,000	247,500
Advanced Integration Technology LP
7.22% (3 Month USD LIBOR + 4.75%) due 04/03/23		223,508	222,949
Diversitech Holdings, Inc.
9.84% (3 Month USD LIBOR + 7.50%) due 06/02/25		200,000	201,500
Arctic Long Carriers
6.59% (1 Month USD LIBOR + 4.50%) due 05/18/23		198,000	198,248
TransDigm Group, Inc.
4.59% (1 Month USD LIBOR + 2.50%) due 05/31/25		199,500	197,786
ILPEA Parent, Inc.
6.85% (1 Month USD LIBOR + 4.75%) due 03/02/23		170,217	170,430
Argo Merchants
6.08% (3 Month USD LIBOR + 3.75%) due 12/06/24		149,271	149,457
Total Industrial			3,662,114

Consumer, Non-cyclical - 3.5%
IHC Holding Corp.
8.84% (1 Month USD LIBOR + 6.75%) due 04/30/21†††,1		520,654	516,961
Reddy Ice Holdings, Inc.
11.83% (3 Month USD LIBOR + 9.50%) due 11/01/19		530,000	502,837

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value

Immucor, Inc.
7.09% (1 Month USD LIBOR + 5.00%) due 06/15/21	346,500	$350,111
Endo Luxembourg Finance Co.
6.38% (1 Month USD LIBOR + 4.25%) due 04/29/24	346,500	345,634
CTI Foods Holding Co. LLC
9.35% (1 Month USD LIBOR + 7.25%) due 06/28/21	300,000	223,125
Avantor, Inc.
6.09% (1 Month USD LIBOR + 4.00%) due 11/21/24	149,250	149,872
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
6.81% (3 Month USD LIBOR + 4.50%) due 04/03/25	149,625	149,625
Give and Go Prepared Foods Corp.
6.58% (3 Month USD LIBOR + 4.25%) due 07/29/23	129,025	120,961
Total Consumer, Non-cyclical		2,359,126

Consumer, Cyclical - 3.0%
BBB Industries, LLC
6.39% (1 Month USD LIBOR + 4.00% and Commercial Prime Lending Rate + 3.00%) due 11/04/19†††,1	465,000	447,491
6.59% (1 Month USD LIBOR + 4.50%) due 11/03/21	283,343	283,343
4.50% (3 Month USD LIBOR + 4.50%) due 06/26/25	150,000	148,875
Acosta, Inc.
5.56% (1 Month USD LIBOR + 3.25%) due 09/26/19	377,778	283,805
5.48% (3 Month USD LIBOR + 3.25%) due 09/26/19	111,111	83,472
Blue Nile, Inc.
8.59% (1 Month USD LIBOR + 6.50%) due 02/17/23	213,750	214,819
Amaya Holdings B.V.
3.50% (3 Month USD LIBOR + 3.50%) due 07/29/25	200,000	199,500
Truck Hero, Inc.
5.84% (1 Month USD LIBOR + 3.75%) due 04/22/24	150,000	149,749
Belk, Inc.
7.09% (3 Month USD LIBOR + 4.75%) due 12/12/22	145,847	112,484
Sears Roebuck Acceptance Corp.
6.51% (1 Month USD LIBOR + 3.50%) due 01/18/19	49,512	49,224
Mavis Tire Express Services Corp.
5.33% (1 Month USD LIBOR + 3.25%) due 03/20/25	48,001	47,521
Total Consumer, Cyclical		2,020,283

Communications - 2.2%
Cengage Learning Acquisitions, Inc.
6.34% (1 Month USD LIBOR + 4.25%) due 06/07/23	489,347	448,364
Unitymedia Finance LLC
4.07% (1 Month USD LIBOR + 2.00%) due 06/01/23	250,000	248,072
Mcgraw-Hill Global Education Holdings LLC
6.09% (1 Month USD LIBOR + 4.00%) due 05/04/22	247,455	241,682
GTT Communications, Inc.
4.88% (3 Month USD LIBOR + 2.75%) due 05/31/25	200,000	196,850
Imagine Print Solutions LLC
6.85% (1 Month USD LIBOR + 4.75%) due 06/21/22	197,500	181,700
Flight Bidco, Inc.
3.50% (3 Month USD LIBOR + 3.50%) due 06/07/25	150,000	149,438
Total Communications		1,466,106

Technology - 1.7%
Misys Ltd.
5.81% (3 Month USD LIBOR + 3.50%) due 06/13/24	545,875	535,716
Planview, Inc.
7.34% (1 Month USD LIBOR + 5.25%) due 01/27/23†††,1	345,625	342,545
Greenway Health LLC
6.08% (3 Month USD LIBOR + 3.75%) due 02/16/24	149,622	149,343
OEConnection LLC
6.10% (3 Month USD LIBOR + 4.00%) due 11/22/24	107,814	107,544
Aspect Software, Inc.
12.59% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]	14,467	13,418
Total Technology		1,148,566

Financial - 0.8%
York Risk Services
5.84% (1 Month USD LIBOR + 3.75%) due 10/01/21	366,667	355,010
iStar, Inc.
2.75% (3 Month USD LIBOR + 2.75%) due 06/19/23	150,000	149,438
Total Financial		504,448

Utilities - 0.5%
Invenergy Thermal Operating I, LLC
7.83% (3 Month USD LIBOR + 5.50%) due 10/19/22	364,149	360,507

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value

Energy - 0.3%
Permian Production Partners
8.09% (1 Month USD LIBOR + 6.00%) due 05/20/24	200,000	$197,000
Total Senior Floating Rate Interests
(Cost $11,940,254)		11,718,150

SENIOR FIXED RATE INTERESTS†† - 0.4%
Energy - 0.1%
YAK MAT (YAK ACCESS LLC)
10.00% due 06/13/26	100,000	93,000
Total Senior Fixed Rate Interests
(Cost $93,000)		93,000

Total Investments - 107.8%
(Cost $76,881,228)		$72,192,875
Other Assets & Liabilities, net - (7.8)%		(5,193,411)
Total Net Assets - 100.0%		$66,999,464

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2018	Net Unrealized Appreciation
JPMorgan Chase & Co.	656,000	GBP	07/16/18	$881,173	$866,354	$14,819
Goldman Sachs	1,199,000	EUR	07/16/18	1,415,348	1,401,554	13,794
JPMorgan Chase & Co.	615,000	CAD	07/16/18	474,719	467,986	6,733
						$35,346

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $1,567,731, (cost $3,392,256) or 2.3% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7 day yield as of June 30, 2018.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $37,828,642 (cost $39,022,170), or 56.5% of total net assets.
[5]	All or a portion of these securities have been physically segregated or earmarked in connection with reverse repurchase agreements and/or unfunded loan commitments. As of June 30, 2018, the total market value of segregated or earmarked securities was $8,372,985.
[6]	Perpetual maturity.
[7]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[8]	Security is in default of interest and/or principal obligations.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $316,073 (cost $414,097), or 0.5% of total net assets — See Note 9.
[10]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

USD — United States Dollar

See Sector Classification in Other Information section.

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES P (HIGH YIELD SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$283,628	$19,972	$274,301	$577,901
Preferred Stocks	—	—	3	3
Warrants	—	—	203	203
Exchange-Traded Funds	1,317,758	—	—	1,317,758
Money Market Fund	1,068,009	—	—	1,068,009
Corporate Bonds	—	57,417,851	—	57,417,851
Senior Floating Rate Interests	—	10,151,376	1,566,774	11,718,150
Senior Fixed Rate Interests	—	93,000	—	93,000
Forward Foreign Currency Exchange Contracts*	—	35,346	—	35,346
Total Assets	$2,669,395	$67,717,545	$1,841,281	$72,228,221

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 8)	$—	$127,210	$64,890	$192,100

*	This derivative is reported as unrealized appreciation at period end.

The Fund may hold assets and /or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $7,398,926 are categorized as Level 2 within the disclosure hierarchy.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets
Common Stocks	$273,550	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—	—
Common Stocks	751	Enterprise Value	Valuation Multiple	8.9x	—
Senior Floating Rate Interests	859,506	Yield Analysis	Yield	7.6%-9.1%	8.5%
Senior Floating Rate Interests	447,491	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	259,777	Enterprise Value	Valuation Multiple	9.1x	—
Total Assets	$1,841,075

Liabilities
Unfunded Loan Commitments	$64,890	Model Price	Purchase Price	—	—

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2018
SERIES P (HIGH YIELD SERIES)

For the period ended June 30, 2018, the Fund had securities with a total value of $259,783 transfer out of Level 2 into Level 3 and securities (assets) with a total value of $367,277 and securities (liabilities) with a total value of $127,138 transfer out of Level 3 into Level 2 due to changes in the security valuation methods based on availability of vendor prices. There were no other securities that transferred between levels.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2018:

	Assets					Liabilities
	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,239,189	$—	$228,015	$—	$2,467,204	$(186,495)
Purchases/(Receipts)	696,286	—	257,490	—	953,776	(73,179)
(Sales, maturities and paydowns)/Fundings	(1,236,876)	—	—	—	(1,236,876)	128,656
Amortization of discount/premiums	32,639	—	—	—	32,639	—
Total realized gains or losses included in earnings	15,538	—	—	—	15,538	182,499
Total change in unrealized appreciation (depreciation) included in earnings	(72,505)	203	(211,204)	—	(283,506)	(243,509)
Transfers into Level 3	259,780	—	—	3	259,783	—
Transfers out of Level 3	(367,277)	—	—	—	(367,277)	127,138
Ending Balance	$1,566,774	$203	$274,301	$3	$1,841,281	$(64,890)
Net Change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2018	$29,616	$203	$(211,204)	$(25,753)	$(207,138)	$(18,419)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments ("GI"), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended June 30, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Value 06/30/18	Shares 06/30/18	Investment Income
Common Stocks
Aspect Software Parent, Inc.[1,2]	$228,015	$—	$—	$—	$(227,264)	$751	37	$—
Senior Floating Rate Interests
Aspect Software, Inc. 12.59% (1 Month USD LIBOR + 10.50%) due 05/25/20[3]	14,155	283	(328)	142	(834)	13,418	14,467	1,169
Warrants
Aspect Software, Inc.[2]	—	—	—	—	203	203	1,294	—
	$242,170	$283	$(328)	$142	$(227,895)	$14,372		$1,169

[1]	Non-income producing security.
[2]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of affiliated fair valued securities amounts to $954 (cost $922,558) or less than 0.1% of total net assets.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $75,944,203)	$72,178,503
Investments in affiliated issuers, at value (cost $937,025)	14,372
Foreign currency, at value (cost $9,471)	9,524
Cash	11,826
Unrealized appreciation on forward foreign currency exchange contracts	35,346
Prepaid expenses	2,585
Receivables:
Securities sold	3,064,233
Interest	1,016,320
Foreign tax reclaims	1,250
Fund shares sold	367
Total assets	76,334,326

Liabilities:
Unfunded loan commitments, at value (Note 8) (proceeds $301,882)	192,100
Reverse Repurchase Agreements	7,398,926
Payable for:
Securities purchased	1,642,009
Management fees	25,807
Distribution and service fees	14,088
Fund shares redeemed	10,579
Fund accounting/administration fees	4,508
Transfer agent/maintenance fees	2,319
Trustees’ fees*	242
Miscellaneous	44,284
Total liabilities	9,334,862
Commitments and contingent liabilities (Note 13)	—
Net assets	$66,999,464

Net assets consist of:
Paid in capital	$66,860,152
Undistributed net investment income	7,901,634
Accumulated net realized loss on investments	(3,218,139)
Net unrealized depreciation on investments	(4,544,183)
Net assets	$66,999,464
Capital shares outstanding	2,173,267
Net asset value per share	$30.83

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2018

Investment Income:
Dividends from securities of unaffiliated issuers	$28,448
Interest from securities of affiliated issuers	1,169
Interest from securities of unaffiliated issuers	2,591,892
Total investment income	2,621,509

Expenses:
Management fees	218,449
Distribution and service fees	91,020
Transfer agent/maintenance fees	12,593
Interest on reverse repurchase agreements	73,957
Fund accounting/administration fees	29,127
Custodian fees	15,161
Trustees’ fees*	5,195
Line of credit fees	2,567
Miscellaneous	46,802
Total expenses	494,871
Less:
Expenses waived by Adviser	(35,829)
Net expenses	459,042
Net investment income	2,162,467

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(931,008)
Investments in affiliated issuers	142
Foreign currency transactions	31,173
Forward foreign currency exchange contracts	5,885
Net realized loss	(893,808)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,913,211)
Investments in affiliated issuers	(227,895)
Foreign currency translations	(313)
Forward foreign currency exchange contracts	68,675
Net change in unrealized appreciation (depreciation)	(2,072,744)
Net realized and unrealized loss	(2,966,552)
Net decrease in net assets resulting from operations	$(804,085)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

SERIES P (HIGH YIELD SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,162,467	$5,134,441
Net realized gain (loss) on investments	(893,808)	1,378,907
Net change in unrealized appreciation (depreciation) on investments	(2,072,744)	(1,192,572)
Net increase (decrease) in net assets resulting from operations	(804,085)	5,320,776

Distributions to shareholders from:
Net investment income	—	(4,444,487)
Total distributions to shareholders	—	(4,444,487)

Capital share transactions:
Proceeds from sale of shares	15,057,846	48,625,417
Distributions reinvested	—	4,444,487
Cost of shares redeemed	(26,525,920)	(70,434,661)
Net decrease from capital share transactions	(11,468,074)	(17,364,757)
Net decrease in net assets	(12,272,159)	(16,488,468)

Net assets:
Beginning of period	79,271,623	95,760,091
End of period	$66,999,464	$79,271,623
Undistributed net investment income at end of period	$7,901,634	$5,739,167

Capital share activity:
Shares sold	484,494	1,555,665
Shares issued from reinvestment of distributions	—	145,769
Shares redeemed	(857,816)	(2,261,824)
Net decrease in shares	(373,322)	(560,390)

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

STATEMENT OF CASH FLOWS (Unaudited)
Period Ended June 30, 2018

Cash Flows from Operating Activities:
Net Decrease in net assets resulting from operations	$(804,085)

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to
Net Cash Provided by Operating and Investing Activities:
Net change in unrealized (appreciation) depreciation on investments	2,141,106
Net change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(68,675)
Net realized loss on investments	930,866
Net realized gain on forward foreign currency exchange contracts	(5,885)
Net accretion of bond discount and amortization of bond premium	(64,338)
Purchase of long-term investments	(22,873,324)
Paydowns received on mortgage and asset-backed securities	2,517,095
Proceeds from sale of long-term investments	30,935,855
Net purchases of short-term investments	835,355
Other payments	18,238
Decrease in interest receivable	21,011
Increase in securities sold receivable	(2,377,183)
Decrease in foreign tax reclaims receivable	52
Increase in prepaid expenses	4,119
Increase in securities purchased payable	979,238
Commitment fees received and repayments of unfunded commitments	73,179
Unfunded Loan commitment fundings	(128,656)
Increase in transfer agent/maintenance fees payable	207
Decrease in Fund accounting/administration fees payable	(951)
Decrease in distribution and service fees payable	(2,970)
Decrease in trustees' fees* payable	(31)
Decrease in management fees payable	(6,941)
Decrease in recoupment of previously waived expenses payable	(3)
Increase in miscellaneous payable	9,570
Net Cash Provided by Operating and Investing Activities	12,132,849

Cash Flows From Financing Activities:
Proceeds from sales of shares	15,077,175
Cost of shares redeemed	(26,562,908)
Proceeds from reverse repurchase agreements	44,488,257
Payments made on reverse repurchase agreements	(45,316,231)
Net Cash Used in Financing Activities	(12,313,707)
Net decrease in cash	(180,858)

Cash at Beginning of Period (including foreign currency)	202,208
Cash at End of Period (including foreign currency)	$21,350

Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest	$130,343

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

SERIES P (HIGH YIELD SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2018[a]	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Per Share Data
Net asset value, beginning of period	$31.13	$30.82	$28.63	$33.87	$33.02	$30.75
Income (loss) from investment operations:
Net investment income (loss)[b]	.91	1.81	1.91	2.17	2.23	2.20
Net gain (loss) on investments (realized and unrealized)	(1.21)	.09	2.93	(3.23)	(1.38)	.07
Total from investment operations	(.30)	1.90	4.84	(1.06)	.85	2.27
Less distributions from:
Net investment income	—	(1.59)	(2.65)	(3.49)	—	—
Net realized gains	—	—	—	(.69)	—	—
Total distributions	—	(1.59)	(2.65)	(4.18)	—	—
Net asset value, end of period	$30.83	$31.13	$30.82	$28.63	$33.87	$33.02

Total Return[c]	(0.96%)	6.23%	17.52%	(3.95%)	2.51%	7.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$66,999	$79,272	$95,760	$66,908	$79,192	$123,983
Ratios to average net assets:
Net investment income (loss)	5.94%	5.79%	6.46%	6.69%	6.50%	6.86%
Total expenses[d]	1.36%	1.40%	1.17%	1.19%	1.09%	1.07%
Net expenses[e,g]	1.26%[f]	1.33%[f]	1.13%[f]	1.15%[f]	1.08%[f]	1.07%
Portfolio turnover rate	30%	76%	84%	101%	90%	100%

[a]	Unaudited figures for the period ended June 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement and affiliated fee waivers. Excluding these expenses, the net expense ratios for the periods would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14
1.07%	1.07%	1.07%	1.07%	0.97%

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
N/A	0.02%	N/A	N/A	N/A	N/A

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2018

SERIES Q (SMALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2000

Ten Largest Holdings (% of Total Net Assets)
Portland General Electric Co.	1.7%
UniFirst Corp.	1.7%
Berkshire Hills Bancorp, Inc.	1.7%
Rowan Companies plc — Class A	1.6%
Wintrust Financial Corp.	1.6%
First Citizens BancShares, Inc. — Class A	1.5%
Spire, Inc.	1.5%
Umpqua Holdings Corp.	1.5%
Cathay General Bancorp	1.5%
Viavi Solutions, Inc.	1.5%
Top Ten Total	15.8%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2018

	6 month‡	1 Year	5 Year	10 Year
Series Q (Small Cap Value Series)	3.60%	7.64%	8.27%	8.70%
Russell 2000 Value Index	5.44%	13.10%	11.18%	9.88%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 89

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 97.3%

Financial - 38.5%
Berkshire Hills Bancorp, Inc.	36,336	$1,475,242
Wintrust Financial Corp.	16,226	1,412,473
First Citizens BancShares, Inc. — Class A	3,341	1,347,425
Umpqua Holdings Corp.	59,098	1,335,024
Cathay General Bancorp	32,715	1,324,630
Fulton Financial Corp.	75,492	1,245,618
BancorpSouth Bank	37,033	1,220,237
Federal Agricultural Mortgage Corp. — Class C	12,962	1,159,840
Argo Group International Holdings Ltd.	18,749	1,090,254
Trustmark Corp.	31,400	1,024,582
Hanmi Financial Corp.	35,569	1,008,381
Beneficial Bancorp, Inc.	60,591	981,574
Redwood Trust, Inc. REIT	58,416	962,112
TriCo Bancshares	25,632	959,918
Hersha Hospitality Trust REIT	44,246	949,077
Investors Bancorp, Inc.	71,084	909,164
Radian Group, Inc.	55,810	905,238
Tier REIT, Inc.	36,937	878,362
MBIA, Inc.*	84,775	766,366
RLJ Lodging Trust REIT	33,967	748,972
Valley National Bancorp	61,085	742,794
Flagstar Bancorp, Inc.*	21,032	720,556
Cousins Properties, Inc. REIT	69,436	672,835
iStar, Inc. REIT*	60,533	653,151
Invesco Mortgage Capital, Inc. REIT	40,987	651,693
Old National Bancorp	34,150	635,190
LaSalle Hotel Properties REIT	17,957	614,668
Hancock Whitney Corp.	13,170	614,381
Genworth Financial, Inc. — Class A*	130,931	589,190
Sunstone Hotel Investors, Inc. REIT	35,434	588,913
MB Financial, Inc.	12,038	562,175
Cohen & Steers, Inc.	11,554	481,917
Summit Hotel Properties, Inc. REIT	33,367	477,482
Cowen, Inc. — Class A*	34,461	477,285
Equity Commonwealth REIT*	14,912	469,728
Lexington Realty Trust REIT	53,590	467,841
Physicians Realty Trust REIT	26,383	420,545
1st Source Corp.	7,566	404,251
IBERIABANK Corp.	5,106	387,035
Washington Federal, Inc.	11,777	385,108
Stifel Financial Corp.	7,323	382,627
Hilltop Holdings, Inc.	16,467	363,427
Customers Bancorp, Inc.*	11,808	335,111
ARMOUR Residential REIT, Inc.	10,698	244,021
Total Financial		34,046,413

Industrial - 13.2%
GATX Corp.	13,329	989,412
Louisiana-Pacific Corp.	35,517	966,773
Plexus Corp.*	16,048	955,498
Trinseo S.A.	12,217	866,796
TriMas Corp.*	28,534	838,900
KEMET Corp.*	28,322	683,976
Marten Transport Ltd.	27,509	645,086
Matson, Inc.	16,525	634,230
ITT, Inc.	11,612	606,959
GasLog Ltd.	31,633	604,190
Crane Co.	7,418	594,404
Methode Electronics, Inc.	14,324	577,257
Worthington Industries, Inc.	13,316	558,872
Greenbrier Companies, Inc.	9,871	520,695
Sanmina Corp.*	16,812	492,592
Esterline Technologies Corp.*	6,081	448,778
Argan, Inc.	9,780	400,491
Scorpio Tankers, Inc.	111,905	314,453
Total Industrial		11,699,362

Consumer, Cyclical - 13.1%
UniFirst Corp.	8,412	1,488,083
International Speedway Corp. — Class A	27,705	1,238,413
Hawaiian Holdings, Inc.	31,086	1,117,542
Wabash National Corp.	51,568	962,259
MDC Holdings, Inc.	31,019	954,455
Meritage Homes Corp.*	20,089	882,912
Tenneco, Inc.	17,087	751,144
Cooper Tire & Rubber Co.	26,380	693,794
Century Communities, Inc.*	18,859	595,001
Asbury Automotive Group, Inc.*	8,581	588,228
Unifi, Inc.*	16,681	528,788
La-Z-Boy, Inc.	14,519	444,281
Deckers Outdoor Corp.*	3,772	425,821
Cheesecake Factory, Inc.	6,513	358,606
Caleres, Inc.	10,015	344,416
DSW, Inc. — Class A	9,821	253,578
Total Consumer, Cyclical		11,627,321

Consumer, Non-cyclical - 10.8%
Encompass Health Corp.	14,281	967,109
AMN Healthcare Services, Inc.*	12,646	741,055
Fresh Del Monte Produce, Inc.	16,491	734,674
FTI Consulting, Inc.*	12,137	734,046
Dean Foods Co.	68,927	724,423
Emergent BioSolutions, Inc.*	13,790	696,257
Lannett Company, Inc.*	46,372	630,659
Navigant Consulting, Inc.*	28,245	625,344
Premier, Inc. — Class A*	17,104	622,244
Carriage Services, Inc. — Class A	21,174	519,822
Innoviva, Inc.*	37,424	516,451
AMAG Pharmaceuticals, Inc.*	25,754	502,203
Boston Beer Company, Inc. — Class A*	1,593	477,422
Cambrex Corp.*	8,909	465,941
Universal Corp.	6,815	450,131
Community Health Systems, Inc.*	59,825	198,619
Total Consumer, Non-cyclical		9,606,400

Utilities - 8.2%
Portland General Electric Co.	35,024	1,497,626
Spire, Inc.	18,968	1,340,089
PNM Resources, Inc.	31,014	1,206,445
Black Hills Corp.	17,554	1,074,480

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value

ONE Gas, Inc.	10,567	$789,778
ALLETE, Inc.	6,868	531,652
Ormat Technologies, Inc.	8,423	448,020
Southwest Gas Holdings, Inc.	4,971	379,138
Total Utilities		7,267,228

Energy - 5.1%
Rowan Companies plc — Class A*	87,273	1,415,568
Oasis Petroleum, Inc.*	93,398	1,211,372
MRC Global, Inc.*	25,687	556,637
Laredo Petroleum, Inc.*	54,921	528,340
Oceaneering International, Inc.	19,049	484,988
Gulfport Energy Corp.*	24,215	304,383
Total Energy		4,501,288

Communications - 4.5%
Viavi Solutions, Inc.*	126,007	1,290,312
Ciena Corp.*	31,207	827,297
Scholastic Corp.	12,148	538,278
NeoPhotonics Corp.*	83,001	517,096
InterDigital, Inc.	5,712	462,101
Finisar Corp.*	17,215	309,870
Total Communications		3,944,954

Technology - 2.7%
Cray, Inc.*	25,686	631,876
ManTech International Corp. — Class A	10,148	544,339
Photronics, Inc.*	64,554	514,818
MicroStrategy, Inc. — Class A*	3,836	490,049
InnerWorkings, Inc.*	26,879	233,578
Total Technology		2,414,660

Basic Materials - 1.2%
Kaiser Aluminum Corp.	10,158	1,057,549

Total Common Stocks
(Cost $75,066,026)		86,165,175

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,2	116,667	34
Total Convertible Preferred Stocks
(Cost $111,409)		34

MONEY MARKET FUND† - 2.7%
Dreyfus Treasury Prime Cash Management Fund — Institutional Class 1.68%[3]	2,401,129	2,401,129
Total Money Market Fund
(Cost $2,401,129)		2,401,129

Total Investments - 100.0%
(Cost $77,578,564)		$88,566,338
Other Assets & Liabilities, net - 0.0%		(29,388)
Total Net Assets - 100.0%		$88,536,950

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $34, (cost $111,409) or less than 0.01% of total net assets.
[2]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2018
SERIES Q (SMALL CAP VALUE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$86,165,175	$—	$—	$86,165,175
Convertible Preferred Stocks	—	—	34	34
Money Market Fund	2,401,129	—	—	2,401,129
Total Assets	$88,566,304	$—	$34	$88,566,338

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

Assets:
Investments, at value (cost $77,578,564)	$88,566,338
Cash	5,963
Prepaid expenses	1,497
Receivables:
Dividends	124,081
Fund shares sold	4,502
Interest	3,650
Total assets	88,706,031

Liabilities:
Payable for:
Fund shares redeemed	64,454
Management fees	50,203
Distribution and service fees	19,371
Direct shareholders expense	11,525
Fund accounting/administration fees	6,199
Transfer agent/maintenance fees	2,163
Trustees’ fees*	186
Miscellaneous	14,980
Total liabilities	169,081
Commitments and contingent liabilities (Note 13)	—
Net assets	$88,536,950

Net assets consist of:
Paid in capital	$63,895,358
Undistributed net investment income	559,886
Accumulated net realized gain on investments	13,093,932
Net unrealized appreciation on investments	10,987,774
Net assets	$88,536,950
Capital shares outstanding	1,862,537
Net asset value per share	$47.54

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2018

Investment Income:
Dividends	$781,403
Interest	13,423
Total investment income	794,826

Expenses:
Management fees	356,605
Distribution and service fees:	118,868
Transfer agent/maintenance fees	12,579
Fund accounting/administration fees	38,038
Trustees’ fees*	6,433
Custodian fees	2,384
Line of credit fees	2,098
Miscellaneous	43,026
Total expenses	580,031
Less:
Expenses waived by Adviser	(39,669)
Net expenses	540,362
Net investment income	254,464

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,736,198
Net realized gain	4,736,198
Net change in unrealized appreciation (depreciation) on:
Investments	(1,550,679)
Net change in unrealized appreciation (depreciation)	(1,550,679)
Net realized and unrealized gain	3,185,519
Net increase in net assets resulting from operations	$3,439,983

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$254,464	$108,409
Net realized gain on investments	4,736,198	9,859,160
Net change in unrealized appreciation (depreciation) on investments	(1,550,679)	(6,613,838)
Net increase in net assets resulting from operations	3,439,983	3,353,731

Distributions to shareholders from:
Net investment income	—	(370,808)
Net realized gains	—	(3,397,089)
Total distributions to shareholders	—	(3,767,897)

Capital share transactions:
Proceeds from sale of shares	3,554,850	12,755,388
Distributions reinvested	—	3,767,897
Cost of shares redeemed	(17,183,935)	(23,686,702)
Net decrease from capital share transactions	(13,629,085)	(7,163,417)
Net decrease in net assets	(10,189,102)	(7,577,583)

Net assets:
Beginning of period	98,726,052	106,303,635
End of period	$88,536,950	$98,726,052
Undistributed net investment income at end of period	$559,886	$305,422

Capital share activity:
Shares sold	75,503	277,428
Shares issued from reinvestment of distributions	—	85,035
Shares redeemed	(364,101)	(521,418)
Net decrease in shares	(288,598)	(158,955)

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Q (SMALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2018[a]	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Per Share Data
Net asset value, beginning of period	$45.89	$46.02	$39.71	$51.73	$52.46	$38.35
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.05	.21	.12	.08	.01
Net gain (loss) on investments (realized and unrealized)	1.53	1.58	9.76	(2.87)	(.80)	14.10
Total from investment operations	1.65	1.63	9.97	(2.75)	(.72)	14.11
Less distributions from:
Net investment income	—	(.17)	(.05)	—	(.01)	—
Net realized gains	—	(1.59)	(3.61)	(9.27)	—	—
Total distributions	—	(1.76)	(3.66)	(9.27)	(.01)	—
Net asset value, end of period	$47.54	$45.89	$46.02	$39.71	$51.73	$52.46

Total Return[c]	3.60%	3.70%	26.60%	(6.62%)	(1.38%)	36.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$88,537	$98,726	$106,304	$89,757	$115,933	$139,943
Ratios to average net assets:
Net investment income (loss)	0.54%	0.11%	0.52%	0.26%	0.15%	0.02%
Total expenses[d]	1.22%	1.23%	1.16%	1.19%	1.16%	1.16%
Net expenses[e,f,g]	1.14%	1.14%	1.16%	1.19%	1.16%	1.16%
Portfolio turnover rate	5%	32%	68%	57%	50%	30%

[a]	Unaudited figures for the period ended June 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods ended would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
1.14%	1.12%	N/A	N/A	N/A	N/A

[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions of expense reimbursements for the periods presented would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
N/A	0.01%	N/A	N/A	N/A	N/A

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2018

SERIES V (MID CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 1997

Ten Largest Holdings (% of Total Net Assets)
Zions Bancorporation	1.9%
KeyCorp	1.9%
PVH Corp.	1.9%
Hormel Foods Corp.	1.8%
Huntington Bancshares, Inc.	1.8%
OGE Energy Corp.	1.7%
Wintrust Financial Corp.	1.7%
UniFirst Corp.	1.7%
Cray, Inc.	1.5%
Oasis Petroleum, Inc.	1.5%
Top Ten Total	17.4%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2018

	6 month‡	1 Year	5 Year	10 Year
Series V (Mid Cap Value Series)	4.33%	15.02%	10.30%	10.46%
Russell 2500 Value Index	3.00%	11.49%	10.78%	10.10%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2500 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018
SERIES V (MID CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 95.8%

Financial - 26.1%
Zions Bancorporation	83,634	$4,406,675
KeyCorp	222,823	4,353,961
Huntington Bancshares, Inc.	268,388	3,961,407
Wintrust Financial Corp.	43,415	3,779,276
Equity Commonwealth REIT*	100,532	3,166,758
Alleghany Corp.	4,962	2,853,001
Umpqua Holdings Corp.	121,778	2,750,965
Alexandria Real Estate Equities, Inc. REIT	20,494	2,585,728
Alliance Data Systems Corp.	10,750	2,506,900
Prosperity Bancshares, Inc.	34,529	2,360,402
Sun Communities, Inc. REIT	23,698	2,319,560
Voya Financial, Inc.	46,021	2,162,987
First Horizon National Corp.	120,194	2,144,261
Cousins Properties, Inc. REIT	216,182	2,094,804
National Storage Affiliates Trust REIT	59,234	1,825,592
CoreCivic, Inc. REIT	72,850	1,740,386
IBERIABANK Corp.	22,009	1,668,282
Pinnacle Financial Partners, Inc.	25,483	1,563,382
Redwood Trust, Inc. REIT	84,906	1,398,402
Camden Property Trust REIT	13,652	1,244,107
Radian Group, Inc.	74,555	1,209,282
Lexington Realty Trust REIT	135,179	1,180,113
Federal Agricultural Mortgage Corp. — Class C	12,634	1,130,490
Howard Hughes Corp.*	8,070	1,069,275
Physicians Realty Trust REIT	66,577	1,061,237
BankUnited, Inc.	25,901	1,058,056
American National Insurance Co.	5,001	598,070
Hilltop Holdings, Inc.	25,225	556,716
Customers Bancorp, Inc.*	5,494	155,920
Total Financial		58,905,995

Consumer, Non-cyclical - 15.0%
Hormel Foods Corp.	109,100	4,059,611
Bunge Ltd.	47,837	3,334,717
Ingredion, Inc.	25,850	2,861,595
Emergent BioSolutions, Inc.*	53,207	2,686,421
Eagle Pharmaceuticals, Inc.*	31,039	2,348,411
Premier, Inc. — Class A*	57,590	2,095,124
Myriad Genetics, Inc.*	54,510	2,037,039
Encompass Health Corp.	30,052	2,035,121
Central Garden & Pet Co. — Class A*	46,112	1,866,153
Euronet Worldwide, Inc.*	21,831	1,828,783
US Foods Holding Corp.*	33,943	1,283,725
SP Plus Corp.*	30,957	1,151,600
Hostess Brands, Inc.*	83,802	1,139,707
Fresh Del Monte Produce, Inc.	23,911	1,065,235
Perrigo Company plc	14,218	1,036,634
ACCO Brands Corp.	64,326	890,915
Quest Diagnostics, Inc.	6,409	704,606
Sanderson Farms, Inc.	5,420	569,913
Inovio Pharmaceuticals, Inc.*	141,243	553,673
MoneyGram International, Inc.*	67,593	452,197
Total Consumer, Non-cyclical		34,001,180

Industrial - 14.0%
Crane Co.	31,473	2,521,931
FLIR Systems, Inc.	46,683	2,426,116
Carlisle Companies, Inc.	20,705	2,242,559
WestRock Co.	34,088	1,943,698
Scorpio Tankers, Inc.	564,402	1,585,970
ITT, Inc.	29,446	1,539,142
Gentex Corp.	66,420	1,528,988
Hub Group, Inc. — Class A*	25,383	1,264,074
Park Electrochemical Corp.	53,500	1,240,665
KLX, Inc.*	17,054	1,226,183
Greenbrier Companies, Inc.	23,057	1,216,257
Corning, Inc.	43,993	1,210,247
AAR Corp.	25,668	1,193,305
Jacobs Engineering Group, Inc.	18,711	1,187,961
GasLog Ltd.	62,120	1,186,492
Snap-on, Inc.	7,217	1,159,916
Rexnord Corp.*	38,972	1,132,526
Huntington Ingalls Industries, Inc.	5,020	1,088,286
Celadon Group, Inc.*	350,970	1,049,400
Kirby Corp.*	9,262	774,303
Plexus Corp.*	10,264	611,119
Valmont Industries, Inc.	3,973	598,930
Astec Industries, Inc.	9,826	587,595
TriMas Corp.*	19,656	577,886
Oshkosh Corp.	8,195	576,272
Total Industrial		31,669,821

Utilities - 10.0%
OGE Energy Corp.	109,636	3,860,283
Ameren Corp.	50,333	3,062,763
Portland General Electric Co.	58,679	2,509,114
Pinnacle West Capital Corp.	28,023	2,257,533
AES Corp.	166,449	2,232,081
UGI Corp.	41,401	2,155,750
Black Hills Corp.	34,927	2,137,882
Edison International	26,107	1,651,790
ONE Gas, Inc.	20,367	1,522,230
Southwest Gas Holdings, Inc.	16,025	1,222,227
Total Utilities		22,611,653

Consumer, Cyclical - 9.9%
PVH Corp.	28,577	4,278,548
UniFirst Corp.	21,125	3,737,013
DR Horton, Inc.	68,680	2,815,880
Acushnet Holdings Corp.	71,588	1,751,043
Caleres, Inc.	50,867	1,749,316
GMS, Inc.*	51,387	1,392,074
Newell Brands, Inc.	48,871	1,260,383
LCI Industries	13,576	1,223,876
JetBlue Airways Corp.*	57,988	1,100,612
Unifi, Inc.*	30,757	974,997
Movado Group, Inc.	19,651	949,143
Genesco, Inc.*	14,144	561,517

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES V (MID CAP VALUE SERIES)

	Shares	Value

Goodyear Tire & Rubber Co.	23,393	$544,823
Total Consumer, Cyclical		22,339,225

Energy - 8.7%
Oasis Petroleum, Inc.*	260,550	3,379,334
Whiting Petroleum Corp.*	58,054	3,060,607
Hess Corp.	43,670	2,921,086
Rowan Companies plc — Class A*	149,735	2,428,702
Range Resources Corp.	131,607	2,201,785
Kinder Morgan, Inc.	103,029	1,820,522
MRC Global, Inc.*	67,242	1,457,134
Cimarex Energy Co.	12,225	1,243,771
Antero Resources Corp.*	31,643	675,578
Gulfport Energy Corp.*	40,709	511,712
HydroGen Corp.*,†††,1,2	672,346	1
Total Energy		19,700,232

Technology - 4.5%
Cray, Inc.*	139,535	3,432,561
Conduent, Inc.*	110,588	2,009,384
Super Micro Computer, Inc.*	80,132	1,895,122
Maxwell Technologies, Inc.*	285,110	1,482,572
Qorvo, Inc.*	15,916	1,275,986
Total Technology		10,095,625

Basic Materials - 3.9%
Reliance Steel & Aluminum Co.	32,148	2,814,236
Nucor Corp.	42,355	2,647,188
Ashland Global Holdings, Inc.	14,691	1,148,542
Alcoa Corp.*	23,190	1,087,147
Tahoe Resources, Inc.	220,317	1,083,960
Total Basic Materials		8,781,073

Communications - 3.7%
Ciena Corp.*	110,897	2,939,880
Acacia Communications, Inc.*	56,719	1,974,388
Finisar Corp.*	95,489	1,718,802
Viavi Solutions, Inc.*	163,328	1,672,479
Total Communications		8,305,549

Total Common Stocks
(Cost $188,999,925)		216,410,353

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,3	308,333	90
Total Convertible Preferred Stocks
(Cost $294,438)		90

MONEY MARKET FUND† - 4.4%
Dreyfus Treasury Prime Cash Management Fund — Institutional Class 1.68%[4]	10,063,120	10,063,120
Total Money Market Fund
(Cost $10,063,120)		10,063,120

Total Investments - 100.2%
(Cost $199,357,483)		$226,473,563
Other Assets & Liabilities, net - (0.2)%		(453,685)
Total Net Assets - 100.0%		$226,019,878

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $91, (cost $2,866,013) or less than 0.1% of total net assets.
[2]	Affiliated issuer.
[3]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2018
SERIES V (MID CAP VALUE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$216,410,352	$—	$1	$216,410,353
Convertible Preferred Stocks	—	—	90	90
Money Market Fund	10,063,120	—	—	10,063,120
Total Assets	$226,473,472	$—	$91	$226,473,563

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments ("GI"), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended June 30, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized Appreciation	Value 06/30/18	Shares 06/30/18	Investment Income
Common Stocks
HydroGen Corp.*,1	$1	$—	$—	$—	$—	$1	672,346	$—

*	Non-income producing security.
[1]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $1 (cost $2,571,575) or less than 0.1% of total net assets.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

SERIES V (MID CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $196,785,908)	$226,473,562
Investments in affiliated issuers, at value (cost $2,571,575)	1
Prepaid expenses	3,402
Receivables:
Securities sold	367,468
Dividends	282,612
Interest	10,906
Fund shares sold	400
Total assets	227,138,351

Liabilities:
Payable for:
Securities purchased	533,186
Fund shares redeemed	180,015
Management fees	97,057
Distribution and service fees	48,452
Fund accounting/administration fees	15,505
Trustees’ fees*	3,517
Transfer agent/maintenance fees	3,297
Miscellaneous (Note 11)	237,444
Total liabilities	1,118,473
Commitments and contingent liabilities (Note 13)	—
Net assets	$226,019,878

Net assets consist of:
Paid in capital	$144,288,017
Undistributed net investment income	1,927,662
Accumulated net realized gain on investments	52,688,119
Net unrealized appreciation on investments	27,116,080
Net assets	$226,019,878
Capital shares outstanding	2,630,382
Net asset value per share	$85.93

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2018

Investment Income:
Dividends from securities of unaffiliated issuers	$1,624,536
Interest	46,794
Total investment income	1,671,330

Expenses:
Management fees	881,516
Distribution and service fees	293,839
Transfer agent/maintenance fees	12,579
Fund accounting/administration fees	94,029
Custodian fees	7,270
Trustees’ fees*	5,455
Line of credit fees	5,248
Miscellaneous	62,394
Total expenses	1,362,330
Less:
Expenses waived by Adviser	(295,450)
Net expenses	1,066,880
Net investment income	604,450

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	23,025,278
Net realized gain	23,025,278
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(13,506,734)
Net change in unrealized appreciation (depreciation)	(13,506,734)
Net realized and unrealized gain	9,518,544
Net increase in net assets resulting from operations	$10,122,994

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES V (MID CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$604,450	$(507,633)
Net realized gain on investments	23,025,278	35,109,314
Net change in unrealized appreciation (depreciation) on investments	(13,506,734)	(3,908,779)
Net increase in net assets resulting from operations	10,122,994	30,692,902

Distributions to shareholders from:
Net investment income	—	(1,588,785)
Net realized gains	—	(4,492,755)
Total distributions to shareholders	—	(6,081,540)

Capital share transactions:
Proceeds from sale of shares	1,783,582	4,406,300
Distributions reinvested	—	6,081,540
Cost of shares redeemed	(28,103,956)	(40,943,633)
Net decrease from capital share transactions	(26,320,374)	(30,455,793)
Net decrease in net assets	(16,197,380)	(5,844,431)

Net assets:
Beginning of period	242,217,258	248,061,689
End of period	$226,019,878	$242,217,258
Undistributed net investment income at end of period	$1,927,662	$1,323,212

Capital share activity:
Shares sold	21,377	57,350
Shares issued from reinvestment of distributions	—	80,401
Shares redeemed	(331,960)	(533,345)
Net decrease in shares	(310,583)	(395,594)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

SERIES V (MID CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2018[a]	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Per Share Data
Net asset value, beginning of period	$82.36	$74.35	$65.74	$84.22	$83.46	$62.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	(.16)	.99	.71	.53	.36
Net gain (loss) on investments (realized and unrealized)	3.36	10.16	15.50	(5.42)	.23	20.50
Total from investment operations	3.57	10.00	16.49	(4.71)	.76	20.86
Less distributions from:
Net investment income	—	(.52)	(.68)	(.51)	(—)[c]	—
Net realized gains	—	(1.47)	(7.20)	(13.26)	—	—
Total distributions	—	(1.99)	(7.88)	(13.77)	(—)[c]	—
Net asset value, end of period	$85.93	$82.36	$74.35	$65.74	$84.22	$83.46

Total Return[d]	4.33%	13.71%	26.75%	(6.79%)	0.91%	33.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$226,020	$242,217	$248,062	$207,393	$264,495	$302,166
Ratios to average net assets:
Net investment income (loss)	0.51%	(0.21%)	1.46%	0.94%	0.62%	0.48%
Total expenses	1.16%	1.10%	0.93%	0.95%	0.93%	0.93%
Net expenses[e,f]	0.91%	0.91%	0.93%	0.95%	0.93%	0.93%
Portfolio turnover rate	30%	54%	60%	50%	53%	22%

[a]	Unaudited figures for the period ended June 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement and affiliated fee waivers. Excluding these expenses, the net expense ratios for the periods would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
0.91%	0.89%	N/A	N/A	N/A	N/A

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2018

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds.

Inception Date: October 15, 1997

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	31.5%
Guggenheim Strategy Fund III	29.8%
Guggenheim Strategy Fund II	11.1%
Guggenheim Strategy Fund I	5.4%
Performance Food Group Co.	0.3%
MAXIMUS, Inc.	0.3%
Nexstar Media Group, Inc. — Class A	0.3%
j2 Global, Inc.	0.3%
Integrated Device Technology, Inc.	0.3%
ACI Worldwide, Inc.	0.1%
Top Ten Total	79.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2018

	6 month‡	1 Year	5 Year	10 Year
Series X (StylePlus—Small Growth Series)	8.78%	21.25%	14.72%	11.07%
Russell 2000 Growth Index	9.70%	21.86%	13.65%	11.24%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 103

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value

COMMON STOCKS† - 20.2%

Consumer, Non-cyclical - 7.7%
Performance Food Group Co.*	2,909	$106,760
Calavo Growers, Inc.	918	88,266
John B Sanfilippo & Son, Inc.	1,167	86,883
Boston Beer Company, Inc. — Class A*	276	82,717
Vector Group Ltd.	4,254	81,166
Tootsie Roll Industries, Inc.	2,597	80,118
Inter Parfums, Inc.	1,461	78,164
Horizon Pharma plc*	4,581	75,861
Travelport Worldwide Ltd.	4,069	75,439
Cal-Maine Foods, Inc.*	1,525	69,921
Loxo Oncology, Inc.*	387	67,137
Integer Holdings Corp.*	936	60,512
LivaNova plc*	602	60,092
Emergent BioSolutions, Inc.*	1,122	56,650
USANA Health Sciences, Inc.*	489	56,382
NuVasive, Inc.*	1,076	56,081
Central Garden & Pet Co. — Class A*	1,354	54,796
Globus Medical, Inc. — Class A*	991	50,006
FibroGen, Inc.*	798	49,955
Wright Medical Group N.V.*	1,871	48,571
Coca-Cola Bottling Company Consolidated	347	46,890
Varex Imaging Corp.*	1,248	46,288
CONMED Corp.	631	46,189
Endo International plc*	4,869	45,915
Ligand Pharmaceuticals, Inc. — Class B*	215	44,541
Avis Budget Group, Inc.*	1,354	44,005
Central Garden & Pet Co.*	983	42,741
Primo Water Corp.*	2,355	41,189
Tenet Healthcare Corp.*	1,196	40,150
iRhythm Technologies, Inc.*	492	39,916
Acorda Therapeutics, Inc.*	1,369	39,290
Cardtronics plc — Class A*	1,601	38,712
Xencor, Inc.*	1,008	37,306
B&G Foods, Inc.	1,240	37,076
Innoviva, Inc.*	2,592	35,770
Ironwood Pharmaceuticals, Inc. — Class A*	1,866	35,678
Nevro Corp.*	441	35,214
Amicus Therapeutics, Inc.*	2,250	35,145
Medpace Holdings, Inc.*	813	34,959
EVERTEC, Inc.	1,582	34,567
Ultragenyx Pharmaceutical, Inc.*	430	33,054
Blueprint Medicines Corp.*	517	32,819
Array BioPharma, Inc.*	1,919	32,201
Supernus Pharmaceuticals, Inc.*	538	32,199
Orthofix International N.V.*	560	31,819
Immunomedics, Inc.*	1,330	31,481
National Beverage Corp.*	288	30,787
Cambrex Corp.*	586	30,648
Natus Medical, Inc.*	859	29,636
Medicines Co.*	801	29,397
Amneal Pharmaceuticals, Inc.*	1,769	29,029
Myriad Genetics, Inc.*	761	28,439
Syneos Health, Inc.*	589	27,624
Puma Biotechnology, Inc.*	461	27,268
Haemonetics Corp.*	294	26,366
Insmed, Inc.*	1,108	26,204
Turning Point Brands, Inc.	816	26,031
BioSpecifics Technologies Corp.*	563	25,256
Halozyme Therapeutics, Inc.*	1,490	25,136
Akebia Therapeutics, Inc.*	2,493	24,880
Depomed, Inc.*	3,444	22,972
CytomX Therapeutics, Inc.*	970	22,174
MoneyGram International, Inc.*	3,141	21,013
Total Consumer, Non-cyclical		2,833,451

Industrial - 5.3%
Forward Air Corp.	1,489	87,970
EMCOR Group, Inc.	1,111	84,636
Hillenbrand, Inc.	1,777	83,786
Methode Electronics, Inc.	1,882	75,845
Kaman Corp.	1,060	73,872
Watts Water Technologies, Inc. — Class A	891	69,854
EnerSys	888	66,280
Primoris Services Corp.	2,427	66,087
Barnes Group, Inc.	1,102	64,908
Rexnord Corp.*	2,164	62,886
Generac Holdings, Inc.*	1,201	62,128
Aerojet Rocketdyne Holdings, Inc.*	2,064	60,867
Heartland Express, Inc.	3,273	60,714
JELD-WEN Holding, Inc.*	1,866	53,349
Moog, Inc. — Class A	665	51,843
Builders FirstSource, Inc.*	2,813	51,450
Granite Construction, Inc.	920	51,207
Kennametal, Inc.	1,367	49,075
ArcBest Corp.	1,065	48,671
MasTec, Inc.*	919	46,639
Itron, Inc.*	765	45,938
Air Transport Services Group, Inc.*	1,988	44,909
Actuant Corp. — Class A	1,433	42,058
Saia, Inc.*	519	41,961
Harsco Corp.*	1,841	40,686
Columbus McKinnon Corp.	856	37,116
Rogers Corp.*	331	36,893
Advanced Energy Industries, Inc.*	635	36,887
Masonite International Corp.*	488	35,063
Milacron Holdings Corp.*	1,833	34,699
OSI Systems, Inc.*	441	34,103
Dycom Industries, Inc.*	350	33,079
Werner Enterprises, Inc.	836	31,392
Apogee Enterprises, Inc.	624	30,058
NCI Building Systems, Inc.*	1,399	29,379
Echo Global Logistics, Inc.*	947	27,700
Continental Building Products, Inc.*	767	24,199
Global Brass & Copper Holdings, Inc.	767	24,045
Armstrong Flooring, Inc.*	1,707	23,966
YRC Worldwide, Inc.*	2,063	20,733
Total Industrial		1,946,931

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value

Technology - 3.2%
MAXIMUS, Inc.	1,694	$105,214
j2 Global, Inc.	1,141	98,822
Integrated Device Technology, Inc.*	3,069	97,840
ACI Worldwide, Inc.*	3,809	93,968
CSG Systems International, Inc.	2,075	84,805
Diodes, Inc.*	2,015	69,457
TTEC Holdings, Inc.	1,876	64,816
Cirrus Logic, Inc.*	1,603	61,443
Progress Software Corp.	1,441	55,940
CommVault Systems, Inc.*	844	55,577
Quality Systems, Inc.*	2,840	55,380
Entegris, Inc.	1,540	52,206
Science Applications International Corp.	597	48,315
HubSpot, Inc.*	370	46,398
Unisys Corp.*	3,262	42,080
Envestnet, Inc.*	486	26,706
Silicon Laboratories, Inc.*	260	25,896
Allscripts Healthcare Solutions, Inc.*	1,952	23,424
Syntel, Inc.*	708	22,720
Xperi Corp.	1,143	18,402
Total Technology		1,149,409

Communications - 2.1%
Nexstar Media Group, Inc. — Class A	1,390	102,026
New York Times Co. — Class A	3,523	91,246
InterDigital, Inc.	1,035	83,732
Perficient, Inc.*	2,689	70,909
World Wrestling Entertainment, Inc. — Class A	791	57,600
Blucora, Inc.*	1,295	47,915
Viavi Solutions, Inc.*	4,055	41,523
Endurance International Group Holdings, Inc.*	3,757	37,382
Web.com Group, Inc.*	1,395	36,061
ePlus, Inc.*	360	33,876
CalAmp Corp.*	1,296	30,365
NETGEAR, Inc.*	464	29,000
Entravision Communications Corp. — Class A	5,251	26,255
Stamps.com, Inc.*	103	26,064
NIC, Inc.	1,648	25,627
Shutterfly, Inc.*	239	21,517
Plantronics, Inc.	278	21,198
Total Communications		782,296

Consumer, Cyclical - 1.5%
Dana, Inc.	2,684	54,190
Eros International plc*	3,870	50,310
IMAX Corp.*	2,190	48,508
Boyd Gaming Corp.	1,276	44,226
KB Home	1,364	37,156
Allegiant Travel Co. — Class A	261	36,266
BMC Stock Holdings, Inc.*	1,517	31,630
Brinker International, Inc.	647	30,797
Meritor, Inc.*	1,327	27,296
Scientific Games Corp. — Class A*	527	25,902
RH*	181	25,286
Churchill Downs, Inc.	78	23,127
American Eagle Outfitters, Inc.	961	22,343
Taylor Morrison Home Corp. — Class A*	1,062	22,068
Deckers Outdoor Corp.*	195	22,014
Tailored Brands, Inc.	771	19,676
Beacon Roofing Supply, Inc.*	444	18,923
Tenneco, Inc.	378	16,617
Total Consumer, Cyclical		556,335

Energy - 0.4%
Delek US Holdings, Inc.	1,309	65,673
Par Pacific Holdings, Inc.*	3,659	63,593
CVR Energy, Inc.	785	29,037
Total Energy		158,303

Total Common Stocks
(Cost $7,048,461)		7,426,725

MUTUAL FUNDS† - 77.8%
Guggenheim Variable Insurance Strategy Fund III[1]	460,591	11,547,013
Guggenheim Strategy Fund III[1]	437,184	10,925,227
Guggenheim Strategy Fund II1	162,444	4,059,468
Guggenheim Strategy Fund I1	79,677	1,995,119
Total Mutual Funds
(Cost $28,442,677)		28,526,827

MONEY MARKET FUND† - 1.6%
Dreyfus Treasury Prime Cash Management Fund — Institutional Class 1.68%[2]	576,712	576,712
Total Money Market Fund
(Cost $576,712)		576,712

Total Investments - 99.6%
(Cost $36,067,850)		$36,530,264
Other Assets & Liabilities, net - 0.4%		143,031
Total Net Assets - 100.0%		$36,673,295

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	6	Sep 2018	$1,173,660	$(26,645)
Russell 2000 Index Mini Futures Contracts	17	Sep 2018	1,399,695	(40,118)
			$2,573,355	$(66,763)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Deutsche Bank	Russell 2000 Growth Index	1.96%	At Maturity	07/02/18	25,906	$26,812,969	$2,436,573

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,426,725	$—	$—	$7,426,725
Mutual Funds	28,526,827	—	—	28,526,827
Money Market Fund	576,712	—	—	576,712
Equity Index Swap Agreements*	—	2,436,573	—	2,436,573
Total Assets	$36,530,264	$2,436,573	$—	$38,966,837

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$66,763	$—	$—	$66,763

*	This derivative is reported as unrealized appreciation/(depreciation) at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2018
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments ("GI"), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$3,804,188	$581,015	$(2,388,710)	$7,905	$(9,279)	$1,995,119	79,677	$36,045
Guggenheim Strategy Fund II	4,594,307	403,553	(934,999)	5,504	(8,897)	4,059,468	162,444	53,464
Guggenheim Strategy Fund III	10,803,816	134,549	—	—	(13,138)	10,925,227	437,184	134,138
Guggenheim Variable Insurance Strategy Fund III	9,706,847	1,858,910	—	—	(18,744)	11,547,013	460,591	147,011
	$28,909,158	$2,978,027	$(3,323,709)	$13,409	$(50,058)	$28,526,827		$370,658

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 107

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $7,625,173)	$8,003,437
Investments in affiliated issuers, at value (cost $28,442,677)	28,526,827
Segregated cash with broker	98,550
Unrealized appreciation on swap agreements	2,436,573
Prepaid expenses	995
Receivables:
Dividends	74,333
Interest	2,579
Fund shares sold	91
Total assets	39,143,385

Liabilities:
Segregated cash due to broker	2,210,000
Payable for:
Swap settlement	76,654
Securities purchased	75,239
Fund shares redeemed	57,356
Management fees	15,279
Distribution and service fees	8,105
Fund accounting/administration fees	2,593
Transfer agent/maintenance fees	2,286
Variation margin on futures contracts	2,200
Trustees’ fees*	178
Miscellaneous	20,200
Total liabilities	2,470,090
Commitments and contingent liabilities (Note 13)	—
Net assets	$36,673,295

Net assets consist of:
Paid in capital	$26,088,528
Undistributed net investment income	550,491
Accumulated net realized gain on investments	7,202,052
Net unrealized appreciation on investments	2,832,224
Net assets	$36,673,295
Capital shares outstanding	838,781
Net asset value per share	$43.72

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2018

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $115)	$23,887
Dividends from securities of affiliated issuers	370,658
Interest	342
Total investment income	394,887

Expenses:
Management fees	147,508
Distribution and service fees:	49,169
Transfer agent/maintenance fees	12,566
Fund accounting/administration fees	15,734
Trustees’ fees*	6,011
Custodian fees	4,711
Line of credit fees	726
Miscellaneous	27,288
Total expenses	263,713
Less:
Expenses waived by Adviser	(57,412)
Net expenses	206,301
Net investment income	188,586

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	952,093
Investments in affiliated issuers	13,409
Swap agreements	1,049,320
Futures contracts	88,447
Net realized gain	2,103,269
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(260,051)
Investments in affiliated issuers	(50,058)
Swap agreements	1,562,909
Futures contracts	(76,377)
Net change in unrealized appreciation (depreciation)	1,176,423
Net realized and unrealized gain	3,279,692
Net increase in net assets resulting from operations	$3,468,278

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$188,586	$360,787
Net realized gain on investments	2,103,269	6,820,362
Net change in unrealized appreciation (depreciation) on investments	1,176,423	199,630
Net increase in net assets resulting from operations	3,468,278	7,380,779

Distributions to shareholders from:
Net investment income	—	(267,944)
Total distributions to shareholders	—	(267,944)

Capital share transactions:
Proceeds from sale of shares	984,464	3,220,199
Distributions reinvested	—	267,944
Cost of shares redeemed	(7,338,977)	(5,257,634)
Net decrease from capital share transactions	(6,354,513)	(1,769,491)
Net increase (decrease) in net assets	(2,886,235)	5,343,344

Net assets:
Beginning of period	39,559,530	34,216,186
End of period	$36,673,295	$39,559,530
Undistributed net investment income at end of period	$550,491	$361,905

Capital share activity:
Shares sold	23,445	89,564
Shares issued from reinvestment of distributions	—	7,333
Shares redeemed	(168,866)	(146,945)
Net decrease in shares	(145,421)	(50,048)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 109

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2018[a]	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Per Share Data
Net asset value, beginning of period	$40.19	$33.08	$31.03	$31.77	$29.20	$20.66
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.36	.25	.10	.22	(.05)
Net gain (loss) on investments (realized and unrealized)	3.33	7.02	3.74	(.47)	2.35	8.59
Total from investment operations	3.53	7.38	3.99	(.37)	2.57	8.54
Less distributions from:
Net investment income	—	(.27)	(.13)	(.27)	—	—
Net realized gains	—	—	(1.81)	(.10)	—	—
Total distributions	—	(.27)	(1.94)	(.37)	—	—
Net asset value, end of period	$43.72	$40.19	$33.08	$31.03	$31.77	$29.20

Total Return[c]	8.78%	22.38%	13.45%	(1.29%)	8.80%	41.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,673	$39,560	$34,216	$38,601	$37,005	$38,586
Ratios to average net assets:
Net investment income (loss)	0.96%	0.99%	0.83%	0.32%	0.74%	(0.21%)
Total expenses[d]	1.34%	1.37%	1.23%	1.21%	1.26%	1.23%
Net expenses[e,f]	1.06%	1.10%	1.23%	1.21%	1.24%	1.23%
Portfolio turnover rate	34%	50%	76%	79%	102%	255%

[a]	Unaudited figures for the period ended June 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation and agreement and affiliated fee waivers. Excluding these expenses, the net expense ratios for the periods would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
1.06%	1.09%	N/A	N/A	N/A	N/A

110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2018

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds.

Inception Date: May 3, 1999

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	32.6%
Guggenheim Strategy Fund III	32.5%
Guggenheim Strategy Fund II	9.6%
Guggenheim Strategy Fund I	4.0%
Apple, Inc.	1.4%
Microsoft Corp.	1.0%
Amazon.com, Inc.	0.9%
Alphabet, Inc. — Class C	0.9%
Facebook, Inc. — Class A	0.6%
PepsiCo, Inc.	0.4%
Top Ten Total	83.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2018

	6 month‡	1 Year	5 Year	10 Year
Series Y (StylePlus—Large Growth Series)	6.11%	21.40%	16.91%	9.90%
Russell 1000 Growth Index	7.25%	22.51%	16.36%	11.83%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 1000 Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 111

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Shares	Value

COMMON STOCKS† - 20.1%

Consumer, Non-cyclical - 5.9%
PepsiCo, Inc.	1,474	$160,474
Coca-Cola Co.	3,493	153,203
Amgen, Inc.	787	145,273
Altria Group, Inc.	2,462	139,817
Gilead Sciences, Inc.	1,657	117,382
AbbVie, Inc.	1,236	114,515
Bristol-Myers Squibb Co.	1,831	101,328
Sysco Corp.	1,466	100,113
Biogen, Inc.*	343	99,552
Kimberly-Clark Corp.	928	97,755
Johnson & Johnson	663	80,449
US Foods Holding Corp.*	2,117	80,065
Kellogg Co.	1,134	79,233
UnitedHealth Group, Inc.	314	77,037
Herbalife Nutrition Ltd.*	1,424	76,497
CoreLogic, Inc.*	1,282	66,536
Western Union Co.	3,020	61,397
United Rentals, Inc.*	413	60,967
Quanta Services, Inc.*	1,797	60,020
McKesson Corp.	413	55,094
Celgene Corp.*	603	47,890
Humana, Inc.	151	44,942
Sabre Corp.	1,790	44,105
Sprouts Farmers Market, Inc.*	1,486	32,796
Centene Corp.*	231	28,462
Stryker Corp.	143	24,147
Molina Healthcare, Inc.*	245	23,995
CVS Health Corp.	349	22,458
Cardinal Health, Inc.	434	21,192
Total Consumer, Non-cyclical		2,216,694

Technology - 5.7%
Apple, Inc.	2,819	521,825
Microsoft Corp.	3,660	360,913
International Business Machines Corp.	917	128,105
Cognizant Technology Solutions Corp. — Class A	1,300	102,687
NetApp, Inc.	1,174	92,194
Applied Materials, Inc.	1,848	85,359
Citrix Systems, Inc.*	809	84,816
Broadcom, Inc.	320	77,645
Oracle Corp.	1,758	77,457
Dell Technologies Incorporated Class V — Class V*	903	76,376
Teradyne, Inc.	2,005	76,330
ON Semiconductor Corp.*	3,345	74,376
Lam Research Corp.	429	74,153
Micron Technology, Inc.*	1,133	59,415
KLA-Tencor Corp.	437	44,806
Skyworks Solutions, Inc.	457	44,169
Zebra Technologies Corp. — Class A*	235	33,664
MKS Instruments, Inc.	322	30,815
NCR Corp.*	1,027	30,789
NVIDIA Corp.	121	28,665
Adobe Systems, Inc.*	92	22,430
Cypress Semiconductor Corp.	1,342	20,908
Total Technology		2,147,897

Communications - 3.3%
Amazon.com, Inc.*	200	339,960
Alphabet, Inc. — Class C*	304	339,158
Facebook, Inc. — Class A*	1,103	214,335
Omnicom Group, Inc.	1,117	85,194
Motorola Solutions, Inc.	687	79,946
eBay, Inc.*	1,592	57,726
CDW Corp.	650	52,513
AMC Networks, Inc. — Class A*	620	38,564
Netflix, Inc.*	85	33,271
Walt Disney Co.	223	23,373
Total Communications		1,264,040

Industrial - 2.8%
Union Pacific Corp.	923	130,771
Lockheed Martin Corp.	382	112,854
Honeywell International, Inc.	681	98,098
Caterpillar, Inc.	706	95,783
Spirit AeroSystems Holdings, Inc. — Class A	935	80,326
Huntington Ingalls Industries, Inc.	336	72,841
Ingersoll-Rand plc	749	67,208
Boeing Co.	186	62,405
Textron, Inc.	937	61,758
Cummins, Inc.	464	61,712
Parker-Hannifin Corp.	369	57,508
Northrop Grumman Corp.	131	40,309
Hubbell, Inc.	313	33,097
Genesee & Wyoming, Inc. — Class A*	388	31,552
Raytheon Co.	111	21,443
Xylem, Inc.	317	21,359
Total Industrial		1,049,024

Consumer, Cyclical - 1.9%
Southwest Airlines Co.	1,746	88,837
Lions Gate Entertainment Corp. — Class A	3,018	74,907
Home Depot, Inc.	363	70,821
Delta Air Lines, Inc.	1,234	61,132
Lear Corp.	310	57,601
Allison Transmission Holdings, Inc.	1,378	55,795
HD Supply Holdings, Inc.*	967	41,475
PulteGroup, Inc.	1,312	37,720
Nu Skin Enterprises, Inc. — Class A	480	37,531
Live Nation Entertainment, Inc.*	746	36,233
Costco Wholesale Corp.	113	23,615
Lowe’s Companies, Inc.	232	22,172
Yum! Brands, Inc.	280	21,902
Marriott International, Inc. — Class A	166	21,016
NVR, Inc.*	7	20,793
NIKE, Inc. — Class B	209	16,653
Chipotle Mexican Grill, Inc. — Class A*	33	14,235
Total Consumer, Cyclical		702,438

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Shares	Value

Financial - 0.3%
Visa, Inc. — Class A	598	$79,205
Mastercard, Inc. — Class A	234	45,986
Total Financial		125,191

Basic Materials - 0.2%
Univar, Inc.*	1,860	48,806
Praxair, Inc.	143	22,616
Total Basic Materials		71,422

Total Common Stocks
(Cost $6,948,854)		7,576,706

MUTUAL FUNDS† - 78.7%
Guggenheim Variable Insurance Strategy Fund III[1]	490,515	12,297,216
Guggenheim Strategy Fund III[1]	491,031	12,270,868
Guggenheim Strategy Fund II1	144,296	3,605,957
Guggenheim Strategy Fund I1	60,420	1,512,908
Total Mutual Funds
(Cost $29,619,985)		29,686,949

MONEY MARKET FUND† - 0.9%
Dreyfus Treasury Prime Cash Management Fund — Institutional Class, 1.68%[2]	334,221	334,221
Total Money Market Fund
(Cost $334,221)		334,221

Total Investments - 99.7%
(Cost $36,903,060)		$37,597,876
Other Assets & Liabilities, net - 0.3%		127,470
Total Net Assets - 100.0%		$37,725,346

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	1	Sep 2018	$136,038	$(3,599)
NASDAQ-100 Index Mini Futures Contracts	1	Sep 2018	141,245	(4,721)
			$277,283	$(8,320)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo	Russell 1000 Growth Index	2.16%	At Maturity	07/02/18	20,571	$29,639,417	$2,168,471

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
†	† Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2018
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,576,706	$—	$—	$7,576,706
Mutual Funds	29,686,949	—	—	29,686,949
Money Market Fund	334,221	—	—	334,221
Equity Index Swap Agreements*	—	2,168,471	—	2,168,471
Total Assets	$37,597,876	$2,168,471	$—	$39,766,347

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$8,320	$—	$—	$8,320

*	This derivative is reported as unrealized appreciation/(depreciation) at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments ("GI"), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an “affiliated person”, were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$4,517,430	$1,286,008	$(4,288,605)	$14,599	$(16,524)	$1,512,908	60,420	$36,115
Guggenheim Strategy Fund II	6,940,957	77,881	(3,409,986)	17,744	(20,639)	3,605,957	144,296	77,930
Guggenheim Strategy Fund III	14,261,267	174,359	(2,149,994)	10,678	(25,442)	12,270,868	491,031	174,001
Guggenheim Variable Insurance Strategy Fund III	12,792,600	2,525,880	(2,999,977)	14,345	(35,632)	12,297,216	490,515	190,043
	$38,512,254	$4,064,128	$(12,848,562)	$57,366	$(98,237)	$29,686,949		$478,089

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

Assets:
Investments in unaffiliated issuers, at value (cost $7,283,075)	$7,910,927
Investments in affiliated issuers, at value (cost $29,619,985)	29,686,949
Segregated cash with broker	11,400
Unrealized appreciation on swap agreements	2,168,471
Prepaid expenses	1,094
Receivables:
Fund shares sold	102,407
Dividends	89,996
Interest	3,777
Variation margin on futures contracts	98
Total assets	39,975,119

Liabilities:
Overdraft due to custodian bank	249,831
Segregated cash due to broker	1,750,000
Payable for:
Securities purchased	86,521
Fund shares redeemed	77,717
Swap settlement	45,552
Management fees	13,078
Distribution and service fees	9,222
Fund accounting/administration fees	2,951
Transfer agent/maintenance fees	2,324
Trustees’ fees*	123
Miscellaneous	12,454
Total liabilities	2,249,773
Commitments and contingent liabilities (Note 13)	—
Net assets	$37,725,346

Net assets consist of:
Paid in capital	$24,540,802
Undistributed net investment income	909,224
Accumulated net realized gain on investments	9,420,353
Net unrealized appreciation on investments	2,854,967
Net assets	$37,725,346
Capital shares outstanding	1,751,639
Net asset value per share	$21.54

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2018

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $63)	$66,731
Dividends from securities of affiliated issuers	478,089
Interest	12,916
Total investment income	557,736

Expenses:
Management fees	156,022
Distribution and service fees	60,009
Transfer agent/maintenance fees	12,694
Interest expense	22,248
Fund accounting/administration fees	19,203
Trustees’ fees*	4,418
Custodian fees	3,395
Line of credit fees	904
Miscellaneous	30,021
Total expenses	308,914
Less:
Expenses waived by Adviser	(63,925)
Net expenses	244,989
Net investment income	312,747

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	603,041
Investments in affiliated issuers	57,366
Swap agreements	3,225,536
Futures contracts	21,720
Net realized gain	3,907,663
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(352,982)
Investments in affiliated issuers	(98,237)
Swap agreements	(517,007)
Futures contracts	(10,178)
Net change in unrealized appreciation (depreciation)	(978,404)
Net realized and unrealized gain	2,929,259
Net increase in net assets resulting from operations	$3,242,006

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 115

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income	$312,747	$596,477
Net realized gain on investments	3,907,663	7,742,154
Net change in unrealized appreciation (depreciation) on investments	(978,404)	3,128,375
Net increase in net assets resulting from operations	3,242,006	11,467,006

Distributions to shareholders from:
Net investment income	—	(436,012)
Total distributions to shareholders	—	(436,012)

Capital share transactions:
Proceeds from sale of shares	2,580,988	6,762,793
Distributions reinvested	—	436,012
Cost of shares redeemed	(16,270,410)	(8,622,204)
Net decrease from capital share transactions	(13,689,422)	(1,423,399)
Net increase (decrease) in net assets	(10,447,416)	9,607,595

Net assets:
Beginning of period	48,172,762	38,565,167
End of period	$37,725,346	$48,172,762
Undistributed net investment income at end of period	$909,224	$596,477

Capital share activity:
Shares sold	122,550	369,962
Shares issued from reinvestment of distributions	—	23,957
Shares redeemed	(744,494)	(468,889)
Net decrease in shares	(621,944)	(74,970)

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2018[a]	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Per Share Data
Net asset value, beginning of period	$20.30	$15.75	$15.11	$15.58	$13.52	$10.54
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.25	.17	.08	.15	.04
Net gain (loss) on investments (realized and unrealized)	1.10	4.48	1.13	.79	1.91	2.94
Total from investment operations	1.24	4.73	1.30	.87	2.06	2.98
Less distributions from:
Net investment income	—	(.18)	(.08)	(.17)	—	—
Net realized gains	—	—	(.58)	(1.17)	—	—
Total distributions	—	(.18)	(.66)	(1.34)	—	—
Net asset value, end of period	$21.54	$20.30	$15.75	$15.11	$15.58	$13.52

Total Return[c]	6.11%	30.11%	8.72%	5.49%	15.24%	28.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,725	$48,173	$38,565	$40,178	$36,942	$40,417
Ratios to average net assets:
Net investment income (loss)	1.30%	1.36%	1.14%	0.52%	1.05%	0.33%
Total expenses[d]	1.29%	1.20%	1.04%	1.15%	1.18%	1.10%
Net expenses[e,f]	1.02%	0.97%	1.04%	1.15%	1.16%	1.10%
Portfolio turnover rate	29%	43%	42%	65%	96%	247%

[a]	Unaudited figures for the period ended June 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement and affiliated fee waivers. Excluding these expenses, the net expense ratios for the periods would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
0.93%	0.97%	N/A	N/A	N/A	N/A

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 117

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2018

SERIES Z (ALPHA OPPORTUNITY SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

 “Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 7, 2003

Ten Largest Holdings (% of Total Net Assets)
Kimberly-Clark Corp.	1.2%
National Fuel Gas Co.	1.2%
Portland General Electric Co.	1.1%
Regal Beloit Corp.	1.1%
Ingredion, Inc.	1.1%
Senior Housing Properties Trust	1.1%
PNM Resources, Inc.	1.0%
El Paso Electric Co.	1.0%
Archer-Daniels-Midland Co.	1.0%
Amgen, Inc.	1.0%
Top Ten Total	10.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2018

	6 month‡	1 Year	5 Year	10 Year
Series Z (Alpha Opportunity Series)	(9.18%)	(2.98%)	5.88%	6.10%
Morningstar Long/Short Equity Category Average	(0.39%)	5.63%	4.15%	4.41%
S&P 500 Index	2.65%	14.37%	13.42%	10.17%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.81%	1.36%	0.42%	0.35%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index, ICE BofA Merill Lynch 3-Month U.S. Treasury Bill Index, and Morningstar Long/Short Equity Category Average are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

COMMON STOCKS† - 103.0%

Consumer, Non-cyclical - 33.0%
Kimberly-Clark Corp.[1]	1,077	$113,451
Ingredion, Inc.	943	104,390
Archer-Daniels-Midland Co.[1]	1,969	90,239
Amgen, Inc.	482	88,973
Tyson Foods, Inc. — Class A1	1,204	82,895
Molson Coors Brewing Co. — Class B1	1,202	81,784
Pfizer, Inc.[1]	2,254	81,775
Edgewell Personal Care Co.*	1,602	80,837
CVS Health Corp.[1]	1,121	72,136
Medtronic plc[1]	824	70,543
Kraft Heinz Co.[1]	1,117	70,170
McKesson Corp.[1]	511	68,168
Cardinal Health, Inc.[1]	1,389	67,825
Procter & Gamble Co.[1]	781	60,965
Western Union Co.	2,970	60,380
Gilead Sciences, Inc.[1]	850	60,214
JM Smucker Co.[1]	555	59,651
US Foods Holding Corp.*	1,417	53,591
Zimmer Biomet Holdings, Inc.[1]	472	52,600
Conagra Brands, Inc.[1]	1,437	51,344
STERIS plc	487	51,140
Pilgrim’s Pride Corp.*	2,520	50,728
Eli Lilly & Co.[1]	586	50,003
Biogen, Inc.*,1	172	49,921
Johnson & Johnson[1]	407	49,385
Merck & Company, Inc.[1]	788	47,832
Boston Beer Company, Inc. — Class A*	150	44,955
Travelport Worldwide Ltd.	2,350	43,569
CoreLogic, Inc.*	819	42,506
Charles River Laboratories International, Inc.*	363	40,750
PepsiCo, Inc.[1]	364	39,629
Sanderson Farms, Inc.	371	39,011
Danaher Corp.[1]	382	37,696
Mylan N.V.*,1	1,005	36,321
United Therapeutics Corp.*	317	35,869
Prestige Brands Holdings, Inc.*	912	35,003
Darling Ingredients, Inc.*	1,752	34,830
Abbott Laboratories[1]	558	34,032
Colgate-Palmolive Co.[1]	507	32,858
Bristol-Myers Squibb Co.[1]	592	32,761
Performance Food Group Co.*	856	31,415
Altria Group, Inc.[1]	542	30,780
Quanta Services, Inc.*	908	30,327
Hill-Rom Holdings, Inc.	344	30,045
Kellogg Co.[1]	429	29,974
TreeHouse Foods, Inc.*	570	29,931
Baxter International, Inc.[1]	399	29,462
Allergan plc[1]	173	28,843
United Natural Foods, Inc.*	665	28,369
Dean Foods Co.	2,648	27,830
Celgene Corp.*,1	348	27,638
Sabre Corp.	1,109	27,326
United Rentals, Inc.*,1	183	27,015
Perrigo Company plc[1]	368	26,831
Kroger Co.[1]	922	26,231
Hologic, Inc.*,1	653	25,957
Regeneron Pharmaceuticals, Inc.*,1	72	24,839
Zoetis, Inc.[1]	281	23,938
Humana, Inc.[1]	80	23,811
Thermo Fisher Scientific, Inc.[1]	113	23,407
Philip Morris International, Inc.[1]	287	23,173
Sysco Corp.[1]	339	23,150
WellCare Health Plans, Inc.*,1	93	22,900
Cardtronics plc — Class A*	913	22,076
ResMed, Inc.[1]	208	21,544
Varian Medical Systems, Inc.*,1	182	20,697
Bruker Corp.	691	20,066
Church & Dwight Company, Inc.[1]	299	15,895
Lamb Weston Holdings, Inc.	227	15,552
Hershey Co.[1]	162	15,076
Total Consumer, Non-cyclical		3,054,828

Industrial - 18.9%
Regal Beloit Corp.	1,290	105,522
Genesee & Wyoming, Inc. — Class A*	1,064	86,525
Greenbrier Companies, Inc.	1,470	77,543
EMCOR Group, Inc.	925	70,467
AECOM*	2,127	70,255
Cummins, Inc.[1]	510	67,830
Kansas City Southern[1]	569	60,291
Snap-on, Inc.	367	58,984
EnerSys	672	50,158
Eaton Corporation plc[1]	648	48,431
Masco Corp.[1]	1,109	41,499
Arrow Electronics, Inc.*	544	40,952
Norfolk Southern Corp.[1]	267	40,282
Jabil, Inc.	1,451	40,135
Parker-Hannifin Corp.[1]	255	39,742
Dover Corp.[1]	536	39,235
Pentair plc	907	38,166
AGCO Corp.	612	37,161
Trinity Industries, Inc.	1,069	36,624
Vishay Intertechnology, Inc.	1,574	36,517
FedEx Corp.[1]	154	34,967
Benchmark Electronics, Inc.	1,184	34,514
Crane Co.	428	34,296
Union Pacific Corp.[1]	236	33,436
Gibraltar Industries, Inc.*	856	32,100
Owens Corning	453	28,707
Oshkosh Corp.	383	26,932
Acuity Brands, Inc.	232	26,882
Avnet, Inc.	626	26,849
Spirit AeroSystems Holdings, Inc. — Class A1	308	26,460
TE Connectivity Ltd.[1]	284	25,577
Belden, Inc.	416	25,426
Louisiana-Pacific Corp.	919	25,015
Mettler-Toledo International, Inc.*,1	43	24,881
Rexnord Corp.*	851	24,730
KBR, Inc.	1,319	23,636

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 119

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

Waters Corp.*,1	122	$23,618
Fluor Corp.	448	21,853
Corning, Inc.[1]	787	21,650
CSX Corp.[1]	335	21,366
Werner Enterprises, Inc.	569	21,366
Tech Data Corp.*	257	21,105
Coherent, Inc.*	133	20,804
J.B. Hunt Transport Services, Inc.[1]	170	20,664
Owens-Illinois, Inc.*	1,206	20,273
Caterpillar, Inc.[1]	143	19,401
Total Industrial		1,752,827

Technology - 10.9%
HP, Inc.[1]	3,065	69,545
Convergys Corp.	2,670	65,255
Skyworks Solutions, Inc.[1]	525	50,741
Cirrus Logic, Inc.*	1,269	48,641
DXC Technology Co.[1]	594	47,882
Cognizant Technology Solutions Corp. — Class A1	549	43,365
International Business Machines Corp.[1]	295	41,211
MAXIMUS, Inc.	630	39,129
Fidelity National Information Services, Inc.[1]	344	36,474
CA, Inc.[1]	1,021	36,399
ON Semiconductor Corp.*,1	1,615	35,910
Teradyne, Inc.	816	31,065
Amdocs Ltd.	441	29,190
Intel Corp.[1]	585	29,080
Dell Technologies Incorporated Class V — Class V*,1	314	26,558
Apple, Inc.[1]	143	26,471
Microsoft Corp.[1]	249	24,554
Oracle Corp.[1]	541	23,837
Paychex, Inc.[1]	347	23,717
Applied Materials, Inc.[1]	510	23,557
Lam Research Corp.[1]	136	23,508
Kulicke & Soffa Industries, Inc.	985	23,463
Accenture plc — Class A1	142	23,230
NetApp, Inc.[1]	294	23,088
Broadridge Financial Solutions, Inc.[1]	200	23,020
Western Digital Corp.[1]	296	22,913
Fiserv, Inc.*,1	309	22,894
Seagate Technology plc[1]	391	22,080
Broadcom, Inc.[1]	88	21,352
Leidos Holdings, Inc.	361	21,299
KLA-Tencor Corp.[1]	197	20,198
Icad, Inc.*	3,893	11,874
Total Technology		1,011,500

Utilities - 10.0%
National Fuel Gas Co.	2,042	108,144
Portland General Electric Co.	2,471	105,660
PNM Resources, Inc.	2,479	96,433
El Paso Electric Co.	1,608	95,033
Exelon Corp.[1]	2,051	87,373
Ameren Corp.[1]	1,407	85,616
UGI Corp.	1,486	77,376
Consolidated Edison, Inc.[1]	940	73,301
AES Corp.	3,189	42,765
Pinnacle West Capital Corp.	522	42,052
FirstEnergy Corp.[1]	876	31,457
Entergy Corp.[1]	365	29,488
PG&E Corp.[1]	668	28,430
OGE Energy Corp.	705	24,823
Total Utilities		927,951

Communications - 9.6%
Verizon Communications, Inc.[1]	1,676	84,320
Telephone & Data Systems, Inc.	2,786	76,392
News Corp. — Class A	3,870	59,985
InterDigital, Inc.	677	54,769
TEGNA, Inc.	4,710	51,104
Omnicom Group, Inc.[1]	628	47,898
Vonage Holdings Corp.*	3,040	39,186
Comcast Corp. — Class A1	1,186	38,913
Cisco Systems, Inc.[1]	896	38,555
Juniper Networks, Inc.[1]	1,295	35,509
Gray Television, Inc.*	2,243	35,439
Gannett Company, Inc.	3,286	35,160
AMC Networks, Inc. — Class A*	555	34,521
ARRIS International plc*	1,368	33,441
Motorola Solutions, Inc.[1]	260	30,256
New Media Investment Group, Inc.	1,529	28,256
MSG Networks, Inc. — Class A*	1,081	25,890
Scholastic Corp.	584	25,877
F5 Networks, Inc.*,1	139	23,971
ORBCOMM, Inc.*	2,301	23,240
Interpublic Group of Companies, Inc.	951	22,291
CDW Corp.[1]	269	21,732
Alphabet, Inc. — Class C*,1	19	21,197
Total Communications		887,902

Financial - 9.1%
Senior Housing Properties Trust REIT	5,555	100,490
VEREIT, Inc. REIT	10,012	74,489
Apartment Investment & Management Co. — Class A REIT	1,297	54,863
Ventas, Inc. REIT[1]	899	51,198
Allstate Corp.[1]	549	50,107
JPMorgan Chase & Co.[1]	462	48,140
Equity Commonwealth REIT*	1,437	45,266
Park Hotels & Resorts, Inc. REIT	1,429	43,770
Cousins Properties, Inc. REIT	4,077	39,506
Travelers Companies, Inc.[1]	314	38,415
Visa, Inc. — Class A1	270	35,761
Principal Financial Group, Inc.[1]	658	34,841
Prudential Financial, Inc.[1]	364	34,038
Host Hotels & Resorts, Inc. REIT[1]	1,587	33,438
Aflac, Inc.[1]	769	33,082
Brandywine Realty Trust REIT	1,951	32,933
Summit Hotel Properties, Inc. REIT	2,030	29,049
Bank of America Corp.[1]	871	24,554
CBRE Group, Inc. — Class A*,1	490	23,393

120 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

Franklin Resources, Inc.[1]	655	$20,993
Irish Bank Resolution Corporation Ltd.*,†††,2	16,638	—
Total Financial		848,326

Consumer, Cyclical - 6.2%
Allison Transmission Holdings, Inc.	1,748	70,776
Southwest Airlines Co.[1]	1,247	63,447
PACCAR, Inc.[1]	883	54,711
JetBlue Airways Corp.*	2,629	49,898
Copa Holdings S.A. — Class A	507	47,972
Lions Gate Entertainment Corp. — Class A	1,882	46,711
Delta Air Lines, Inc.[1]	838	41,515
Meritor, Inc.*	1,791	36,841
Lear Corp.[1]	153	28,429
Walgreens Boots Alliance, Inc.[1]	467	28,027
Casey’s General Stores, Inc.	246	25,850
Alaska Air Group, Inc.[1]	404	24,398
Yum! Brands, Inc.[1]	268	20,963
General Motors Co.[1]	505	19,897
Tailored Brands, Inc.	577	14,725
Total Consumer, Cyclical		574,160

Energy - 3.6%
Chevron Corp.[1]	657	83,064
Exxon Mobil Corp.[1]	757	62,627
Valero Energy Corp.[1]	519	57,521
ConocoPhillips[1]	375	26,107
Occidental Petroleum Corp.[1]	310	25,941
Williams Companies, Inc.[1]	879	23,830
Phillips 66[1]	202	22,687
HollyFrontier Corp.[1]	224	15,328
PBF Energy, Inc. — Class A	346	14,508
Total Energy		331,613

Basic Materials - 1.7%
Domtar Corp.	676	32,272
LyondellBasell Industries N.V. — Class A1	287	31,527
Huntsman Corp.	846	24,703
International Paper Co.[1]	442	23,020
Newmont Mining Corp.[1]	575	21,683
Alcoa Corp.*	452	21,190
Total Basic Materials		154,395

Total Common Stocks
(Cost $9,539,552)		9,543,502

MONEY MARKET FUND† - 11.8%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Class 1.72%[3]	1,090,411	1,090,411
Total Money Market Fund
(Cost $1,090,411)		1,090,411

Total Investments - 114.8%
(Cost $10,629,963)		$10,633,913
Other Assets & Liabilities, net - (14.8)%		(1,371,380)
Total Net Assets - 100.0%		$9,262,533

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation/ Depreciation
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Alpha Opportunity Portfolio Short Custom Basket Swap[4]	(1.53%)	At Maturity	02/01/19	$9,577,568	$(609,956)

OTC Custom Basket Swap Agreements††
Morgan Stanley	Alpha Opportunity Portfolio Long Custom Basket Swap[5]	2.34%	At Maturity	02/01/19	2,235,192	6,175

	Shares	Percentage Value	Unrealized Appreciation

CUSTOM BASKET OF LONG SECURITIES[5]
Boston Beer Company, Inc. — Class A*	35	76.5%	$4,724
El Paso Electric Co.	377	60.7%	3,751
Archer-Daniels-Midland Co.	462	49.6%	3,060
Senior Housing Properties Trust	1,304	45.6%	2,817
UGI Corp.	349	45.5%	2,809
Genesee & Wyoming, Inc. — Class A*	249	42.7%	2,638
Regal Beloit Corp.	303	40.1%	2,477
Travelport Worldwide Ltd.	551	38.0%	2,345
Valero Energy Corp.	121	36.7%	2,268
Cisco Systems, Inc.	210	35.3%	2,180
Chevron Corp.	154	33.0%	2,036
Ameren Corp.	330	31.9%	1,968
TreeHouse Foods, Inc.*	134	31.4%	1,938
Gray Television, Inc.*	526	31.1%	1,922
Telephone & Data Systems, Inc.	654	29.9%	1,847
Exelon Corp.	481	29.2%	1,805
PNM Resources, Inc.	582	29.2%	1,804

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Value	Unrealized Appreciation

Vishay Intertechnology, Inc.	369	28.5%	$1,762
Amgen, Inc.	113	25.6%	1,580
Exxon Mobil Corp.	177	24.3%	1,499
Portland General Electric Co.	580	23.3%	1,438
US Foods Holding Corp.*	332	23.3%	1,436
Allison Transmission Holdings, Inc.	410	22.0%	1,358
EMCOR Group, Inc.	217	21.9%	1,351
National Fuel Gas Co.	479	21.6%	1,334
Kroger Co.	216	21.5%	1,330
Dean Foods Co.	621	21.3%	1,315
Occidental Petroleum Corp.	72	21.2%	1,308
Dell Technologies Incorporated Class V — Class V*	73	20.9%	1,290
VEREIT, Inc.	2,351	20.8%	1,281
Park Hotels & Resorts, Inc.	335	20.4%	1,257
AMC Networks, Inc. — Class A*	130	19.4%	1,198
Procter & Gamble Co.	183	19.2%	1,186
NetApp, Inc.	69	19.1%	1,182
Medtronic plc	193	19.1%	1,181
Performance Food Group Co.*	201	18.1%	1,121
CoreLogic, Inc.*	192	18.0%	1,113
Merck & Company, Inc.	185	17.9%	1,107
Verizon Communications, Inc.	393	17.7%	1,095
WellCare Health Plans, Inc.*	21	17.5%	1,078
Snap-on, Inc.	86	17.3%	1,070
AES Corp.	749	14.0%	866
KBR, Inc.	309	13.3%	823
Jabil, Inc.	340	13.2%	815
Prestige Brands Holdings, Inc.*	214	13.0%	800
Norfolk Southern Corp.	62	12.8%	788
F5 Networks, Inc.*	32	12.6%	777
STERIS plc	114	12.6%	776
Teradyne, Inc.	191	12.2%	753
Pinnacle West Capital Corp.	122	10.8%	669
Convergys Corp.	626	10.6%	654
Skyworks Solutions, Inc.	123	10.0%	617
Fidelity National Information Services, Inc.	80	9.8%	602
EnerSys	157	9.0%	557
Kraft Heinz Co.	262	8.8%	544
PG&E Corp.	156	8.7%	534
Allergan plc	40	8.1%	500
Bristol-Myers Squibb Co.	139	8.0%	492
Consolidated Edison, Inc.	220	7.9%	491
Ventas, Inc.	211	7.9%	488
Motorola Solutions, Inc.	61	7.8%	483
Summit Hotel Properties, Inc.	476	7.7%	474
Juniper Networks, Inc.	304	7.7%	473
Regeneron Pharmaceuticals, Inc.*	16	7.6%	469
Union Pacific Corp.	55	7.6%	467
Darling Ingredients, Inc.*	411	7.1%	440
New Media Investment Group, Inc.	359	6.9%	425
Gannett Company, Inc.	771	6.8%	420
Domtar Corp.	158	6.8%	420
Gibraltar Industries, Inc.*	201	6.7%	412
Avnet, Inc.	147	6.4%	393
Western Union Co.	697	6.0%	368
Vonage Holdings Corp.*	713	5.9%	365
FirstEnergy Corp.	205	5.8%	358
Charles River Laboratories International, Inc.*	85	5.8%	355
Entergy Corp.	85	5.6%	344
Brandywine Realty Trust	458	5.5%	343
PepsiCo, Inc.	85	5.4%	335
Kellogg Co.	100	5.2%	324
Casey's General Stores, Inc.	57	4.9%	300
CSX Corp.	78	4.7%	290
Sabre Corp.	260	4.5%	280
Cardtronics plc — Class A*	214	4.3%	266
Church & Dwight Company, Inc.	70	3.8%	237
Greenbrier Companies, Inc.	345	3.6%	224
Apartment Investment & Management Co. — Class A	304	3.6%	224
Equity Commonwealth*	337	3.2%	200
J.B. Hunt Transport Services, Inc.	40	3.2%	199
Interpublic Group of Companies, Inc.	223	2.8%	173
Colgate-Palmolive Co.	119	2.7%	170
Humana, Inc.	18	2.7%	167
Sysco Corp.	79	2.6%	162
Lamb Weston Holdings, Inc.	53	2.3%	139
Eaton Corporation plc	152	2.1%	128
MSG Networks, Inc. — Class A*	253	1.8%	114
OGE Energy Corp.	165	1.8%	108
ConocoPhillips	88	1.5%	93
Edgewell Personal Care Co.*	376	1.3%	83
Acuity Brands, Inc.	54	1.1%	69
Cognizant Technology Solutions Corp. — Class A	128	1.1%	67
Altria Group, Inc.	127	1.0%	63
Kulicke & Soffa Industries, Inc.	231	0.6%	36
Hershey Co.	38	0.6%	36
Accenture plc — Class A	33	0.5%	32
LyondellBasell Industries N.V. — Class A	67	0.3%	17
Philip Morris International, Inc.	67	0.0%	2
Broadridge Financial Solutions, Inc.	47	0.0%	1
ORBCOMM, Inc.*	540	0.0%	—

122 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Value	Unrealized Depreciation

CA, Inc.	239	(0.0%)	$(1)
Rexnord Corp.*	199	(0.1%)	(9)
Cousins Properties, Inc.	957	(0.1%)	(9)
Hologic, Inc.*	153	(0.2%)	(12)
Trinity Industries, Inc.	251	(0.8%)	(51)
CBRE Group, Inc. — Class A*	115	(1.0%)	(60)
United Natural Foods, Inc.*	156	(1.2%)	(76)
Paychex, Inc.	81	(1.4%)	(85)
Johnson & Johnson	95	(1.4%)	(86)
Scholastic Corp.	137	(1.5%)	(90)
TEGNA, Inc.	1,106	(1.7%)	(105)
Eli Lilly & Co.	137	(2.0%)	(123)
Omnicom Group, Inc.	147	(2.0%)	(124)
Host Hotels & Resorts, Inc.	372	(2.1%)	(132)
Mettler-Toledo International, Inc.*	10	(2.2%)	(133)
Baxter International, Inc.	93	(2.2%)	(135)
Werner Enterprises, Inc.	133	(2.3%)	(141)
Alcoa Corp.*	106	(2.3%)	(142)
Alphabet, Inc. — Class C*	4	(2.4%)	(151)
Waters Corp.*	28	(2.5%)	(154)
ResMed, Inc.	49	(2.6%)	(159)
Visa, Inc. — Class A	63	(2.6%)	(163)
Microsoft Corp.	58	(2.7%)	(165)
Leidos Holdings, Inc.	84	(2.8%)	(170)
Zoetis, Inc.	66	(2.8%)	(173)
Fiserv, Inc.*	72	(2.8%)	(176)
Newmont Mining Corp.	135	(2.9%)	(179)
Allstate Corp.	129	(2.9%)	(180)
Phillips 66	47	(3.0%)	(188)
Franklin Resources, Inc.	153	(3.1%)	(190)
Apple, Inc.	33	(3.1%)	(193)
United Therapeutics Corp.*	74	(3.2%)	(195)
CDW Corp.	63	(3.2%)	(199)
Conagra Brands, Inc.	359	(3.3%)	(204)
Williams Companies, Inc.	206	(3.4%)	(207)
Comcast Corp. — Class A	278	(3.5%)	(218)
Oshkosh Corp.	90	(3.5%)	(219)
Kansas City Southern	133	(3.6%)	(223)
Thermo Fisher Scientific, Inc.	26	(3.6%)	(225)
Seagate Technology plc	91	(3.9%)	(239)
Louisiana-Pacific Corp.	215	(4.0%)	(244)
Abbott Laboratories	131	(4.0%)	(246)
Corning, Inc.	184	(4.0%)	(248)
HollyFrontier Corp.	52	(4.2%)	(256)
Gilead Sciences, Inc.	199	(4.2%)	(259)
Bank of America Corp.	204	(4.3%)	(267)
Oracle Corp.	127	(4.7%)	(288)
Caterpillar, Inc.	33	(4.9%)	(302)
Pentair plc	213	(4.9%)	(304)
Benchmark Electronics, Inc.	278	(5.1%)	(313)
Yum! Brands, Inc.	63	(5.2%)	(321)
Pfizer, Inc.	529	(5.3%)	(325)
Quanta Services, Inc.*	213	(5.6%)	(344)
Danaher Corp.	89	(5.6%)	(345)
Amdocs Ltd.	103	(6.1%)	(376)
Varian Medical Systems, Inc.*	42	(6.1%)	(377)
Dover Corp.	125	(6.3%)	(390)
Walgreens Boots Alliance, Inc.	109	(6.4%)	(395)
Hill-Rom Holdings, Inc.	80	(6.5%)	(402)
Alaska Air Group, Inc.	94	(6.7%)	(415)
JPMorgan Chase & Co.	108	(6.9%)	(426)
Spirit AeroSystems Holdings, Inc. — Class A	72	(7.0%)	(435)
JetBlue Airways Corp.*	617	(7.1%)	(439)
Delta Air Lines, Inc.	196	(7.2%)	(442)
Applied Materials, Inc.	119	(7.2%)	(444)
PBF Energy, Inc. — Class A	81	(7.4%)	(458)
ARRIS International plc*	321	(7.6%)	(469)
Arrow Electronics, Inc.*	127	(7.6%)	(470)
Aflac, Inc.	180	(7.7%)	(474)
KLA-Tencor Corp.	46	(7.8%)	(482)
Travelers Companies, Inc.	73	(7.8%)	(484)
General Motors Co.	118	(7.9%)	(486)
International Paper Co.	103	(8.1%)	(497)
Broadcom, Inc.	20	(8.2%)	(505)
Bruker Corp.	162	(8.5%)	(523)
Meritor, Inc.*	420	(8.7%)	(539)
Lam Research Corp.	31	(8.8%)	(545)
Tailored Brands, Inc.	101	(9.2%)	(571)
Lear Corp.	36	(9.8%)	(602)
Lions Gate Entertainment Corp. — Class A	442	(9.8%)	(607)
TE Connectivity Ltd.	66	(9.9%)	(613)
Masco Corp.	260	(10.3%)	(635)
Zimmer Biomet Holdings, Inc.	111	(10.7%)	(663)
Celgene Corp.*	81	(10.9%)	(671)
MAXIMUS, Inc.	148	(11.1%)	(687)
Icad, Inc.*	1,576	(11.6%)	(717)
InterDigital, Inc.	159	(11.7%)	(724)
United Rentals, Inc.*	43	(11.8%)	(726)
Perrigo Company plc	86	(12.1%)	(746)
Western Digital Corp.	69	(12.1%)	(747)
Huntsman Corp.	198	(12.5%)	(774)
HP, Inc.	719	(12.6%)	(780)
Intel Corp.	137	(12.7%)	(782)
ON Semiconductor Corp.*	379	(12.7%)	(785)
Parker-Hannifin Corp.	60	(12.8%)	(790)
News Corp. — Class A	908	(13.8%)	(854)
Kimberly-Clark Corp.	253	(14.2%)	(874)
JM Smucker Co.	130	(14.2%)	(880)
Mylan N.V.*	236	(14.9%)	(917)
Fluor Corp.	105	(15.2%)	(941)
CVS Health Corp.	263	(15.5%)	(957)
AGCO Corp.	143	(16.6%)	(1,025)
International Business Machines Corp.	69	(17.9%)	(1,105)
Crane Co.	100	(19.2%)	(1,184)
Belden, Inc.	97	(19.8%)	(1,223)
Prudential Financial, Inc.	85	(20.7%)	(1,278)
DXC Technology Co.	139	(21.0%)	(1,297)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Value	Unrealized Appreciation (Depreciation)

AECOM*	499	(21.2%)	$(1,307)
FedEx Corp.	36	(21.2%)	(1,309)
Tech Data Corp.*	60	(22.0%)	(1,361)
Cirrus Logic, Inc.*	298	(22.8%)	(1,409)
Owens-Illinois, Inc.*	283	(22.9%)	(1,414)
Principal Financial Group, Inc.	154	(24.7%)	(1,523)
Sanderson Farms, Inc.	87	(25.4%)	(1,569)
Biogen, Inc.*	40	(25.5%)	(1,577)
Coherent, Inc.*	31	(26.0%)	(1,607)
Tyson Foods, Inc. — Class A	282	(27.8%)	(1,716)
PACCAR, Inc.	207	(32.8%)	(2,024)
Owens Corning	106	(33.5%)	(2,069)
McKesson Corp.	120	(34.5%)	(2,131)
Southwest Airlines Co.	292	(35.1%)	(2,169)
Pilgrim's Pride Corp.*	591	(52.8%)	(3,262)
Molson Coors Brewing Co. — Class B	282	(53.5%)	(3,301)
Copa Holdings S.A. — Class A	119	(54.4%)	(3,358)
Cummins, Inc.	119	(57.2%)	(3,533)
Ingredion, Inc.	221	(72.3%)	(4,466)
Cardinal Health, Inc.	326	(76.1%)	(4,699)
Total Custom Basket of Long Securities			6,175

CUSTOM BASKET OF SHORT SECURITIES[4]
Healthcare Services Group, Inc.	(1,899)	(2.0%)	11,978
Albemarle Corp.	(290)	(1.9%)	11,830
ABM Industries, Inc.	(2,376)	(1.8%)	10,737
NewMarket Corp.	(291)	(1.7%)	10,235
Goldman Sachs Group, Inc.	(370)	(1.6%)	9,599
LendingTree, Inc.*	(104)	(1.1%)	6,740
National Instruments Corp.	(977)	(1.1%)	6,510
Sensient Technologies Corp.	(568)	(0.9%)	5,686
Charles Schwab Corp.	(1,117)	(0.6%)	3,662
Nucor Corp.	(548)	(0.5%)	3,219
Robert Half International, Inc.	(627)	(0.5%)	2,951
Texas Capital Bancshares, Inc.*	(366)	(0.5%)	2,885
Marriott International, Inc. — Class A	(231)	(0.5%)	2,852
Halliburton Co.	(958)	(0.4%)	2,667
SEI Investments Co.	(449)	(0.4%)	2,574
Workday, Inc. — Class A*	(232)	(0.4%)	2,503
Compass Minerals International, Inc.	(1,100)	(0.4%)	2,453
Camden Property Trust	(728)	(0.4%)	2,279
First Horizon National Corp.	(1,911)	(0.4%)	2,227
Pinnacle Financial Partners, Inc.	(799)	(0.3%)	2,123
Capitol Federal Financial, Inc.	(6,292)	(0.3%)	2,111
Ball Corp.	(717)	(0.3%)	2,046
Air Products & Chemicals, Inc.	(189)	(0.3%)	1,845
Sterling Bancorp	(1,723)	(0.3%)	1,788
Valley National Bancorp	(3,843)	(0.3%)	1,745
Markel Corp.*	(115)	(0.3%)	1,570
Palo Alto Networks, Inc.*	(134)	(0.2%)	1,519
Martin Marietta Materials, Inc.	(199)	(0.2%)	1,427
Sealed Air Corp.	(861)	(0.2%)	1,414
FireEye, Inc.*	(1,586)	(0.2%)	1,410
salesforce.com, Inc.*	(528)	(0.2%)	1,406
Summit Materials, Inc. — Class A*	(1,016)	(0.2%)	1,333
People's United Financial, Inc.	(1,539)	(0.2%)	1,321
Mosaic Co.	(936)	(0.2%)	1,305
New York Community Bancorp, Inc.	(2,341)	(0.2%)	1,221
BB&T Corp.	(581)	(0.2%)	1,201
McDonald's Corp.	(221)	(0.2%)	1,192
Avery Dennison Corp.	(272)	(0.2%)	1,083
Aon plc	(201)	(0.2%)	1,077
Huntington Bancshares, Inc.	(1,822)	(0.2%)	1,061
RenaissanceRe Holdings Ltd.	(310)	(0.2%)	976
JBG SMITH Properties	(799)	(0.1%)	876
TripAdvisor, Inc.*	(473)	(0.1%)	833
Associated Banc-Corp.	(1,234)	(0.1%)	759
Schlumberger Ltd.	(539)	(0.1%)	718
Investors Bancorp, Inc.	(3,799)	(0.1%)	713
Wendy's Co.	(3,441)	(0.1%)	698
Waste Management, Inc.	(360)	(0.1%)	671
Nielsen Holdings plc	(877)	(0.1%)	421
MarketAxess Holdings, Inc.	(236)	(0.1%)	394
Intercontinental Exchange, Inc.	(366)	(0.1%)	349
Washington Federal, Inc.	(858)	(0.1%)	343
Duke Energy Corp.	(381)	(0.0%)	309
Charter Communications, Inc. — Class A*	(127)	(0.0%)	161
Alleghany Corp.	(48)	(0.0%)	146
Crown Castle International Corp.	(647)	(0.0%)	104
Aramark	(1,847)	(0.0%)	45
Royal Gold, Inc.	(299)	0.0%	(26)
IBERIABANK Corp.	(395)	0.0%	(44)
First Republic Bank	(689)	0.0%	(51)
Platform Specialty Products Corp.*	(2,286)	0.0%	(54)
PPG Industries, Inc.	(268)	0.0%	(73)
WR Grace & Co.	(762)	0.0%	(114)
Essex Property Trust, Inc.	(178)	0.0%	(193)
ServiceNow, Inc.*	(179)	0.0%	(268)
Vulcan Materials Co.	(476)	0.1%	(352)
Republic Services, Inc. — Class A	(431)	0.1%	(354)
Multi-Color Corp.	(569)	0.1%	(409)
Signature Bank*	(236)	0.1%	(455)
AptarGroup, Inc.	(701)	0.1%	(499)
KAR Auction Services, Inc.	(722)	0.1%	(508)

124 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2018
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Value	Unrealized Depreciation

Everest Re Group Ltd.	(122)	0.1%	$(560)
Marsh & McLennan Companies, Inc.	(338)	0.1%	(572)
Commercial Metals Co.	(2,780)	0.1%	(719)
MSA Safety, Inc.	(641)	0.1%	(768)
Allegheny Technologies, Inc.*	(2,207)	0.2%	(976)
Equifax, Inc.	(250)	0.2%	(1,000)
National Oilwell Varco, Inc.	(912)	0.2%	(1,215)
NiSource, Inc.	(1,317)	0.2%	(1,334)
Sherwin-Williams Co.	(178)	0.2%	(1,476)
Dominion Energy, Inc.	(1,060)	0.2%	(1,480)
Equinix, Inc.	(115)	0.2%	(1,486)
Tesla, Inc.*	(54)	0.2%	(1,496)
Texas Roadhouse, Inc. — Class A	(455)	0.3%	(1,545)
Alexandria Real Estate Equities, Inc.	(715)	0.3%	(1,589)
Invitation Homes, Inc.	(2,555)	0.3%	(1,712)
Vornado Realty Trust	(870)	0.3%	(1,794)
DTE Energy Co.	(288)	0.3%	(1,944)
Costco Wholesale Corp.	(135)	0.3%	(2,000)
Terreno Realty Corp.	(2,669)	0.3%	(2,014)
Amazon.com, Inc.*	(18)	0.3%	(2,071)
Extraction Oil & Gas, Inc.*	(2,582)	0.3%	(2,072)
American Tower Corp. — Class A	(344)	0.4%	(2,182)
Alliant Energy Corp.	(821)	0.4%	(2,283)
WEC Energy Group, Inc.	(467)	0.4%	(2,311)
Realty Income Corp.	(836)	0.4%	(2,334)
Cannae Holdings, Inc.*	(2,168)	0.4%	(2,368)
Eversource Energy	(529)	0.4%	(2,524)
Douglas Emmett, Inc.	(1,780)	0.4%	(2,530)
Parsley Energy, Inc. — Class A*	(990)	0.4%	(2,627)
IHS Markit Ltd.*	(2,598)	0.4%	(2,630)
Equity LifeStyle Properties, Inc.	(1,108)	0.4%	(2,656)
Eaton Vance Corp.	(573)	0.4%	(2,696)
Federal Realty Investment Trust	(237)	0.4%	(2,711)
Glacier Bancorp, Inc.	(810)	0.5%	(2,758)
TransDigm Group, Inc.	(122)	0.5%	(3,090)
AvalonBay Communities, Inc.	(227)	0.5%	(3,113)
FactSet Research Systems, Inc.	(214)	0.5%	(3,255)
Boston Properties, Inc.	(612)	0.6%	(3,491)
SBA Communications Corp.*	(315)	0.6%	(3,570)
Equity Residential	(452)	0.6%	(3,666)
HCP, Inc.	(1,817)	0.6%	(3,672)
RPM International, Inc.	(541)	0.7%	(3,974)
Ellie Mae, Inc.*	(248)	0.7%	(4,016)
Booking Holdings, Inc.*	(21)	0.7%	(4,126)
Gartner, Inc.*	(348)	0.7%	(4,171)
Ashland Global Holdings, Inc.	(569)	0.7%	(4,243)
Covanta Holding Corp.	(8,472)	0.7%	(4,277)
Hudson Pacific Properties, Inc.	(1,406)	0.7%	(4,323)
CyrusOne, Inc.	(912)	0.7%	(4,323)
Rexford Industrial Realty, Inc.	(2,071)	0.7%	(4,476)
SL Green Realty Corp.	(554)	0.7%	(4,536)
Redwood Trust, Inc.	(2,511)	0.7%	(4,565)
American Water Works Company, Inc.	(804)	0.8%	(4,770)
Digital Realty Trust, Inc.	(705)	0.8%	(4,903)
Diamondback Energy, Inc.	(294)	0.8%	(5,052)
Howard Hughes Corp.*	(551)	0.8%	(5,098)
American Campus Communities, Inc.	(1,668)	0.8%	(5,111)
South Jersey Industries, Inc.	(1,222)	0.8%	(5,122)
Pegasystems, Inc.	(682)	0.8%	(5,127)
Healthcare Trust of America, Inc. — Class A	(4,058)	0.9%	(5,342)
White Mountains Insurance Group Ltd.	(78)	0.9%	(5,782)
Cornerstone OnDemand, Inc.*	(644)	1.0%	(5,839)
Axis Capital Holdings Ltd.	(1,235)	1.0%	(5,914)
Under Armour, Inc. — Class A*	(1,532)	1.0%	(6,105)
PriceSmart, Inc.	(892)	1.0%	(6,206)
Public Storage	(298)	1.2%	(7,077)
Tyler Technologies, Inc.*	(218)	1.2%	(7,311)
SPS Commerce, Inc.*	(528)	1.2%	(7,324)
Ultimate Software Group, Inc.*	(149)	1.2%	(7,590)
Southern Copper Corp.	(2,148)	1.3%	(7,625)
Duke Realty Corp.	(2,086)	1.3%	(8,077)
Hess Corp.	(958)	1.4%	(8,471)
RLI Corp.	(1,237)	1.4%	(8,624)
Sun Communities, Inc.	(1,257)	1.4%	(8,631)
Pool Corp.	(270)	1.4%	(8,710)
WD-40 Co.	(219)	1.4%	(8,807)
HB Fuller Co.	(2,490)	1.5%	(8,916)
Moody's Corp.	(370)	1.5%	(8,993)
Monolithic Power Systems, Inc.	(437)	1.5%	(9,094)
Kilroy Realty Corp.	(931)	1.5%	(9,359)
Vail Resorts, Inc.	(147)	1.5%	(9,392)
Semtech Corp.*	(696)	1.6%	(9,466)
Retail Opportunity Investments Corp.	(4,326)	1.6%	(9,514)
UDR, Inc.	(2,340)	1.6%	(9,799)
Tetra Tech, Inc.	(1,187)	1.7%	(10,117)
Ingevity Corp.*	(473)	1.7%	(10,586)
CarMax, Inc.*	(1,223)	1.7%	(10,660)
Ollie's Bargain Outlet Holdings, Inc.*	(369)	1.8%	(10,735)
EastGroup Properties, Inc.	(848)	1.8%	(10,969)
PTC, Inc.*	(345)	1.8%	(11,245)
Mobile Mini, Inc.	(2,431)	1.9%	(11,645)
MSCI, Inc. — Class A	(314)	2.0%	(11,864)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 125

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2018
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Value	Unrealized Depreciation

FMC Corp.	(670)	2.1%	$(12,518)
Balchem Corp.	(1,040)	2.1%	(12,529)
Crocs, Inc.*	(1,426)	2.4%	(14,354)
TransUnion	(859)	2.4%	(14,829)
Shake Shack, Inc. — Class A*	(574)	2.4%	(14,844)
ASGN, Inc.*	(1,556)	2.5%	(15,282)
Ecolab, Inc.	(860)	2.6%	(15,569)
Insperity, Inc.	(527)	3.1%	(18,919)
Rollins, Inc.	(2,611)	3.3%	(20,268)
Verisk Analytics, Inc. — Class A*	(1,260)	3.5%	(21,165)
Exponent, Inc.	(2,257)	3.9%	(23,540)
Cintas Corp.	(703)	4.0%	(24,511)
Team, Inc.*	(2,723)	4.5%	(27,424)
Copart, Inc.*	(1,348)	4.5%	(27,645)
CoStar Group, Inc.*	(326)	5.3%	(32,168)
Total Custom Basket of Short Securities			(609,956)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as custom basket swap collateral at June 30, 2018.
[2]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $0, (cost $101,261) or 0.0% of total net assets.
[3]	Rate indicated is the 7 day yield as of June 30, 2018.
[4]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2018.
[5]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$9,543,502	$—	$	—*	$9,543,502
Money Market Fund	1,090,411	—		—	1,090,411
Custom Basket Swap Agreements**	—	6,175		—	6,175
Total Assets	$10,633,913	$6,175		$—	$10,640,088

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements**	$—	$609,956	$—	$609,956

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/(depreciation) at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

126 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

Assets:
Investments, at value (cost $10,629,963)	$10,633,913
Unrealized appreciation on swap agreements	6,175
Prepaid expenses	665
Receivables:
Dividends	15,615
Interest	791
Fund shares sold	70
Total assets	10,657,229

Liabilities:
Overdraft due to custodian bank	921
Unrealized depreciation on swap agreements	609,956
Payable for:
Swap settlement	746,982
Transfer agent/maintenance fees	4,143
Fund shares redeemed	2,208
Management fees	2,124
Distribution and service fees	2,052
Trustees’ fees*	258
Miscellaneous	26,052
Total liabilities	1,394,696
Commitments and contingent liabilities (Note 13)	—
Net assets	$9,262,533

Net assets consist of:
Paid in capital	$9,037,662
Undistributed net investment income	10,479
Accumulated net realized gain on investments	814,223
Net unrealized depreciation on investments	(599,831)
Net assets	$9,262,533
Capital shares outstanding	508,711
Net asset value per share	$18.21

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2018

Investment Income:
Dividends (net of foreign withholding tax of $74)	$119,337
Interest	3,028
Total investment income	122,365

Expenses:
Management fees	51,023
Distribution and service fees	14,173
Transfer agent/maintenance fees	12,332
Professional fees	17,259
Fund accounting/administration fees	12,397
Trustees’ fees*	6,761
Custodian fees	5,455
Line of credit fees	45
Miscellaneous	5,758
Total expenses	125,203
Less:
Expenses reimbursed by Adviser	(523)
Expenses waived by Adviser	(12,794)
Total waived expenses	(13,317)
Net expenses	111,886
Net investment income	10,479

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	816,041
Swap agreements	(1,218,301)
Net realized loss	(402,260)
Net change in unrealized appreciation (depreciation) on:
Investments	(802,321)
Swap agreements	116,492
Net change in unrealized appreciation (depreciation)	(685,829)
Net realized and unrealized loss	(1,088,089)
Net decrease in net assets resulting from operations	$(1,077,610)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 127

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$10,479	$(28,603)
Net realized gain (loss) on investments	(402,260)	1,207,189
Net change in unrealized appreciation (depreciation) on investments	(685,829)	(306,349)
Net increase (decrease) in net assets resulting from operations	(1,077,610)	872,237

Capital share transactions:
Proceeds from sale of shares	64,513	233,931
Cost of shares redeemed	(2,041,015)	(1,981,860)
Net decrease from capital share transactions	(1,976,502)	(1,747,929)
Net decrease in net assets	(3,054,112)	(875,692)

Net assets:
Beginning of period	12,316,645	13,192,337
End of period	$9,262,533	$12,316,645
Undistributed net investment income at end of period	$10,479	$—

Capital share activity:
Shares sold	3,283	12,271
Shares redeemed	(108,775)	(103,565)
Net decrease in shares	(105,492)	(91,294)

128 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Z (ALPHA OPPORTUNITY SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2018[a]	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Per Share Data
Net asset value, beginning of period	$20.05	$18.70	$16.59	$27.33	$25.00	$19.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.04)	(.21)	(.43)	(.43)	(.15)
Net gain (loss) on investments (realized and unrealized)	(1.86)	1.39	2.32	(.69)	2.76	5.60
Total from investment operations	(1.84)	1.35	2.11	(1.12)	2.33	5.45
Less distributions from:
Net realized gains	—	—	—	(9.62)	—	—
Total distributions	—	—	—	(9.62)	—	—
Net asset value, end of period	$18.21	$20.05	$18.70	$16.59	$27.33	$25.00

Total Return[c]	(9.18%)	7.22%	12.79%	(4.69%)	9.36%	27.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,263	$12,317	$13,192	$12,548	$15,611	$16,707
Ratios to average net assets:
Net investment income (loss)	0.18%	(0.23%)	(1.18%)	(2.03%)	(1.65%)	(0.69%)
Total expenses	2.21%	2.48%	2.92%	3.54%	2.71%	3.03%
Net expenses[d,e]	2.00%	2.22%[f]	2.92%	3.46%	2.33%	2.44%
Portfolio turnover rate	141%	182%	198%	446%	—	548%

[a]	Unaudited figures for the period ended June 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Net expenses may include expenses that are excluded from the expense limitation agreements. Excluding those amounts, the net expense ratios for the periods presented would be:

06/30/18	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
2.00%	2.13%	2.35%	2.35%	2.32%	2.35%

[f]	The portion of the ratio of net expenses to average net assets attributable to recoupments of prior fee reductions of expense reimbursements is 0.15%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 129

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately. At June 30, 2018, the Trust consisted of fourteen funds.

This report covers the Series A (StylePlus—Large Core Series), Series B (Large Cap Value Series), Series D (World Equity Income Series), Series E (Total Return Bond Series), Series F (Floating Rate Strategies Series), Series J (StylePlus—Mid Growth Series), Series N (Managed Asset Allocation Series), Series O (All Cap Value Series), Series P (High Yield Series), Series Q (Small Cap Value Series), Series V (Mid Cap Value Series), Series X (StylePlus—Small Growth Series), Series Y (StylePlus—Large Growth Series) and Series Z (Alpha Opportunity Series) (the “Funds”), each of which is a diversified investment company.

Security Investors, LLC and Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Partners Investment Management, LLC provides advisory services to Series F (Floating Rate Strategies Series) and Security Investors, LLC provides advisory services to the remaining Funds covered in this report. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at their last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unrealiable, such investment is fair valued by the Valuation Committee.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter (“OTC”) options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

The value of equity swaps with custom portfolio baskets shall be computed by using the last exchange sale price for each underlying equity security within the swap agreement. A custom portfolio equity swap will be adjusted to include dividends accrued, financing charges and/or interest, as applicable, under the swap agreement.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying security.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Senior Loans

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments. The interest rate indicated is the rate in effect at June 30, 2018.

(d) Interests in Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

(f) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(g) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(h) Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(i) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(j) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated

132 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively. Cash flows received in excess of the effective yield are reflected as a return of capital.

(k) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

(l) Expenses

Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

(m) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended June 30, 2018, there were no earnings credits received.

(n) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.91% at June 30, 2018.

(o) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of Securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(p) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 133

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Fund’s use and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Number of Contracts	Average Notional Amount
Series E (Total Return Bond Series)	Duration, Hedge	780	$8,050,276

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Fund’s use and volume of futures on a quarterly basis:

		Average Notional Amount
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index exposure	$4,929,594	$—
Series D (World Equity Income Series)	Hedge	—	22,777,781
Series J (StylePlus—Mid Growth Series)	Index exposure	4,540,876	—
Series N (Managed Asset Allocation Series)	Index exposure, Speculation	22,837,520	982,612
Series X (StylePlus—Small Growth Series)	Index exposure	2,012,500	—
Series Y (StylePlus—Large Growth Series)	Index exposure	864,464	—

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party. For Funds utilizing interest rate swaps, the exchange bears the risk of loss.

Total return swaps and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional Amount
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index exposure	$179,843,300	$—
Series J (StylePlus—Mid Growth Series)	Index exposure	137,158,487	—
Series X (StylePlus—Small Growth Series)	Index exposure	32,466,258	—
Series Y (StylePlus—Large Growth Series)	Index exposure	33,879,482	—
Series Z (Alpha Opportunity Series)	Hedge, Leverage	2,664,630	10,504,824

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 135

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps, based on floating rate type, on a quarterly basis:

			Average Notional Amount
Fund	Use	Pay	Receive
Series E (Total Return Bond Series)	Duration, Hedge	$—	$35,825,000

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Fund’s use, and volume of forward foreign currency exchange contracts on a quarterly basis:

		Average Value
Fund	Use	Purchased	Sold
Series E (Total Return Bond Series)	Hedge, Income	$2,067,637	$334,750
Series P (High Yield Series)	Hedge	2,628,243	—

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2018:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Variation margin on swap agreements
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Investments in unaffiliated issuers, at value
	Variation margin on futures contracts	Variation margin on futures contracts
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
	Variation margin on futures contracts	Variation margin on futures contracts

136 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2018:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Currency Risk*	Futures Interest Rate Risk*	Swaps Interest Rate Risk*	Options Purchased Equity Risk	Forward Foreign Currency Exchange Contracts Risk	Total Value at June 30, 2018
Series A (StylePlus—Large Core Series)	$—	$8,451,050	$—	$—	$—	$—	$—	$8,451,050
Series D (World Equity Income Series)	—	—	351,078	—	—	—	—	351,078
Series E (Total Return Bond Series)	—	—	—	—	253,549	23,106	145,470	422,125
Series J (StylePlus—Mid Growth Series)	—	6,493,646	—	—	—	—	—	6,493,646
Series N (Managed Asset Allocation Series)	3,679	—	341	36,165	—	—	—	40,185
Series P (High Yield Series)	—	—	—	—	—	—	35,346	35,346
Series X (StylePlus—Small Growth Series)	—	2,436,573	—	—	—	—	—	2,436,573
Series Y (StylePlus—Large Growth Series)	—	2,168,471	—	—	—	—	—	2,168,471
Series Z (Alpha Opportunity Series)	—	6,175	—	—	—	—	—	6,175

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Currency Risk*	Futures Interest Rate Risk*	Swaps Interest Rate Risk*	Options Purchased Equity Risk	Forward Foreign Currency Exchange Contracts Risk	Total Value at June 30, 2018
Series A (StylePlus—Large Core Series)	$171,860	$—	$—	$—	$—	$—	$—	$171,860
Series D (World Equity Income Series)	—	—	15,031	—	—	—	—	15,031
Series E (Total Return Bond Series)	—	—	—	—	—	—	167	167
Series J (StylePlus—Mid Growth Series)	224,211	—	—	—	—	—	—	224,211
Series N (Managed Asset Allocation Series)	290,700	—	—	871	—	—	—	291,571
Series X (StylePlus—Small Growth Series)	66,763	—	—	—	—	—	—	66,763
Series Y (StylePlus—Large Growth Series)	8,320	—	—	—	—	—	—	8,320
Series Z (Alpha Opportunity Series)	—	609,956	—	—	—	—	—	609,956

*	Includes cumulative appreciation (depreciation) of futures contracts and interest rate swap agreements as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 137

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2018:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2018:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Currency Risk	Futures Interest Rate Risk	Swaps Interest Rate Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Total
Series A (StylePlus—Large Core Series)	$136,691	$6,089,606	$—	$—	$—	$—	$—	$6,226,297
Series D (World Equity Income Series)		—	(261,668)	—	—	—	—	(261,668)
Series E (Total Return Bond Series)	—	—	—	—	1,251,301	—	(59,881)	1,191,420
Series J (StylePlus—Mid Growth Series)	269,562	8,896,223	—	—	—	—	—	9,165,785
Series N (Managed Asset Allocation Series)	480,060	—	(9,539)	(292,429)	—	—	—	178,092
Series P (High Yield Series)	—	—	—	—	—	—	5,885	5,885
Series X (StylePlus—Small Growth Series)	88,447	1,049,320	—	—	—	—	—	1,137,767
Series Y (StylePlus—Large Growth Series)	21,720	3,225,536	—	—	—	—	—	3,247,256
Series Z (Alpha Opportunity Series)	—	(1,218,301)	—	—	—	—	—	(1,218,301)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Currency Risk	Futures Interest Rate Risk	Swaps Interest Rate Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Total
Series A (StylePlus—Large Core Series)	$(184,432)	$(2,433,124)	$—	$—	$—	$—	$—	$(2,617,556)
Series D (World Equity Income Series)	—	—	336,047	—	—	—	—	336,047
Series E (Total Return Bond Series)	—	—	—	—	(102,435)	(191,001)	128,379	(165,057)
Series J (StylePlus—Mid Growth Series)	(231,584)	(1,837,616)	—	—	—	—	—	(2,069,200)
Series N (Managed Asset Allocation Series)	(448,600)	—	712	87,301	—	—	—	(360,587)
Series P (High Yield Series)	—	—	—	—	—	—	68,675	68,675
Series X (StylePlus—Small Growth Series)	(76,377)	1,562,909	—	—	—	—	—	1,486,532
Series Y (StylePlus—Large Growth Series)	(10,178)	(517,007)	—	—	—	—	—	(527,185)
Series Z (Alpha Opportunity Series)	—	116,492	—	—	—	—	—	116,492

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

138 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 139

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Series A (StylePlus—Large Core Series)	Swap equity contracts	$8,451,050	$—	$8,451,050	$—	$(6,480,000)	$1,971,050
Series E (Total Return Bond Series)	Options contracts	23,106	—	23,106	—	—	23,106
	Forward foreign currency exchange contracts	145,470	—	145,470	(167)	(110,000)	35,303
Series J (StylePlus—Mid Growth Series)	Swap equity contracts	6,493,646	—	6,493,646	—	(5,700,000)	793,646
Series P (High Yield Series)	Forward foreign currency exchange contracts	35,346	—	35,346	—	—	35,346
Series X (StylePlus—Small Growth Series)	Swap equity contracts	2,436,573	—	2,436,573	—	(2,210,000)	226,573
Series Y (StylePlus—Large Growth Series)	Swap equity contracts	2,168,471	—	2,168,471	—	(1,750,000)	418,471
Series Z (Alpha Opportunity Series)	Swap equity contracts	6,175	—	6,175	(6,175)	—	—

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Series E (Total Return Bond Series)	Forward foreign currency exchange contracts	$167	$—	$167	$(167)	$—	$—
Series Z (Alpha Opportunity Series)	Swap equity contracts	609,956	—	609,956	(609,956)	—	—

[1]	Exchange-traded, centrally cleared derivatives and listed options are excluded from these reported amounts.

140 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table presents deposits held by others in connection with derivative investments as of June 30, 2018. The derivatives tables following the Schedule of Investments list each counterparty for which cash collateral may have been pledged or received at period end. The Funds have the right to offset these deposits against any related liabilities outstanding with each counterparty.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Series A (StylePlus—Large Core Series)	Morgan Stanley	Futures contracts	$308,000	$—
	Wells Fargo	Total Return Swap agreements	—	6,480,000
Series A (StylePlus—Large Core Series) Total			308,000	6,480,000

Series D (World Equity Income Series)	Bank of America Merrill Lynch	Futures contracts	597,000	—
Series D (World Equity Income Series) Total			597,000	—

Series E (Total Return Bond Series)	Goldman Sachs Group	Forward Foreign Currency Exchange contracts	—	110,000
	Bank of America Merrill Lynch	Interest Rate Swaps agreements	859,726	285,184
Series E (Total Return Bond Series) Total			859,726	395,184

Series J (StylePlus—Mid Growth Series)	Deutsche Bank	Total Return Swap agreements	—	5,700,000
	Morgan Stanley	Futures contracts	358,200	—
Series J (StylePlus—Mid Growth Series) Total			358,200	5,700,000

Series N (Managed Asset Allocation Series)	Goldman Sachs Group	Futures contracts	10,579	—
Series N (Managed Asset Allocation Series) Total			10,579	—

Series X (StylePlus—Small Growth Series)	Deutsche Bank	Total Return Swap agreements	—	2,210,000
	Morgan Stanley	Futures contracts	98,550	—
Series X (StylePlus—Small Growth Series) Total			98,550	2,210,000

Series Y (StylePlus—Large Growth Series)	Morgan Stanley	Futures contracts	11,400	—
	Wells Fargo	Total Return Swap agreements	—	1,750,000
Series Y (StylePlus—Large Growth Series) Total			11,400	1,750,000

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	—	quoted prices in active markets for identical assets or liabilities.

Level 2	—	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 141

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Series A (StylePlus—Large Core Series)	0.75%
Series B (Large Cap Value Series)	0.65%
Series D (World Equity Income Series)	0.70%
Series E (Total Return Bond Series)	0.39%
Series F (Floating Rate Strategies Series)	0.65%
Series J (StylePlus—Mid Growth Series)	0.75%
Series N (Managed Asset Allocation Series)	0.40%
Series O (All Cap Value Series)	0.70%
Series P (High Yield Series)	0.60%
Series Q (Small Cap Value Series)	0.75%
Series V (Mid Cap Value Series)	0.75%
Series X (StylePlus—Small Growth Series)	0.75%
Series Y (StylePlus—Large Growth Series)	0.65%
Series Z (Alpha Opportunity Series)	0.90%

The Board has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act that allows those Funds to pay distribution and shareholder services fees to GFD. The Funds will pay distribution and shareholder services fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Funds to current and prospective variable contract owners and qualified plan participants that invest in the Funds through the intermediaries.

142 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for the Funds, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Series A (StylePlus—Large Core Series)	0.91%	05/01/17	05/01/22
Series B (Large Cap Value Series)	0.80%	05/01/17	05/01/22
Series D (World Equity Income Series)	0.90%	05/01/17	05/01/22
Series E (Total Return Bond Series)	0.81%	11/30/12	05/01/19
Series F (Floating Rate Strategies Series)	1.15%	04/22/13	05/01/19
Series J (StylePlus—Mid Growth Series)	0.94%	05/01/17	05/01/22
Series O (All Cap Value Series)	0.88%	05/01/17	05/01/22
Series P (High Yield Series)	1.07%	10/20/14	05/01/19
Series Q (Small Cap Value Series)	1.14%	05/01/17	05/01/22
Series V (Mid Cap Value Series)	0.91%	05/01/17	05/01/22
Series X (StylePlus—Small Growth Series)	1.06%	05/01/17	05/01/22
Series Y (StylePlus—Large Growth Series)	0.93%	05/01/17	05/01/22
Series Z (Alpha Opportunity Series)	2.00%	05/31/17	05/01/22

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At June 30, 2018, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2018	Expires 2019	Expires 2020	Expires 2021	Total
Series A (StylePlus—Large Core Series)	$—	$—	$491,586	$298,250	$789,836
Series B (Large Cap Value Series)	—	—	555,470	305,493	860,963
Series D (World Equity Income Series)	—	—	359,114	196,688	555,802
Series E (Total Return Bond Series)	120,004	182,326	188,079	42,241	532,650
Series F (Floating Rate Strategies Series)	36,298	18,770	52,478	26,615	134,161
Series J (StylePlus—Mid Growth Series)	—	—	342,729	234,821	577,551
Series O (All Cap Value Series)	—	—	272,422	177,759	450,181
Series P (High Yield Series)	13,375	30,120	59,723	35,829	139,047
Series Q (Small Cap Value Series)	—	—	88,099	39,669	127,768
Series V (Mid Cap Value Series)	—	—	448,055	295,450	743,505
Series X (StylePlus—Small Growth Series)	—	—	95,770	57,412	153,182
Series Y (StylePlus—Large Growth Series)	—	—	98,362	63,925	162,287
Series Z (Alpha Opportunity Series)	11,875	—	33,178	13,317	58,370

For the period ended June 30, 2018, GI recouped amounts from the Funds as follows:

Fund	Amount
Series A (StylePlus—Large Core Series)	$2,658
Series E (Total Return Bond Series)	13
Series F (Floating Rate Strategies Series)	1,430

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

If a Fund invests in an affiliated fund, the investing Fund’s adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2018, the Series E (Total Return Bond Series) Fund waived $20,907 related to investments in affiliated funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 143

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Trust’s custodian. As custodian, BNY is responsible for the custody of the Trust’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2018, the cost of securities for Federal income tax purposes, the aggregate gross unrealized apprecation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$216,528,494	$11,503,633	$(1,693,770)	$9,809,863
Series B (Large Cap Value Series)	192,349,507	55,440,268	(5,315,687)	50,124,581
Series D (World Equity Income Series)	138,070,834	12,773,282	(5,497,928)	7,275,354
Series E (Total Return Bond Series)	120,344,342	3,111,791	(4,279,940)	(1,168,149)
Series F (Floating Rate Strategies Series)	74,235,922	47,562	(833,740)	(786,178)
Series J (StylePlus—Mid Growth Series)	164,358,795	8,734,534	(1,351,831)	7,382,703
Series N (Managed Asset Allocation Series)	38,328,649	9,662,595	(747,686)	8,914,909
Series O (All Cap Value Series)	97,388,179	25,551,868	(3,099,159)	22,452,709
Series P (High Yield Series)	76,893,622	494,692	(5,160,093)	(4,665,401)
Series Q (Small Cap Value Series)	77,709,031	16,550,458	(5,693,151)	10,857,307
Series V (Mid Cap Value Series)	199,615,397	36,160,024	(9,301,858)	26,858,166
Series X (StylePlus—Small Growth Series)	36,068,613	3,176,777	(345,316)	2,831,461
Series Y (StylePlus—Large Growth Series)	36,910,131	3,052,464	(204,568)	2,847,896
Series Z (Alpha Opportunity Series)	10,748,598	407,790	(1,126,256)	(718,466)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 7 – Securities Transactions

For the period ended June 30, 2018, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Series A (StylePlus—Large Core Series)	$59,406,128	$90,802,334
Series B (Large Cap Value Series)	24,027,266	49,079,395
Series D (World Equity Income Series)	89,277,044	103,328,812
Series E (Total Return Bond Series)	17,837,501	26,160,908
Series F (Floating Rate Strategies Series)	33,559,591	13,483,741
Series J (StylePlus—Mid Growth Series)	61,789,089	81,639,294
Series N (Managed Asset Allocation Series)	1,403,312	4,250,640
Series O (All Cap Value Series)	19,829,328	34,361,559
Series P (High Yield Series)	22,873,324	30,935,855
Series Q (Small Cap Value Series)	4,917,993	18,562,511
Series V (Mid Cap Value Series)	69,442,627	100,579,181
Series X (StylePlus—Small Growth Series)	12,823,736	14,971,928
Series Y (StylePlus—Large Growth Series)	13,059,451	22,574,476
Series Z (Alpha Opportunity Series)	16,606,056	19,891,599

For the period ended June 30, 2018, the cost of purchases and proceeds from the sales of government securities were as follows:

Fund	Purchases	Sales
Series E (Total Return Bond Series)	$3,469,680	$3,247,359

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2018, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain
Series E (Total Return Bond Series)	$103,750	$115,895	970
Series F (Floating Rate Strategies Seies)	97,823	—	—
Series P (High Yield Seies)	1,593,172	5,228,749	103,383

Note 8 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2018. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 145

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The unfunded loan commitments as of June 30, 2018, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series F (Floating Rate Strategies Series)
	Albertson's LLC	08/18/18	$100,000	$	—*
	BBB Industries, LLC	11/08/18	700,000		—*
	Convergint Technologies	02/03/25	34,677		260
	Hillman Group, Inc.	05/15/25	142,446		—*
	Lumentum Holdings, Inc.	09/07/18	300,000		—*
	Mavis Tire Express Services Corp.	03/20/25	58,676		587
	Amaya Holdings B.V.	10/21/19	600,000		—*
			$1,935,799		$847
Series P (High Yield Series)
	Acosta, Inc.	09/26/19	$511,111		$127,138
	Advantage Sales & Marketing LLC	07/25/19	900,000		24,662
	Albertson’s LLC	08/18/18	200,000		—*
	BBB Industries, LLC	11/08/18	1,460,000		11,673
	Epicor Software	06/01/20	600,000		28,555
	Lumentum Holdings, Inc.	09/07/18	550,000		—*
	Mavis Tire Express Services Corp.	03/20/25	7,197		72
	Amaya Holdings B.V.	10/21/19	1,000,000		—*
			$5,228,308		$192,100

*	Security has a market value of $0.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)	Copper River CLO Ltd.
	2007-1A, due 01/20/21[3]	05/09/14	$702,000	$71,977
	Mid-Atlantic Military Family Communities LLC
	5.30% due 8/01/50	10/07/16	909,051	858,253
	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	400,000	420,174
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	482,159	455,957
	Woodbourne Capital Trust I, 3.90%
	(1 month USD LIBOR + 2.50%)*,1,2	01/20/06	301,449	234,747
	Woodbourne Capital Trust II, 3.90%
	(1 month USD LIBOR + 2.50%)*,1,2	01/20/06	301,449	234,747
	Woodbourne Capital Trust III, 3.91%
	(1 month USD LIBOR + 2.50%)*,1,2	01/20/06	301,449	234,747
	Woodbourne Capital Trust IV, 3.91%
	(1 month USD LIBOR + 2.50%)*,1,2	01/20/06	301,449	234,747
			$3,699,006	$2,745,349
Series P (High Yield Series)	KeHE Distributors LLC / KeHE Finance Corp.
	7.63% due 8/15/21	08/07/13	$302,660	$291,750
	Schahin II Finance Co. SPV Ltd.
	5.88% due 9/25/22[4]	03/12/15	111,437	24,323
			$414,097	$316,073

*	Non-income producing security.
[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Perpetual maturity.
[3]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[4]	Security is in default of interest and/or principal obligations.

Note 10 – Line of Credit

The Trust, with the exception of certain affiliated funds, secured a 364-day committed, $1,000,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2017, at which time the line of credit was renewed, with an increased commitment amount to $1,065,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate 1.91% at June 30, 2018, plus 1/2 of 1%. The Funds that participate in the line of credit paid upfront costs of $982,952 to renew the line of credit.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period ended June 30, 2018.

The allocated commitment fee amount for each Fund is referenced in the Statement of Operations under “Line of credit fees” and the effect on the expense ratio is included in the Financial Highlights.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In addition, Series E (Total Return Bond Series) and Series F (Floating Rate Strategies Series)(the “Funds”) entered into an additional unlimited credit facility agreement with BNP Paribas Prime Brokerage, Inc. (the “counterparty”) whereby the counterparty has agreed to provide secured financing to the Funds and the Funds will provide pledged collateral to the counterparty. Fees related to borrowings, if any, equate to 1 month LIBOR plus 0.90%. The Funds did not have any borrowings under this agreement at or during the period ended June 30, 2018.

Note 11 – Other Liabilities

Series A (StylePlus—Large Core Series) and Series V (Mid Cap Value Series) (the “Funds”) each wrote put option contracts through Lehman Brothers, Inc. (“Lehman”) that were exercised prior to the option contracts expiration and prior to the bankruptcy filing by Lehman, during September 2008. However, these transactions have not settled and the securities have not been delivered to the Funds as of June 30, 2018.

Although the ultimate resolution of these transactions is uncertain, the Funds have recorded a liability on their respective books equal to the difference between the strike price on the put options and the market prices of the underlying security on the exercise date. The amount of liability recorded by the Funds as of June 30, 2018 was $18,615 for Series A (StylePlus—Large Core Series) and $205,716 for Series V (Mid Cap Value Series) and included in payable for miscellaneous in the Statements of Assets and Liabilities.

Note 12 – Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended June 30, 2018, the following Funds entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at June 30, 2018		Average Balance Outstanding	Average Interest Rate
Series E (Total Return Bond Series)	13	$	—*	$1,382,212	1.85%
Series P (High Yield Series)	181		7,398,926	7,309,292	2.04%

*	As of June 30, 2018, Series E (Total Return Bond Series) did not have any open reverse repurchase agreements.

For financial reporting purposes, the Funds do not offset secured financing transactions that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Statement of Assets of Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statement of Asset and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Series P (High Yield Series)	Reverse repurchase agreements	$7,398,926	$—	$7,398,926	$(7,398,926)	$—	$—

148 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

As of June 30, 2018, there was $7,398,926 in reverse repurchase agreements outstanding. As of June 30, 2018, Series P (High Yield Series) had outstanding reverse repurchase agreements with various counterparties. Details of the reverse repurchase agreements by counterparty are as follows:

Counterparty	Interest Rate	Maturity Dates	Face Value
Barclays Bank plc	(0.25)% - (0.10) %*	Open Maturity	$765,077
Barclays Bank plc	2.64%	07/25/18	1,155,071
BNP Paribas	2.62%	07/16/18	4,787,485
JPMorgan Chase & Co.	2.25% - 1.50%*	07/18/18	271,413
Bank of America Merrill Lynch	2.54%	07/20/18	419,880
			$7,398,926

*	The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at June 30, 2018.

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of period end, aggregated by asset class of the related collateral pledged by the Funds:

Fund	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Series P (High Yield Series)
Corporate Bonds	$765,077	$6,633,849	$—	$—	$7,398,926
Gross amount of recognized liabilities for reverse repurchase agreements	$765,077	$6,633,849	$—	$—	$7,398,926

Note 13 – Legal Proceedings

Tribune Company

SBL Fund has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the SBL Fund of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the SBL Fund, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). SBL Fund has been named as a defendant in two of the SLCFC actions: Deutsche Bank Trust Co. Americas v. Ohlson Enter., No. 12-0064 (S.D.N.Y.) and Deutsche Bank Trust Co. Americas v. Cantor Fitzgerald & Co., No. 11-4900 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed a response to plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.”

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. The Court concluded that the plaintiff had failed to allege that Tribune entered the LBO with actual intent to hinder, delay, or defraud its creditors, and therefore the complaint failed to state a claim. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but will wait to do so until it has resolved outstanding motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

None of these lawsuits alleges any wrongdoing on the part of Guggenheim Variable Funds Trust f/k/a SBL Fund. The following series of Guggenheim Variable Funds Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Series A (StylePlus–Large Core Series) f/k/a Series H (Enhanced Index Series), Series N (Managed Asset Allocation Series) and Series O (All Cap Value Series) (the “Funds”). The value of the proceeds received by the foregoing Funds was $158,950, $51,000 and $3,774,000, respectively. At this stage of the proceedings, Guggenheim Variable Funds Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

150 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Guggenheim Variable Funds Trust Contracts Review Committee

Guggenheim Variable Funds Trust (the “Trust”) was organized as a Delaware statutory trust on November 8, 2013, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series:

● Series A (StylePlus—Large Core Series) (“Series A”)

● Series D (World Equity Income Series) (“Series D”)

● Series F (Floating Rate Strategies Series) (“Series F”)

● Series N (Managed Asset Allocation Series) (“Series N”)

● Series P (High Yield Series) (“Series P”)

● Series V (Mid Cap Value Series) (“Series V”)

● Series Y (StylePlus—Large Growth Series) (“Series Y”)

● Series B (Large Cap Value Series) (“Series B”)

● Series E (Total Return Bond Series) (“Series E”)

● Series J (StylePlus—Mid Growth Series) (“Series J”)

● Series O (All Cap Value Series) (“Series O”)

● Series Q (Small Cap Value Series) (“Series Q”)

● Series X (StylePlus—Small Growth Series) (“Series X”)

● Series Z (Alpha Opportunity Series) (“Series Z”)

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 151

OTHER INFORMATION (Unaudited)(continued)

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global financial services firm (“Guggenheim Partners”), serves as investment adviser to each of: (i) Series A; (ii) Series B; (iii) Series D; (iv) Series E; (v) Series J; (vi) Series N; (vii) Series O; (viii) Series P; (ix) Series Q; (x) Series V; (xi) Series X; (xii) Series Y; and (xiii) Series Z (collectively, the “SI-Advised Funds”). Guggenheim Partners Investment Management, LLC (“GPIM”) serves as investment adviser to Series F of the Trust (the “GPIM-Advised Fund” and together with the SI-Advised Funds, the “Funds” and individually, a “Fund”).1 (Guggenheim Partners, Security Investors, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” Security Investors and GPIM are also known as “Guggenheim Investments,” the global asset management and investment advisory division of Guggenheim Partners that includes other affiliated investment management businesses.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Advisers regularly provide investment research, advice and supervision, along with a continuous investment program for the Funds, and direct the purchase and sale of securities and other investments for each Fund’s portfolio.

Each of the Advisory Agreements continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose. At meetings held in person on April 26, 2018 (the “April Meeting”) and on May 22, 2018 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreements in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreements and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. Recognizing that the evaluation process with respect to the services provided by Guggenheim is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations the Board receives throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreements.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports. The Committee noted that although FUSE’s process typically results in the identification for each Fund of a universe of similar funds for performance comparisons and a narrower group of similar funds from the universe based on asset levels for comparative fee and expense data evaluation (i.e., the peer group), the peer group constituent funds identified by FUSE for two Funds—Series F and Series V—were the same as the performance universe constituent funds due to each Fund’s investment strategy. In addition, for Series Z, the Committee took into account that FUSE included non-variable insurance funds in the peer group due to the limited number of comparable variable insurance funds.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and weighed the factors and standards discussed with Independent Legal Counsel.

[1]	The investment advisory agreements pertaining to the SI-Advised Funds and the investment advisory agreements pertaining to the GPIM-Advised Funds are each referred to herein as an “Advisory Agreement” and together, the “Advisory Agreements” In addition, unless the context indicates otherwise, Security Investors, with respect to its service as investment adviser to the SI-Advised Funds, and GPIM, as to the GPIM-Advised Funds, are each referred to herein as the “Adviser” and together, the “Advisers.”

152 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of each Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by each Adviser: With respect to the nature, extent and quality of services currently provided by each Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee considered Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee noted certain changes to the organization, including those in connection with the sale of Guggenheim’s exchange-traded fund business to Invesco Ltd., and considered Guggenheim’s commitment to focusing on, and investing resources in support of, the Funds.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. In this connection, the Committee considered enhancements to the organization’s compliance processes and programs, including in response to certain examination findings from the staff of the Securities and Exchange Commission.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in monitoring and coordinating compliance responsibilities with the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of each Adviser to carry out its responsibilities under the applicable Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee certain unaudited financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”). The Committee received the audited consolidated financial statements of GPIMH as supplemental information. [(Thereafter, the Committee received the audited consolidated financial statements of GPIM.)]

The Committee also considered the acceptability of the terms of each Advisory Agreement, including the scope of services required to be performed by each Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how each Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that each Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under each Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2017, as applicable. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark, a universe of funds and a narrower peer group of similar funds based on asset levels as identified by FUSE, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons.

In seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee considered more recent performance periods for those Funds that were recently launched, as well as in circumstances in which enhancements were being made to the portfolio management processes or techniques employed for a Fund.

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OTHER INFORMATION (Unaudited)(continued)

In this connection, the Committee made the following observations:

Series A (StylePlus—Large Core Series): The Fund’s returns ranked in the 8th and 2nd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2017, respectively, exceeding its performance universe median for both of these periods.

Series D (World Equity Income Series): The Fund’s returns ranked in the 70th and 72nd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2017, respectively. The Committee considered that the Fund implemented a strategy change and a new portfolio management team in August 2013, noting the Adviser’s statement that the Fund has experienced notable improvement as a result, but underperformed its peer funds in 2017. In this regard, the Committee considered the Adviser’s explanation that the Fund’s defensive investment approach contributed to its underperformance, with the Fund’s exposure to lower-volatility, higher-yielding equity securities detracting from performance as growth stocks performed strongly in 2017.

Series E (Total Return Bond Series): The Fund’s returns ranked in the 1st percentile of its performance universe for both the five-year and three-year periods ended December 31, 2017, exceeding its performance universe median for both of these periods.

Series F (Floating Rate Strategies Series): The Committee noted the Fund’s inception date of April 24, 2013, and observed that the Fund’s returns ranked in the 1st and 33rd percentiles of its performance universe for the three-year and one-year periods ended December 31, 2017, respectively, exceeding its performance universe median for both of these periods.

Series J (StylePlus—Mid Growth Series): The Fund’s returns ranked in the 31st and 38th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2017, respectively, exceeding its performance universe median for both of these periods.

Series N (Managed Asset Allocation Series): The Fund’s returns ranked in the 65th and 33rd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2017, respectively.

Series P (High Yield Series): The Fund’s returns ranked in the 10th and 9th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2017, respectively, exceeding its performance universe median for both of these periods.

Series X (StylePlus—Small Growth Series): The Fund’s returns ranked in the 16th and 39th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2017, respectively, exceeding its performance universe median for both of these periods.

Series Y (StylePlus—Large Growth Series): The Fund’s returns ranked in the 27th and 19th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2017, respectively, exceeding its performance universe median for both of these periods.

Series Z (Alpha Opportunity Series): The Fund’s returns ranked in the 15th and 47th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2017, respectively, exceeding its performance universe median for both of these periods.

Value Funds: Series B (Large Cap Value Series), Series O (All Cap Value Series), Series Q (Small Cap Value Series) and Series V (Mid Cap Value Series):

Series B (Large Cap Value Series): The Fund’s returns ranked in the 33rd and 18th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2017, respectively, exceeding its performance universe median for both of these periods.

Series O (All Cap Value Series): The Fund’s returns ranked in the 35th and 15th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2017, respectively, exceeding its performance universe median for both of these periods.

Series Q (Small Cap Value Series): The Fund’s returns ranked in the 94th and 88th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2017, respectively, underperforming its performance universe median for both of these periods. The Committee noted measures taken by the Adviser to remedy longer-term relative underperformance with respect to the Value Funds strategy, including strategy enhancements such as implementation of a refined stock selection process and additional risk controls to enforce the strategy’s sell discipline. In this connection, the Committee noted the Adviser’s statement that, although these measures led to improved performance in 2016, the Fund underperformed its peer funds in 2017, ranking in the 88th percentile of its performance universe. The Committee

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OTHER INFORMATION (Unaudited)(continued)

considered the Adviser’s explanation that several factors detracted from performance, including its industry weightings, particularly with respect to information technology, industrials and healthcare, and its preference for value stocks over growth stocks as growth stocks performed strongly in 2017. The Committee also considered the steps being taken to improve the Fund’s performance.

Series V (Mid Cap Value Series): The Fund’s returns ranked in the 67th and 22nd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2017, respectively.

After reviewing the foregoing and related factors, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by each Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee and total net expense ratio to the applicable peer group. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. The Committee also reviewed aggregated advisory and administrative fees compared to the peer group average and median.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by the applicable Adviser to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable, noting that, in certain instances, Guggenheim charges a lower advisory fee to such other clients. In this connection, the Committee considered, among other things, Guggenheim’s representations about the significant differences between managing mutual funds as compared to other types of accounts. The Committee also considered Guggenheim’s explanation that lower fees are charged in certain instances due to various other factors, including the scope of contract, type of investors, fee structure, applicable legal, governance and capital structures, tax status and historical pricing reasons. In addition, the Committee took into account Guggenheim’s discussion of the entrepreneurial risks it faces when offering the Funds as compared to other types of accounts. The Committee concluded that the information it received demonstrated that the aggregate services provided to, or specific circumstances of, each Fund were sufficiently different from the services provided to, or the specific circumstances of, other clients with similar investment strategies and/or the risks borne by Guggenheim were sufficiently greater than those associated with managing other clients with similar investment strategies to support the difference in fees.

In further considering the comparative fee and expense data presented in the Contract Review Materials and addressed by Guggenheim, the Committee took into account those Funds with currently effective expense limitation agreements with the Adviser and made the following observations:

Series A (StylePlus—Large Core Series): The Fund’s contractual advisory fee ranks in the third quartile (64th percentile) of its peer group. The Fund’s net effective management fee2 ranks in the second quartile (29th percentile) of its peer group. The Fund’s total net expense ratio ranks in the first quartile (21st percentile) of its peer group.

Series B (Large Cap Value Series): The Fund’s contractual advisory fee is equal to the median (50th percentile) of its peer group. The Fund’s net effective management fee and total net expense ratio each rank in the first quartile (7th and 1st percentiles, respectively) of its peer group.

Series D (World Equity Income Series): The Fund’s contractual advisory fee ranks in the second quartile (29th percentile) of its peer group. The Fund’s net effective management fee and total net expense ratio each rank in the first quartile (each 7th percentile) of its peer group.

Series E (Total Return Bond Series): The Fund’s contractual advisory fee and total net expense ratio each rank in the first quartile (7th and 21st percentiles, respectively) of its peer group. The Fund’s net effective management fee ranks in the second quartile (29th percentile) of its peer group. The Committee considered that, effective November 20, 2017, the Board approved a reduction in the Fund’s contractual advisory fee to 0.39%, reduced from an advisory fee of 0.50% on average daily net assets up to $5 billion and 0.45% in excess of $5 billion.

[2]	The “net effective management fee” represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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OTHER INFORMATION (Unaudited)(continued)

Series F (Floating Rate Strategies Series): The Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the fourth quartile (each 83rd percentile) of its peer group. The Committee considered the Adviser’s statement explaining the higher fees and expenses that performance is driven by a unique investment approach that requires significant resources. The Committee also considered that, effective May 1, 2017, the Board approved an additional breakpoint, reducing the Fund’s advisory fee by 0.05% on assets over $5 billion. In addition, the Committee considered the Fund’s strong investment performance.

Series J (StylePlus—Mid Growth Series): The Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the first quartile (19th, 13th and 6th percentiles, respectively) of its peer group.

Series N (Managed Asset Allocation Series): The Fund’s contractual advisory fee and total net expense ratio each rank in the first quartile (1st and 25th percentiles, respectively) of its peer group. The Fund’s net effective management fee ranks in the second quartile (33rd percentile) of its peer group. The Committee considered that, effective May 1, 2017, the Board approved a reduction in the Fund’s contractual advisory fee from 0.65% to 0.40%.

Series O (All Cap Value Series): The Fund’s contractual advisory fee ranks in the third quartile (67th percentile) of its peer group. The Fund’s net effective management fee ranks in the second quartile (27th percentile) of its peer group. The Fund’s total net expense ratio ranks in the first quartile (13th percentile) of its peer group.

Series P (High Yield Series): The Fund’s contractual advisory fee ranks in the first quartile (21st percentile) of its peer group. The Fund’s net effective management fee ranks in the second quartile (36th percentile) of its peer group. The Fund’s total net expense ratio ranks in the fourth quartile (79th percentile) of its peer group. The Committee considered the Fund’s strong investment performance.

Series Q (Small Cap Value Series): The Fund’s contractual advisory fee ranks in the first quartile (18th percentile) of its peer group. The Fund’s net effective management fee ranks in the second quartile (27th percentile) of its peer group. The Fund’s total net expense ratio ranks in the third quartile (55th percentile) of its peer group. The Committee considered that, effective May 1, 2017, the Board approved a reduction in the Fund’s contractual advisory fee from 0.95% to 0.75%.

Series V (Mid Cap Value Series): The Fund’s contractual advisory fee ranks in the second quartile (33rd percentile) of its peer group. The Fund’s net effective management fee and total net expense ratio each rank in the first quartile (22nd and 11th percentiles, respectively) of its peer group.

Series X (StylePlus—Small Growth Series): The Fund’s contractual advisory fee and net effective management fee each rank in the first quartile (1st and 7th percentiles, respectively) of its peer group. The Fund’s total net expense ratio ranks in the second quartile (29th percentile) of its peer group. The Committee considered that, effective May 1, 2017, the Board approved a reduction in the Fund’s contractual advisory fee from 0.85% to 0.75%.

Series Y (StylePlus—Large Growth Series): The Fund’s contractual advisory fee and total net expense ratio each rank in the second quartile (36th and 29th percentiles, respectively) of its peer group. The Fund’s net effective management fee ranks in the first quartile (21st percentile) of its peer group. The Committee considered that, effective May 1, 2017, the Board approved a reduction in the Fund’s contractual advisory fee from 0.75% to 0.65%.

Series Z (Alpha Opportunities Series): The Fund’s contractual advisory fee ranks in the first quartile (1st percentile) of its peer group. The Fund’s net effective management fee and total net expense ratio each rank in the third quartile (60th and 73rd percentiles, respectively) of its peer group. The Committee considered that, effective May 31, 2017, the Board approved a reduction in the Fund’s contractual advisory fee from 1.25% to 0.90%.

With respect to the costs of services provided and profits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2017, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2016. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

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OTHER INFORMATION (Unaudited)(concluded)

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented, and concluded that the profits were not unreasonable.

The Committee considered other benefits available to each Adviser because of its relationship with the Funds and noted Guggenheim’s statement that, although the Adviser may have benefited from arrangements in the past whereby an affiliate received commissions for executing portfolio transactions on behalf of the Funds, it is not Guggenheim’s current practice to execute Fund portfolio transactions through its affiliate. In addition, the Committee noted Guggenheim’s statement that it may benefit from marketing synergies arising from offering a broad spectrum of products, including the Funds.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to the shareholders. The Committee noted the Adviser’s statements, including that Guggenheim believes it is appropriately sharing potential economies of scale and that costs continue to increase in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things, and that, in this regard, management’s costs for providing services have increased in recent years without regard to asset levels.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for a Fund, with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee also considered Guggenheim’s view that it seeks to share economies of scale through a number of means, including expense limitations and/or advisory fees set at competitive rates pre-assuming future asset growth. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation. The Committee also took into account the contractual advisory fee reductions for multiple Funds and the advisory fee breakpoint with respect to Series F that were offered by the Adviser and approved by the Board and went into effect in 2017.

The Committee determined that the advisory fee for each Fund was reasonable.

Overall Conclusions

Based on the foregoing, the Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of each of the Advisory Agreements is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his business judgment, may attribute different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of each Advisory Agreement for an additional annual term.

Thereafter, on May 23, 2018, the Board, including all of the Independent Trustees, approved the renewal of each Advisory Agreement for an additional annual term.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 157

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	49	Current: Trustee, Purpose Investments Inc. (2014-Present). Former: Managed Duration Investment Grade Municipal Fund (2003-2016).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 1994	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	48	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	48	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	48	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	49

Current: PPM Funds Board (February 2018-present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).

Former: Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	48

Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present); Member, Governing Council (2003-present) and Executive Committee (2016-present), Independent Directors Council. Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	48

Current: Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation- Linked Income Fund (2003-present).

Former: Managed Duration Investment Grade Municipal Fund (2003-2016); Bennett Group of Funds (2011-2013).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 159

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Amy J. Lee*** (1961)	Trustee, Vice President and Chief Legal Officer	Since February 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (February 2018-present); President, certain other funds in the Fund Complex (2017-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer (2017-February 2018); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	158	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of her position with the Funds' Investment Manager and/or the parent of the Investment Manager.

160 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since February 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (February 2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (January 2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (January 2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-January 2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director, Guggenheim Investments (2015-present).

Former: Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-April 2018); Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Assistant Treasurer, certain other funds in the Fund complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Security Investors, LLC (2012-2018); CCO, Guggenheim Funds Investment Advisors, LLC (2012-2018); CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 161

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The Affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 163

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

164 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 165

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms..

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer

Date	September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer

Date	September 7, 2018

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	September 7, 2018

*	Print the name and title of each signing officer under his or her signature.